Total
WisdomTree International Equity Fund
WisdomTree International Equity Fund
Investment Objective
The WisdomTree International Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Equity Index (the “Index”).
Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	WisdomTree International Equity Fund WisdomTree International Equity Fund USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	WisdomTree International Equity Fund WisdomTree International Equity Fund
Management Fees	0.48%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.48%	[1]
[1]	Excludes expenses associated with the collection of additional European Union tax reclaims resulting from European Court of Justice rulings in several court cases in certain countries across the European Union. If these expenses were included, “Other Expenses” would be 0.01% and “Total Annual Fund Operating Expenses” would be 0.49%.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of their shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
WisdomTree International Equity Fund | WisdomTree International Equity Fund | USD ($)	49	154	269	604

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.

The Index is a fundamentally weighted index that is comprised of companies in the industrialized world, excluding Canada and the United States, that pay regular cash dividends. To be eligible for inclusion in the Index, a company must meet the following criteria as of the annual Index screening date: (i) incorporation in one of 15 developed European countries (Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, or the United Kingdom), Israel, Japan, Australia, Hong Kong or Singapore; (ii) payment of at least $5 million in cash dividends on shares of common stock during the preceding annual cycle; (iii) market capitalization of at least $100 million; (iv) median daily dollar trading volume of at least $100,000 for the preceding three months; and (v) trading of at least 250,000 shares per month for each of the preceding six months.

Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay a greater total dollar amount of dividends are more heavily weighted. To derive a company’s initial Index weight, (i) multiply the U.S. dollar value of the company’s annual gross dividend per share by the number of common shares outstanding for that company (the “Cash Dividend Factor”); (ii) calculate the Cash Dividend Factor for each company; (iii) add together all of the companies’ Cash Dividend Factors; and (iv) divide the company’s Cash Dividend Factor by the sum of all Cash Dividend Factors. On the Index’s annual screening date, the Index caps the weight of components exposed to any one country and any one sector (except for the real estate sector) at 25%. The weight of components exposed to the real estate sector is capped at 15%. The Index also may adjust the weight of individual components on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a component security, such as its trading volume. To the extent the Index reduces an individual component’s weight, the excess weight will be reallocated pro rata among the other components. Similarly, if the Index increases a component’s weight, the weight of the other components will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector, country, or individual component in the Index may fluctuate above or below specified caps and thresholds, respectively, between screening dates in response to market conditions.

WisdomTree, Inc. (“WisdomTree”), as Index provider, currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to define companies within a sector. The following sectors are included in the Index: communication services, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in the energy equipment and services industry as well as the oil, gas and consumable fuels industry. As of June 30, 2023, companies in the financials sector comprised a significant portion (i.e., in excess of 15% of the Index’s total weighting) of the Index; however, the Index's sector exposure may change from time to time.

To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index.

As of June 30, 2023, the equity securities of companies domiciled in or otherwise tied to Japan and Europe (including exposure to the United Kingdom) comprised a significant portion (i.e., in excess of 15% of the Index’s total weighting) of the Index, although the Index’s geographic exposure may change from time to time.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the financials sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The financials sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.

■	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Investments in Japan
Investments in Japan are subject to risks associated with its economy's dependence on the export market and consistent government support of its export market. Slowdowns in the Japanese export market may have a negative impact on the Japanese economy as a whole. Japan is also subject to risks associated with natural disasters and escalating political tension in the region.

Investments in Europe
Many European countries are members of the European Union (“EU”) as well as the European Economic and Monetary Union (“EMU”) and, as a result, the economies and markets of European countries can be closely connected and largely interdependent. As such, adverse events in one European country may have effects across Europe. Investments in Europe are also subject to risks stemming from the uncertain consequences of the United Kingdom's (“U.K.”) exit of the EU single market and customs union (“Brexit”). Further, Russia's invasion of the Ukraine, and the continued hostilities in the region, have caused increased volatility in European markets and led to broad ranging economic sanctions against Russia. Uncertainties surrounding the duration and potential increased geographic scope of hostilities may create additional volatility in European and global markets. Any of the above could have a negative effect on the Fund's investments in Europe.

Investments in the United Kingdom
Investments in the United Kingdom (“U.K.”) are subject to risks associated with uncertainties surrounding Brexit and changes in the economic health of its primary trade partners across Europe and the United States. The U.K.'s economy is also heavily dependent on the export of financial services and may be impacted by a slowdown in the financial services sector.

■	Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of such countries or regions) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■	Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

■	Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by its Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund's use of sampling techniques also may affect its ability to achieve close correlation with its Index.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations, or the past 10 calendar years, as applicable. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the Index and the MSCI EAFE Index, a relevant broad-based securities index. In addition, performance also is shown for the MSCI EAFE Value Index, another comparative index that also represents the asset class in which the Fund invests. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

The Fund’s year-to-date total return as of June 30, 2023 was 8.86%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	17.34%	4Q/2022
Lowest Return	(25.52)%	1Q/2020

Average Annual Total Returns for the periods ending December 31, 2022

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns - WisdomTree International Equity Fund	1 Year	5 Years	10 Years
WisdomTree International Equity Fund	(9.11%)	0.26%	3.95%
WisdomTree International Equity Fund | After Taxes on Distributions	(9.97%)	(0.52%)	3.05%
WisdomTree International Equity Fund | After Taxes on Distributions and Sales	(4.67%)	0.26%	3.03%
WisdomTree International Equity Index (Reflects no deduction for fees, expenses or taxes)	(8.81%)	0.51%	4.19%
MSCI EAFE Index (Reflects no deduction for fees, expenses or taxes)	(14.45%)	1.54%	4.67%
MSCI EAFE Value Index (Reflects no deduction for fees, expenses or taxes)	(5.58%)	0.17%	3.51%

WisdomTree International Equity Fund | Risk Lose Money [Member]
You can lose money on your investment in the Fund.
WisdomTree International Equity Fund | Foreign Securities Risk [Member]
Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries.
WisdomTree International Equity Fund | Investment Risk [Member]
Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
WisdomTree International Equity Fund | Market Risk [Member]
Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
WisdomTree International Equity Fund | Shares of the Fund May Trade at Prices Other Than NAV [Member]
Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.
WisdomTree International Equity Fund | Currency Exchange Rate Risk [Member]
Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.
WisdomTree International Equity Fund | Cybersecurity Risk [Member]
Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.
WisdomTree International Equity Fund | Financials Sector Risk [Member]
Financials Sector Risk. The Fund currently invests a significant portion of its assets in the financials sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The financials sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.
WisdomTree International Equity Fund | Geographic Investment Risk [Member]
Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Investments in Japan
Investments in Japan are subject to risks associated with its economy's dependence on the export market and consistent government support of its export market. Slowdowns in the Japanese export market may have a negative impact on the Japanese economy as a whole. Japan is also subject to risks associated with natural disasters and escalating political tension in the region.

Investments in Europe
Many European countries are members of the European Union (“EU”) as well as the European Economic and Monetary Union (“EMU”) and, as a result, the economies and markets of European countries can be closely connected and largely interdependent. As such, adverse events in one European country may have effects across Europe. Investments in Europe are also subject to risks stemming from the uncertain consequences of the United Kingdom's (“U.K.”) exit of the EU single market and customs union (“Brexit”). Further, Russia's invasion of the Ukraine, and the continued hostilities in the region, have caused increased volatility in European markets and led to broad ranging economic sanctions against Russia. Uncertainties surrounding the duration and potential increased geographic scope of hostilities may create additional volatility in European and global markets. Any of the above could have a negative effect on the Fund's investments in Europe.

Investments in the United Kingdom
Investments in the United Kingdom (“U.K.”) are subject to risks associated with uncertainties surrounding Brexit and changes in the economic health of its primary trade partners across Europe and the United States. The U.K.'s economy is also heavily dependent on the export of financial services and may be impacted by a slowdown in the financial services sector.

WisdomTree International Equity Fund | Geopolitical Risk [Member]
Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of such countries or regions) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
WisdomTree International Equity Fund | Index and Data Risk [Member]
Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.
WisdomTree International Equity Fund | Investment Style Risk [Member]
Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.
WisdomTree International Equity Fund | Issuer-Specific Risk [Member]
Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.
WisdomTree International Equity Fund | Large-Capitalization Investing Risk [Member]
Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.
WisdomTree International Equity Fund | Mid-Capitalization Investing Risk [Member]
Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion.
WisdomTree International Equity Fund | Non-Correlation Risk [Member]
Non-Correlation Risk. As with all index funds, the performance of the Fund and that of its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by its Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund's use of sampling techniques also may affect its ability to achieve close correlation with its Index.
WisdomTree International Equity Fund | Risk Nondiversified Status [Member]
Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
WisdomTree International High Dividend Fund
WisdomTree International High Dividend Fund
Investment Objective

The WisdomTree International High Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International High Dividend Index (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	WisdomTree International High Dividend Fund WisdomTree International High Dividend Fund USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	WisdomTree International High Dividend Fund WisdomTree International High Dividend Fund
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.58%	[1]
[1]	Excludes expenses associated with the collection of additional European Union tax reclaims resulting from European Court of Justice rulings in several court cases in certain countries across the European Union. If these expenses were included, “Other Expenses” and “Total Annual Fund Operating Expenses” would be unchanged.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of their shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
WisdomTree International High Dividend Fund | WisdomTree International High Dividend Fund | USD ($)	59	186	324	726

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.

The Index is a fundamentally weighted index that is comprised of companies with high dividend yields selected from the WisdomTree International Equity Index, which defines the dividend-paying universe of companies in the industrialized world, excluding Canada and the United States. To be eligible for inclusion in the Index, a company must meet the following criteria as of the annual Index screening date: (i) incorporation in one of 15 developed European countries (Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, or the United Kingdom), Israel, Japan, Australia, Hong Kong or Singapore; (ii) payment of at least $5 million in cash dividends on shares of common stock during the preceding annual cycle; (iii) market capitalization of at least $200 million; (iv) median daily dollar trading volume of at least $200,000 for the preceding three months; and (v) trading of at least 250,000 shares per month for each of the preceding six months. Securities eligible for inclusion in the Index are ranked by dividend yield as adjusted by a composite risk score based on fundamental valuation, quality and momentum characteristics. Securities ranking in the highest 30% by dividend yield and top 80% by composite risk score are selected for inclusion in the Index. If a company currently in the Index is no longer ranked in the top 30% by dividend yield at the time of the annual Index screening date but remains ranked in the top 35% by dividend yield, the company will remain in the Index.

Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay a greater total dollar amount of dividends are more heavily weighted. To derive a company’s initial Index weight, (i) multiply the U.S. dollar value of the company’s annual gross dividend per share by the number of common shares outstanding for that company (the “Cash Dividend Factor”); (ii) calculate the Cash Dividend Factor for each company; (iii) add together all of the companies’ Cash Dividend Factors; and (iv) divide the company’s Cash Dividend Factor by the sum of all Cash Dividend Factors. At the time of the Index’s annual screening date, the maximum weight of any security in the Index is capped at 5%. On the Index’s annual screening date, the Index caps the weight of components exposed to any one country and any one sector (except for the real estate sector) at 25%. The weight of components exposed to the real estate sector is capped at 15%. The Index also may adjust the weight of individual components on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a component security, such as its trading volume. To the extent the Index reduces an individual component’s weight, the excess weight will be reallocated pro rata among the other components. Similarly, if the Index increases a component’s weight, the weight of the other components will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector, country, or individual component in the Index may fluctuate above or below specified caps and thresholds, respectively, between screening dates in response to market conditions.

WisdomTree, Inc. (“WisdomTree”), as Index provider, currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to define companies within a sector. The following sectors are included in the Index: communication services, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in the energy equipment and services industry as well as the oil, gas and consumable fuels industry. As of June 30, 2023, companies in the financials and materials sectors comprised a significant portion (i.e., in excess of 15% of the Index’s total weighting) of the Index; however, the Index's sector exposure may change from time to time.

To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index.

As of June 30, 2023, the equity securities of companies domiciled in or otherwise tied to Australia and Europe, particularly the United Kingdom, comprised a significant portion (i.e., in excess of 15% of the Index’s total weighting) of the Index, although the Index’s geographic exposure may change from time to time.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries.

■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the financials sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The financials sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.

■	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Investments in Australia
The economy of Australia is heavily dependent on the price and the demand for commodities and natural resources as well as its exports from the energy, agricultural and mining sectors. Conditions that weaken demand for such products worldwide could have a negative impact on the Australian economy as a whole. Australia is also increasingly dependent on the economies of its key trading partners, including the United States, China, Japan, South Korea, other Asian and certain European countries.

Investments in Europe
Many European countries are members of the European Union (“EU”) as well as the European Economic and Monetary Union (“EMU”) and, as a result, the economies and markets of European countries can be closely connected and largely interdependent. As such, adverse events in one European country may have effects across Europe. Investments in Europe are also subject to risks stemming from the uncertain consequences of the United Kingdom's (“U.K.”) exit of the EU single market and customs union (“Brexit”). Further, Russia's invasion of the Ukraine, and the continued hostilities in the region, have caused increased volatility in European markets and led to broad ranging economic sanctions against Russia. Uncertainties surrounding the duration and potential increased geographic scope of hostilities may create additional volatility in European and global markets. Any of the above could have a negative effect on the Fund's investments in Europe.

Investments in the United Kingdom
Investments in the United Kingdom (“U.K.”) are subject to risks associated with uncertainties surrounding Brexit and changes in the economic health of its primary trade partners across Europe and the United States. The U.K.'s economy is also heavily dependent on the export of financial services and may be impacted by a slowdown in the financial services sector.

■	Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of such countries or regions) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■	Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

■	Materials Sector Risk. The Fund currently invests a significant portion of its assets in the basic materials sector. This sector includes, for example, metals and mining, chemicals, construction materials, glass, paper and related packaging products and forest product companies. This sector can be significantly affected by, among other things, commodity price volatility, demand for basic materials, world economic growth, depletion of natural resources, technological progress, and government regulations.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by its Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund's use of sampling techniques also may affect its ability to achieve close correlation with its Index.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations, or the past 10 calendar years, as applicable. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the Index and the MSCI EAFE Value Index, a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

The Fund’s year-to-date total return as of June 30, 2023 was 6.91%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	19.04%	4Q/2022
Lowest Return	(29.07)%	1Q/2020

Average Annual Total Returns for the periods ending December 31, 2022

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns - WisdomTree International High Dividend Fund	1 Year	5 Years	10 Years
WisdomTree International High Dividend Fund	(2.12%)	0.34%	3.48%
After Taxes on Distributions	(3.41%)	(0.70%)	2.34%
After Taxes on Distributions and Sales	(0.34%)	0.26%	2.60%
WisdomTree International High Dividend Index (Reflects no deduction for fees, expenses or taxes)	(1.92%)	0.63%	3.79%
MSCI EAFE Value Index (Reflects no deduction for fees, expenses or taxes)	(5.58%)	0.17%	3.51%

WisdomTree International High Dividend Fund | Risk Lose Money [Member]
You can lose money on your investment in the Fund.
WisdomTree International High Dividend Fund | Foreign Securities Risk [Member]
Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries.
WisdomTree International High Dividend Fund | Investment Risk [Member]
Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
WisdomTree International High Dividend Fund | Market Risk [Member]
Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
WisdomTree International High Dividend Fund | Shares of the Fund May Trade at Prices Other Than NAV [Member]
Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.
WisdomTree International High Dividend Fund | Currency Exchange Rate Risk [Member]
Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.
WisdomTree International High Dividend Fund | Cybersecurity Risk [Member]
Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.
WisdomTree International High Dividend Fund | Financials Sector Risk [Member]
Financials Sector Risk. The Fund currently invests a significant portion of its assets in the financials sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The financials sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.
WisdomTree International High Dividend Fund | Geographic Investment Risk [Member]
Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Investments in Australia
The economy of Australia is heavily dependent on the price and the demand for commodities and natural resources as well as its exports from the energy, agricultural and mining sectors. Conditions that weaken demand for such products worldwide could have a negative impact on the Australian economy as a whole. Australia is also increasingly dependent on the economies of its key trading partners, including the United States, China, Japan, South Korea, other Asian and certain European countries.

Investments in Europe
Many European countries are members of the European Union (“EU”) as well as the European Economic and Monetary Union (“EMU”) and, as a result, the economies and markets of European countries can be closely connected and largely interdependent. As such, adverse events in one European country may have effects across Europe. Investments in Europe are also subject to risks stemming from the uncertain consequences of the United Kingdom's (“U.K.”) exit of the EU single market and customs union (“Brexit”). Further, Russia's invasion of the Ukraine, and the continued hostilities in the region, have caused increased volatility in European markets and led to broad ranging economic sanctions against Russia. Uncertainties surrounding the duration and potential increased geographic scope of hostilities may create additional volatility in European and global markets. Any of the above could have a negative effect on the Fund's investments in Europe.

Investments in the United Kingdom
Investments in the United Kingdom (“U.K.”) are subject to risks associated with uncertainties surrounding Brexit and changes in the economic health of its primary trade partners across Europe and the United States. The U.K.'s economy is also heavily dependent on the export of financial services and may be impacted by a slowdown in the financial services sector.

WisdomTree International High Dividend Fund | Geopolitical Risk [Member]
Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of such countries or regions) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
WisdomTree International High Dividend Fund | Index and Data Risk [Member]
Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.
WisdomTree International High Dividend Fund | Investment Style Risk [Member]
Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.
WisdomTree International High Dividend Fund | Issuer-Specific Risk [Member]
Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.
WisdomTree International High Dividend Fund | Large-Capitalization Investing Risk [Member]
Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.
WisdomTree International High Dividend Fund | Non-Correlation Risk [Member]
Non-Correlation Risk. As with all index funds, the performance of the Fund and that of its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by its Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund's use of sampling techniques also may affect its ability to achieve close correlation with its Index.
WisdomTree International High Dividend Fund | Risk Nondiversified Status [Member]
Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
WisdomTree International High Dividend Fund | Dividend Paying Securities Risk [Member]
Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.
WisdomTree International High Dividend Fund | Materials Sector Risk [Member]
Materials Sector Risk. The Fund currently invests a significant portion of its assets in the basic materials sector. This sector includes, for example, metals and mining, chemicals, construction materials, glass, paper and related packaging products and forest product companies. This sector can be significantly affected by, among other things, commodity price volatility, demand for basic materials, world economic growth, depletion of natural resources, technological progress, and government regulations.
WisdomTree International LargeCap Dividend Fund
WisdomTree International LargeCap Dividend Fund
Investment Objective

The WisdomTree International LargeCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International LargeCap Dividend Index (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	WisdomTree International LargeCap Dividend Fund WisdomTree International LargeCap Dividend Fund USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	WisdomTree International LargeCap Dividend Fund WisdomTree International LargeCap Dividend Fund
Management Fees	0.48%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.48%	[1]
[1]	Excludes expenses associated with the collection of additional European Union tax reclaims resulting from European Court of Justice rulings in several court cases in certain countries across the European Union. If these expenses were included, “Other Expenses” would be 0.01% and “Total Annual Fund Operating Expenses” would be 0.49%.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of their shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
WisdomTree International LargeCap Dividend Fund | WisdomTree International LargeCap Dividend Fund | USD ($)	49	154	269	604

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.

The Index is a fundamentally weighted index that is comprised of the large-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada. Constituent companies are selected from the WisdomTree International Equity Index, which defines the dividend-paying universe of companies in the industrialized world, excluding Canada and the United States. The Index is comprised of the 300 largest companies ranked by market capitalization from the WisdomTree International Equity Index, as of the annual Index screening date. As of June 30, 2023, the Index had a market capitalization range from $2.8 billion to $466.3 billion, with an average market capitalization of $51.7 billion. To be eligible for inclusion in the Index, a company must meet the following criteria as of the annual Index screening date: (i) incorporation in one of 15 developed European countries (Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, or the United Kingdom), Israel, Japan, Australia, Hong Kong or Singapore; (ii) payment of at least $5 million in cash dividends on shares of common stock during the preceding annual cycle; (iii) market capitalization of at least $100 million; (iv) median daily dollar trading volume of at least $100,000 for the preceding three months; and (v) trading of at least 250,000 shares per month for each of the preceding six months.

Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay a greater total dollar amount of dividends are more heavily weighted. To derive a company’s initial Index weight, (i) multiply the U.S. dollar value of the company’s annual gross dividend per share by the number of common shares outstanding for that company (the “Cash Dividend Factor”); (ii) calculate the Cash Dividend Factor for each company; (iii) add together all of the companies’ Cash Dividend Factors; and (iv) divide the company’s Cash Dividend Factor by the sum of all Cash Dividend Factors. On the Index’s annual screening date, the Index caps the weight of components exposed to any one country and any one sector (except for the real estate sector) at 25%. The weight of components exposed to the real estate sector is capped at 15%. The Index also may adjust the weight of individual components on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a component security, such as its trading volume. To the extent the Index reduces an individual component’s weight, the excess weight will be reallocated pro rata among the other components. Similarly, if the Index increases a component’s weight, the weight of the other components will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector, country, or individual component in the Index may fluctuate above or below specified caps and thresholds, respectively, between screening dates in response to market conditions.

WisdomTree, Inc. (“WisdomTree”), as Index provider, currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to define companies within a sector. The following sectors are included in the Index: communication services, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in the energy equipment and services industry as well as the oil, gas and consumable fuels industry. As of June 30, 2023, companies in the financials sector comprised a significant portion (i.e., in excess of 15% of the Index’s total weighting) of the Index; however, the Index's sector exposure may change from time to time.

To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index.

As of June 30, 2023, the equity securities of companies domiciled in or otherwise tied to Japan and Europe, particularly the United Kingdom, comprised a significant portion (i.e., in excess of 15% of the Index’s total weighting) of the Index, although the Index’s geographic exposure may change from time to time.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries.

■	Large-Capitalization Investing Risk. The Fund invests primarily in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the financials sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The financials sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.

■	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Investments in Japan
Investments in Japan are subject to risks associated with its economy's dependence on the export market and consistent government support of its export market. Slowdowns in the Japanese export market may have a negative impact on the Japanese economy as a whole. Japan is also subject to risks associated with natural disasters and escalating political tension in the region.

Investments in Europe
Many European countries are members of the European Union (“EU”) as well as the European Economic and Monetary Union (“EMU”) and, as a result, the economies and markets of European countries can be closely connected and largely interdependent. As such, adverse events in one European country may have effects across Europe. Investments in Europe are also subject to risks stemming from the uncertain consequences of the United Kingdom's (“U.K.”) exit of the EU single market and customs union (“Brexit”). Further, Russia's invasion of the Ukraine, and the continued hostilities in the region, have caused increased volatility in European markets and led to broad ranging economic sanctions against Russia. Uncertainties surrounding the duration and potential increased geographic scope of hostilities may create additional volatility in European and global markets. Any of the above could have a negative effect on the Fund's investments in Europe.

Investments in the United Kingdom
Investments in the United Kingdom (“U.K.”) are subject to risks associated with uncertainties surrounding Brexit and changes in the economic health of its primary trade partners across Europe and the United States. The U.K.'s economy is also heavily dependent on the export of financial services and may be impacted by a slowdown in the financial services sector.

■	Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of such countries or regions) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■	Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by its Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund's use of sampling techniques also may affect its ability to achieve close correlation with its Index.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations, or the past 10 calendar years, as applicable. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the Index and the MSCI EAFE Index, a relevant broad-based securities index. In addition, performance also is shown for the MSCI EAFE Value Index, another comparative index that also represents the asset class in which the Fund invests. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

The Fund’s year-to-date total return as of June 30, 2023 was 9.85%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	17.80%	4Q/2022
Lowest Return	(24.30)%	1Q/2020

Average Annual Total Returns for the periods ending December 31, 2022

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns - WisdomTree International LargeCap Dividend Fund	1 Year	5 Years	10 Years
WisdomTree International LargeCap Dividend Fund	(6.73%)	0.91%	3.71%
WisdomTree International LargeCap Dividend Fund | After Taxes on Distributions	(7.65%)	0.12%	2.80%
WisdomTree International LargeCap Dividend Fund | After Taxes on Distributions and Sales	(3.24%)	0.75%	2.84%
WisdomTree International LargeCap Dividend Index (Reflects no deduction for fees, expenses or taxes)	(6.63%)	1.15%	3.99%
MSCI EAFE Index (Reflects no deduction for fees, expenses or taxes)	(14.45%)	1.54%	4.67%
MSCI EAFE Value Index (Reflects no deduction for fees, expenses or taxes)	(5.58%)	0.17%	3.51%

WisdomTree International LargeCap Dividend Fund | Risk Lose Money [Member]
You can lose money on your investment in the Fund.
WisdomTree International LargeCap Dividend Fund | Foreign Securities Risk [Member]
Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries.
WisdomTree International LargeCap Dividend Fund | Investment Risk [Member]
Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
WisdomTree International LargeCap Dividend Fund | Market Risk [Member]
Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
WisdomTree International LargeCap Dividend Fund | Shares of the Fund May Trade at Prices Other Than NAV [Member]
Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.
WisdomTree International LargeCap Dividend Fund | Currency Exchange Rate Risk [Member]
Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.
WisdomTree International LargeCap Dividend Fund | Cybersecurity Risk [Member]
Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.
WisdomTree International LargeCap Dividend Fund | Financials Sector Risk [Member]
Financials Sector Risk. The Fund currently invests a significant portion of its assets in the financials sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The financials sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.
WisdomTree International LargeCap Dividend Fund | Geographic Investment Risk [Member]
Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Investments in Japan
Investments in Japan are subject to risks associated with its economy's dependence on the export market and consistent government support of its export market. Slowdowns in the Japanese export market may have a negative impact on the Japanese economy as a whole. Japan is also subject to risks associated with natural disasters and escalating political tension in the region.

Investments in Europe
Many European countries are members of the European Union (“EU”) as well as the European Economic and Monetary Union (“EMU”) and, as a result, the economies and markets of European countries can be closely connected and largely interdependent. As such, adverse events in one European country may have effects across Europe. Investments in Europe are also subject to risks stemming from the uncertain consequences of the United Kingdom's (“U.K.”) exit of the EU single market and customs union (“Brexit”). Further, Russia's invasion of the Ukraine, and the continued hostilities in the region, have caused increased volatility in European markets and led to broad ranging economic sanctions against Russia. Uncertainties surrounding the duration and potential increased geographic scope of hostilities may create additional volatility in European and global markets. Any of the above could have a negative effect on the Fund's investments in Europe.

Investments in the United Kingdom
Investments in the United Kingdom (“U.K.”) are subject to risks associated with uncertainties surrounding Brexit and changes in the economic health of its primary trade partners across Europe and the United States. The U.K.'s economy is also heavily dependent on the export of financial services and may be impacted by a slowdown in the financial services sector.

WisdomTree International LargeCap Dividend Fund | Geopolitical Risk [Member]
Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of such countries or regions) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
WisdomTree International LargeCap Dividend Fund | Index and Data Risk [Member]
Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.
WisdomTree International LargeCap Dividend Fund | Investment Style Risk [Member]
Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.
WisdomTree International LargeCap Dividend Fund | Issuer-Specific Risk [Member]
Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.
WisdomTree International LargeCap Dividend Fund | Large-Capitalization Investing Risk [Member]
Large-Capitalization Investing Risk. The Fund invests primarily in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.
WisdomTree International LargeCap Dividend Fund | Non-Correlation Risk [Member]
Non-Correlation Risk. As with all index funds, the performance of the Fund and that of its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by its Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund's use of sampling techniques also may affect its ability to achieve close correlation with its Index.
WisdomTree International LargeCap Dividend Fund | Risk Nondiversified Status [Member]
Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
WisdomTree International LargeCap Dividend Fund | Dividend Paying Securities Risk [Member]
Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.
WisdomTree International MidCap Dividend Fund
WisdomTree International MidCap Dividend Fund
Investment Objective

The WisdomTree International MidCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International MidCap Dividend Index (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	WisdomTree International MidCap Dividend Fund WisdomTree International MidCap Dividend Fund USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	WisdomTree International MidCap Dividend Fund WisdomTree International MidCap Dividend Fund
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.58%	[1]
[1]	Excludes expenses associated with the collection of additional European Union tax reclaims resulting from European Court of Justice rulings in several court cases in certain countries across the European Union. If these expenses were included, “Other Expenses” would be 0.01% and “Total Annual Fund Operating Expenses” would be 0.59%.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of their shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
WisdomTree International MidCap Dividend Fund | WisdomTree International MidCap Dividend Fund | USD ($)	59	186	324	726

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.

The Index is a fundamentally weighted index that is comprised of the mid-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada. Constituent companies are selected from the WisdomTree International Equity Index, which defines the dividend-paying universe of companies in the industrialized world, excluding Canada and the United States. The Index is comprised of the companies that compose the top 75% of the market capitalization of the WisdomTree International Equity Index, as of the annual Index screening date, after the 300 largest companies have been removed. As of June 30, 2023, the Index had a market capitalization range from $1.4 billion to $52.8 billion, with an average market capitalization of $6.2 billion.

To be eligible for inclusion in the Index, a company must meet the following criteria as of the annual Index screening date: (i) incorporation in one of 15 developed European countries (Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, or the United Kingdom), Israel, Japan, Australia, Hong Kong or Singapore; (ii) payment of at least $5 million in cash dividends on shares of common stock during the preceding annual cycle; (iii) market capitalization of at least $100 million; (iv) median daily dollar trading volume of at least $100,000 for the preceding three months; and (v) trading of at least 250,000 shares per month for each of the preceding six months.

Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay a greater total dollar amount of dividends are more heavily weighted. To derive a company’s initial Index weight, (i) multiply the U.S. dollar value of the company’s annual gross dividend per share by the number of common shares outstanding for that company (the “Cash Dividend Factor”); (ii) calculate the Cash Dividend Factor for each company; (iii) add together all of the companies’ Cash Dividend Factors; and (iv) divide the company’s Cash Dividend Factor by the sum of all Cash Dividend Factors. On the Index’s annual screening date, the Index caps the weight of components exposed to any one country and any one sector (except for the real estate sector) at 25%. The weight of components exposed to the real estate sector is capped at 15%. The Index also may adjust the weight of individual components on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a component security, such as its trading volume. To the extent the Index reduces an individual component’s weight, the excess weight will be reallocated pro rata among the other components. Similarly, if the Index increases a component’s weight, the weight of the other components will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector, country, or individual component in the Index may fluctuate above or below specified caps and thresholds, respectively, between screening dates in response to market conditions.

WisdomTree, Inc. (“WisdomTree”), as Index provider, currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to define companies within a sector. The following sectors are included in the Index: communication services, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in the energy equipment and services industry as well as the oil, gas and consumable fuels industry. As of June 30, 2023, companies in the industrials and financials sectors comprised a significant portion (i.e., in excess of 15% of the Index’s total weighting) of the Index; however, the Index's sector exposure may change from time to time.

To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index.

As of June 30, 2023, the equity securities of companies domiciled in or otherwise tied to Japan and Europe (including exposure to the United Kingdom) comprised a significant portion (i.e., in excess of 15% of the Index’s total weighting) of the Index, although the Index’s geographic exposure may change from time to time.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries.

■	Mid-Capitalization Investing Risk. The Fund invests primarily in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion.

■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the financials sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The financials sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.

■	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Investments in Japan
Investments in Japan are subject to risks associated with its economy's dependence on the export market and consistent government support of its export market. Slowdowns in the Japanese export market may have a negative impact on the Japanese economy as a whole. Japan is also subject to risks associated with natural disasters and escalating political tension in the region.

Investments in Europe
Many European countries are members of the European Union (“EU”) as well as the European Economic and Monetary Union (“EMU”) and, as a result, the economies and markets of European countries can be closely connected and largely interdependent. As such, adverse events in one European country may have effects across Europe. Investments in Europe are also subject to risks stemming from the uncertain consequences of the United Kingdom's (“U.K.”) exit of the EU single market and customs union (“Brexit”). Further, Russia's invasion of the Ukraine, and the continued hostilities in the region, have caused increased volatility in European markets and led to broad ranging economic sanctions against Russia. Uncertainties surrounding the duration and potential increased geographic scope of hostilities may create additional volatility in European and global markets. Any of the above could have a negative effect on the Fund's investments in Europe.

Investments in the United Kingdom
Investments in the United Kingdom (“U.K.”) are subject to risks associated with uncertainties surrounding Brexit and changes in the economic health of its primary trade partners across Europe and the United States. The U.K.'s economy is also heavily dependent on the export of financial services and may be impacted by a slowdown in the financial services sector.

■	Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of such countries or regions) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■	Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the industrials sector, and therefore the Fund’s performance could be negatively impacted by events affecting this sector. The industrials sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. The industrials sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, international political and economic developments, exchange rates, commodity prices, environmental issues, government and corporate spending, supply and demand for specific products and services, rapid technological developments, and government regulation.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by its Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund's use of sampling techniques also may affect its ability to achieve close correlation with its Index.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations, or the past 10 calendar years, as applicable. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the Index and the MSCI EAFE Mid Cap Index, a relevant broad-based securities index. In addition, performance also is shown for the MSCI EAFE Mid Cap Value Index, another comparative index that also represents the asset class in which the Fund invests. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

The Fund’s year-to-date total return as of June 30, 2023 was 6.34%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	17.16%	4Q/2022
Lowest Return	(28.48)%	1Q/2020

Average Annual Total Returns for the periods ending December 31, 2022

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns - WisdomTree International MidCap Dividend Fund	1 Year	5 Years	10 Years
WisdomTree International MidCap Dividend Fund	(14.31%)	(1.03%)	4.36%
WisdomTree International MidCap Dividend Fund | After Taxes on Distributions	(15.08%)	(1.77%)	3.56%
WisdomTree International MidCap Dividend Fund | After Taxes on Distributions and Sales	(7.89%)	(0.73%)	3.40%
WisdomTree International MidCap Dividend Index (Reflects no deduction for fees, expenses or taxes)	(14.29%)	(0.62%)	4.78%
MSCI EAFE Mid Cap Index (Reflects no deduction for fees, expenses or taxes)	(20.33%)	(0.30%)	4.99%
MSCI EAFE Mid Cap Value Index (Reflects no deduction for fees, expenses or taxes)	(12.56%)	(0.86%)	4.76%

WisdomTree International MidCap Dividend Fund | Risk Lose Money [Member]
You can lose money on your investment in the Fund.
WisdomTree International MidCap Dividend Fund | Foreign Securities Risk [Member]
Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries.
WisdomTree International MidCap Dividend Fund | Investment Risk [Member]
Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
WisdomTree International MidCap Dividend Fund | Market Risk [Member]
Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
WisdomTree International MidCap Dividend Fund | Shares of the Fund May Trade at Prices Other Than NAV [Member]
Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.
WisdomTree International MidCap Dividend Fund | Currency Exchange Rate Risk [Member]
Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.
WisdomTree International MidCap Dividend Fund | Cybersecurity Risk [Member]
Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.
WisdomTree International MidCap Dividend Fund | Financials Sector Risk [Member]
Financials Sector Risk. The Fund currently invests a significant portion of its assets in the financials sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The financials sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.
WisdomTree International MidCap Dividend Fund | Geographic Investment Risk [Member]
Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Investments in Japan
Investments in Japan are subject to risks associated with its economy's dependence on the export market and consistent government support of its export market. Slowdowns in the Japanese export market may have a negative impact on the Japanese economy as a whole. Japan is also subject to risks associated with natural disasters and escalating political tension in the region.

Investments in Europe
Many European countries are members of the European Union (“EU”) as well as the European Economic and Monetary Union (“EMU”) and, as a result, the economies and markets of European countries can be closely connected and largely interdependent. As such, adverse events in one European country may have effects across Europe. Investments in Europe are also subject to risks stemming from the uncertain consequences of the United Kingdom's (“U.K.”) exit of the EU single market and customs union (“Brexit”). Further, Russia's invasion of the Ukraine, and the continued hostilities in the region, have caused increased volatility in European markets and led to broad ranging economic sanctions against Russia. Uncertainties surrounding the duration and potential increased geographic scope of hostilities may create additional volatility in European and global markets. Any of the above could have a negative effect on the Fund's investments in Europe.

Investments in the United Kingdom
Investments in the United Kingdom (“U.K.”) are subject to risks associated with uncertainties surrounding Brexit and changes in the economic health of its primary trade partners across Europe and the United States. The U.K.'s economy is also heavily dependent on the export of financial services and may be impacted by a slowdown in the financial services sector.

WisdomTree International MidCap Dividend Fund | Geopolitical Risk [Member]
Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of such countries or regions) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
WisdomTree International MidCap Dividend Fund | Index and Data Risk [Member]
Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.
WisdomTree International MidCap Dividend Fund | Investment Style Risk [Member]
Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.
WisdomTree International MidCap Dividend Fund | Issuer-Specific Risk [Member]
Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.
WisdomTree International MidCap Dividend Fund | Mid-Capitalization Investing Risk [Member]
Mid-Capitalization Investing Risk. The Fund invests primarily in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion.
WisdomTree International MidCap Dividend Fund | Non-Correlation Risk [Member]
Non-Correlation Risk. As with all index funds, the performance of the Fund and that of its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by its Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund's use of sampling techniques also may affect its ability to achieve close correlation with its Index.
WisdomTree International MidCap Dividend Fund | Risk Nondiversified Status [Member]
Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
WisdomTree International MidCap Dividend Fund | Dividend Paying Securities Risk [Member]
Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.
WisdomTree International MidCap Dividend Fund | Industrials Sector Risk [Member]
Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the industrials sector, and therefore the Fund’s performance could be negatively impacted by events affecting this sector. The industrials sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. The industrials sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, international political and economic developments, exchange rates, commodity prices, environmental issues, government and corporate spending, supply and demand for specific products and services, rapid technological developments, and government regulation.
WisdomTree International SmallCap Dividend Fund
WisdomTree International SmallCap Dividend Fund
Investment Objective

The WisdomTree International SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International SmallCap Dividend Index (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	WisdomTree International SmallCap Dividend Fund WisdomTree International SmallCap Dividend Fund USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	WisdomTree International SmallCap Dividend Fund WisdomTree International SmallCap Dividend Fund
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.58%	[1]
[1]	Excludes expenses associated with the collection of additional European Union tax reclaims resulting from European Court of Justice rulings in several court cases in certain countries across the European Union. If these expenses were included, “Other Expenses” would be 0.02% and “Total Annual Fund Operating Expenses” would be 0.60%.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of their shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
WisdomTree International SmallCap Dividend Fund | WisdomTree International SmallCap Dividend Fund | USD ($)	59	186	324	726

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 51% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.

The Index is a fundamentally weighted index that is comprised of the small-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada. Constituent companies are selected from the WisdomTree International Equity Index, which defines the dividend-paying universe of companies in the industrialized world, excluding Canada and the United States. The Index is comprised of the companies that compose the bottom 25% of the market capitalization of the WisdomTree International Equity Index, as of the annual Index screening date, after the 300 largest companies have been removed. As of June 30, 2023, the Index had a market capitalization range from $80.8 million to $23.8 billion, with an average market capitalization of $1.1 billion. To be eligible for inclusion in the Index, a company must meet the following criteria as of the annual Index screening date: (i) incorporation in one of 15 developed European countries (Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, or the United Kingdom), Israel, Japan, Australia, Hong Kong or Singapore; (ii) payment of at least $5 million in cash dividends on shares of common stock during the preceding annual cycle; (iii) market capitalization of at least $100 million; (iv) median daily dollar trading volume of at least $100,000 for the preceding three months; and (v) trading of at least 250,000 shares per month for each of the preceding six months.

Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay a greater total dollar amount of dividends are more heavily weighted. To derive a company’s initial Index weight, (i) multiply the U.S. dollar value of the company’s annual gross dividend per share by the number of common shares outstanding for that company (the “Cash Dividend Factor”); (ii) calculate the Cash Dividend Factor for each company; (iii) add together all of the companies’ Cash Dividend Factors; and (iv) divide the company’s Cash Dividend Factor by the sum of all Cash Dividend Factors. On the Index’s annual screening date, the Index caps the weight of components exposed to any one country and any one sector (except for the real estate sector) at 25%. The weight of components exposed to the real estate sector is capped at 15%. The Index also may adjust the weight of individual components on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a component security, such as its trading volume. To the extent the Index reduces an individual component’s weight, the excess weight will be reallocated pro rata among the other components. Similarly, if the Index increases a component’s weight, the weight of the other components will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector, country, or individual component in the Index may fluctuate above or below specified caps and thresholds, respectively, between screening dates in response to market conditions.

WisdomTree, Inc. (“WisdomTree”), as Index provider, currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to define companies within a sector. The following sectors are included in the Index: communication services, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in the energy equipment and services industry as well as the oil, gas and consumable fuels industry. As of June 30, 2023, companies in the industrials sector comprised a significant portion (i.e., in excess of 15% of the Index’s total weighting) of the Index; however, the Index's sector exposure may change from time to time.

To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index.

As of June 30, 2023, the equity securities of companies domiciled in or otherwise tied to Japan and Europe (including exposure to the United Kingdom) comprised a significant portion (i.e., in excess of 15% of the Index’s total weighting) of the Index, although the Index’s geographic exposure may change from time to time.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries.

■	Small-Capitalization Investing Risk. The Fund invests primarily in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to adverse economic developments as well as changes in interest rates, government regulation, borrowing costs and earnings.

■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Investments in Japan
Investments in Japan are subject to risks associated with its economy's dependence on the export market and consistent government support of its export market. Slowdowns in the Japanese export market may have a negative impact on the Japanese economy as a whole. Japan is also subject to risks associated with natural disasters and escalating political tension in the region.

Investments in Europe
Many European countries are members of the European Union (“EU”) as well as the European Economic and Monetary Union (“EMU”) and, as a result, the economies and markets of European countries can be closely connected and largely interdependent. As such, adverse events in one European country may have effects across Europe. Investments in Europe are also subject to risks stemming from the uncertain consequences of the United Kingdom's (“U.K.”) exit of the EU single market and customs union (“Brexit”). Further, Russia's invasion of the Ukraine, and the continued hostilities in the region, have caused increased volatility in European markets and led to broad ranging economic sanctions against Russia. Uncertainties surrounding the duration and potential increased geographic scope of hostilities may create additional volatility in European and global markets. Any of the above could have a negative effect on the Fund's investments in Europe.

Investments in the United Kingdom
Investments in the United Kingdom (“U.K.”) are subject to risks associated with uncertainties surrounding Brexit and changes in the economic health of its primary trade partners across Europe and the United States. The U.K.'s economy is also heavily dependent on the export of financial services and may be impacted by a slowdown in the financial services sector.

■	Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of such countries or regions) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■	Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the industrials sector, and therefore the Fund’s performance could be negatively impacted by events affecting this sector. The industrials sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. The industrials sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, international political and economic developments, exchange rates, commodity prices, environmental issues, government and corporate spending, supply and demand for specific products and services, rapid technological developments, and government regulation.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by its Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund's use of sampling techniques also may affect its ability to achieve close correlation with its Index.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations, or the past 10 calendar years, as applicable. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the Index and the MSCI EAFE Small Cap Index, a relevant broad-based securities index. In addition, performance also is shown for the MSCI EAFE Small Cap Value Index, another comparative index that also represents the asset class in which the Fund invests. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

The Fund’s year-to-date total return as of June 30, 2023 was 5.31%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	16.23%	2Q/2020
Lowest Return	(31.83)%	1Q/2020

Average Annual Total Returns for the periods ending December 31, 2022

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns - WisdomTree International SmallCap Dividend Fund	1 Year	5 Years	10 Years
WisdomTree International SmallCap Dividend Fund	(17.36%)	(1.98%)	4.84%
WisdomTree International SmallCap Dividend Fund | After Taxes on Distributions	(18.27%)	(2.69%)	4.04%
WisdomTree International SmallCap Dividend Fund | After Taxes on Distributions and Sales	(9.57%)	(1.36%)	3.86%
WisdomTree International SmallCap Dividend Index (Reflects no deduction for fees, expenses or taxes)	(16.94%)	(1.08%)	5.58%
MSCI EAFE Small Cap Index (Reflects no deduction for fees, expenses or taxes)	(21.39%)	(0.05%)	6.21%
MSCI EAFE Small Cap Value Index (Reflects no deduction for fees, expenses or taxes)	(14.99%)	(0.61%)	5.79%

WisdomTree International SmallCap Dividend Fund | Risk Lose Money [Member]
You can lose money on your investment in the Fund.
WisdomTree International SmallCap Dividend Fund | Foreign Securities Risk [Member]
Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries.
WisdomTree International SmallCap Dividend Fund | Investment Risk [Member]
Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
WisdomTree International SmallCap Dividend Fund | Market Risk [Member]
Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
WisdomTree International SmallCap Dividend Fund | Shares of the Fund May Trade at Prices Other Than NAV [Member]
Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.
WisdomTree International SmallCap Dividend Fund | Currency Exchange Rate Risk [Member]
Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.
WisdomTree International SmallCap Dividend Fund | Cybersecurity Risk [Member]
Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.
WisdomTree International SmallCap Dividend Fund | Geographic Investment Risk [Member]
Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Investments in Japan
Investments in Japan are subject to risks associated with its economy's dependence on the export market and consistent government support of its export market. Slowdowns in the Japanese export market may have a negative impact on the Japanese economy as a whole. Japan is also subject to risks associated with natural disasters and escalating political tension in the region.

Investments in Europe
Many European countries are members of the European Union (“EU”) as well as the European Economic and Monetary Union (“EMU”) and, as a result, the economies and markets of European countries can be closely connected and largely interdependent. As such, adverse events in one European country may have effects across Europe. Investments in Europe are also subject to risks stemming from the uncertain consequences of the United Kingdom's (“U.K.”) exit of the EU single market and customs union (“Brexit”). Further, Russia's invasion of the Ukraine, and the continued hostilities in the region, have caused increased volatility in European markets and led to broad ranging economic sanctions against Russia. Uncertainties surrounding the duration and potential increased geographic scope of hostilities may create additional volatility in European and global markets. Any of the above could have a negative effect on the Fund's investments in Europe.

Investments in the United Kingdom
Investments in the United Kingdom (“U.K.”) are subject to risks associated with uncertainties surrounding Brexit and changes in the economic health of its primary trade partners across Europe and the United States. The U.K.'s economy is also heavily dependent on the export of financial services and may be impacted by a slowdown in the financial services sector.

WisdomTree International SmallCap Dividend Fund | Geopolitical Risk [Member]
Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of such countries or regions) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
WisdomTree International SmallCap Dividend Fund | Index and Data Risk [Member]
Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.
WisdomTree International SmallCap Dividend Fund | Investment Style Risk [Member]
Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.
WisdomTree International SmallCap Dividend Fund | Issuer-Specific Risk [Member]
Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.
WisdomTree International SmallCap Dividend Fund | Non-Correlation Risk [Member]
Non-Correlation Risk. As with all index funds, the performance of the Fund and that of its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by its Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund's use of sampling techniques also may affect its ability to achieve close correlation with its Index.
WisdomTree International SmallCap Dividend Fund | Risk Nondiversified Status [Member]
Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
WisdomTree International SmallCap Dividend Fund | Dividend Paying Securities Risk [Member]
Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.
WisdomTree International SmallCap Dividend Fund | Industrials Sector Risk [Member]
Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the industrials sector, and therefore the Fund’s performance could be negatively impacted by events affecting this sector. The industrials sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. The industrials sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, international political and economic developments, exchange rates, commodity prices, environmental issues, government and corporate spending, supply and demand for specific products and services, rapid technological developments, and government regulation.
WisdomTree International SmallCap Dividend Fund | Small-Capitalization Investing Risk [Member]
Small-Capitalization Investing Risk. The Fund invests primarily in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to adverse economic developments as well as changes in interest rates, government regulation, borrowing costs and earnings.
WisdomTree International AI Enhanced Value Fund
WisdomTree International AI Enhanced Value Fund
Investment Objective
The WisdomTree International AI Enhanced Value Fund (the “Fund”) seeks income and capital appreciation.
Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	WisdomTree International AI Enhanced Value Fund WisdomTree International AI Enhanced Value Fund USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	WisdomTree International AI Enhanced Value Fund WisdomTree International AI Enhanced Value Fund
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.58%	[1]
[1]	Excludes expenses associated with the collection of additional European Union tax reclaims resulting from European Court of Justice rulings in several court cases in certain countries across the European Union. If these expenses were included, “Other Expenses” would be 0.01% and “Total Annual Fund Operating Expenses” would be 0.59%.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of their shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
WisdomTree International AI Enhanced Value Fund | WisdomTree International AI Enhanced Value Fund | USD ($)	59	186	324	726

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 148% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund is actively managed and seeks to achieve its investment objective by investing primarily in equity securities selected from a universe of developed market equities, excluding the United States and Canada, that exhibit value characteristics (the “Parent Universe”) based on the selection results of a proprietary, quantitative artificial intelligence (“AI”) model developed by Voya Investment Management Co., LLC (“Voya IM” or the “Sub-Adviser”). AI refers to the simulation of human intelligence by machines. Machine learning is a subset of AI that refers to a machine’s ability to learn and improve from experience automatically without being explicitly programmed.

To be eligible for inclusion in the Parent Universe, a company must (i) be listed on a non-U.S. internationally recognized global stock exchange or regulated public market, (ii) have a market capitalization of at least $100 million, (iii) have an average daily volume of at least $100,000, and (iv) have an average of six months aggregate daily trading volume of 250,000 shares.

The AI model enhances the Fund’s value investing strategy by analyzing a variety of inputs, including company fundamentals and market sentiment, to select equity securities within the Parent Universe that exhibit value characteristics. The AI model seeks to self-identify persistent patterns in company data to identify those it expects to outperform, based on current and historical data spanning more than 20 years, including structured (e.g., financials) and unstructured (e.g., press releases, news articles) data.

The equity securities selected by the AI model typically have a lower price-to-book ratio, a lower price-to-earnings ratio, and greater free cash flow. The AI model is generally updated monthly and typically selects between 60 and 190 equity securities that exhibit strong value characteristics, such as those noted above, and have the greatest potential to achieve income and capital appreciation for inclusion in the Fund. The AI model weights the selected equities based on their overall model scores; however, the AI model limits the weight of any individual company to 6%. The Sub-Adviser oversees the AI model and generally intervenes in limited circumstances to address factors that the Sub-Adviser believes are not incorporated in the AI model, such as responding to corporate actions (e.g., mergers and acquisitions). The Sub-Adviser generally buys and sells equity securities for the Fund on a monthly basis based on the recommendations of the AI model, while also ensuring that the Fund remains in compliance with the Investment Company Act of 1940, as amended, and its rules and regulations.

As of June 30, 2023, companies in the financials sector comprised a significant portion (i.e., in excess of 15%) of the Fund’s assets; however, the Fund’s sector exposure may change from time to time.

As of June 30, 2023, the Fund invested a significant portion (i.e., in excess of 15%) of its assets in the equity securities of companies domiciled in or otherwise tied to, and thus had significant investment exposure to, Europe, particularly the United Kingdom, and Japan, although the Fund’s geographic exposure may change from time to time.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	AI Model Risk. The Fund is actively managed using the AI model, the output of which is heavily dependent on multiple inputs, including current and historical data (collectively, “Data”). To the extent the AI model does not perform as designed or as intended, the Fund may not be able to achieve its investment objective and may lose value. If either or both the AI model and the Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities that would have been excluded or included had the AI model and Data been correct and complete. Errors in the Data, calculations and/or the construction of the AI model may occur from time to time and may not be identified and/or corrected by the Sub-Adviser or the Adviser for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries.

■	Value Investing Risk. Value stocks, as a group, may be out of favor with the market and underperform growth stocks or the overall equity market. Value investing focuses on companies whose stocks appear undervalued, but value stocks may not realize their perceived intrinsic value for extended periods of time or may never realize their perceived intrinsic value.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Active Management Risk. The Fund is actively managed using the AI model. There can be no guarantee that the Fund’s strategies or the AI model will be successful or that the Fund will achieve its investment objective.

■	Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the financials sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The financials sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.

■	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Investments in Europe
Many European countries are members of the European Union (“EU”) as well as the European Economic and Monetary Union (“EMU”) and, as a result, the economies and markets of European countries can be closely connected and largely interdependent. As such, adverse events in one European country may have effects across Europe. Investments in Europe are also subject to risks stemming from the uncertain consequences of the United Kingdom's (“U.K.”) exit of the EU single market and customs union (“Brexit”). Further, Russia's invasion of the Ukraine, and the continued hostilities in the region, have caused increased volatility in European markets and led to broad ranging economic sanctions against Russia. Uncertainties surrounding the duration and potential increased geographic scope of hostilities may create additional volatility in European and global markets. Any of the above could have a negative effect on the Fund's investments in Europe.

Investments in the United Kingdom
Investments in the United Kingdom (“U.K.”) are subject to risks associated with uncertainties surrounding Brexit and changes in the economic health of its primary trade partners across Europe and the United States. The U.K.'s economy is also heavily dependent on the export of financial services and may be impacted by a slowdown in the financial services sector.

Investments in Japan
Investments in Japan are subject to risks associated with its economy's dependence on the export market and consistent government support of its export market. Slowdowns in the Japanese export market may have a negative impact on the Japanese economy as a whole. Japan is also subject to risks associated with natural disasters and escalating political tension in the region.

■	Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of such countries or regions) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■	Investment Style Risk. The returns from the types of securities in which the Fund invests may underperform returns from the various general securities markets or different asset classes. This may cause the Fund to underperform other investment vehicles that invest in different asset classes.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

■	Portfolio Turnover Risk. The Fund’s investment strategy may result in a high portfolio turnover rate. Higher portfolio turnover may result in the Fund paying higher transaction costs and the distribution of additional capital gains, which may generate greater tax liabilities for shareholders who hold the shares in taxable accounts. Increased transaction costs and distributions of capital gains may negatively affect the Fund’s performance.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations, or the past 10 calendar years, as applicable. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the MSCI EAFE Value Index, a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

The Fund’s name, investment objective and strategies changed effective January 18, 2022. Fund performance prior to January 18, 2022 reflects the Fund’s investment objective and strategies when it sought to provide returns that corresponded to the performance of the WisdomTree International Dividend ex-Financials Index.

The Fund’s year-to-date total return as of June 30, 2023 was 11.21%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	18.58%	4Q/2022
Lowest Return	(25.42)%	1Q/2020

Average Annual Total Returns for the periods ending December 31, 2022

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns - WisdomTree International AI Enhanced Value Fund		1 Year	5 Years	10 Years
WisdomTree International AI Enhanced Value Fund	[1]	(10.04%)	0.74%	2.96%
WisdomTree International AI Enhanced Value Fund | After Taxes on Distributions	[1]	(10.98%)	(0.32%)	1.90%
WisdomTree International AI Enhanced Value Fund | After Taxes on Distributions and Sales	[1]	(5.34%)	0.53%	2.23%
MSCI EAFE Value Index (Reflects no deduction for fees, expenses or taxes)	[1]	(5.58%)	0.17%	3.51%
[1]	Prior to January 18, 2022, the Fund’s performance reflects the strategies of the Fund when it sought to provide returns that correspond to the performance of the WisdomTree International Dividend ex-Financials Index.

WisdomTree International AI Enhanced Value Fund | Risk Lose Money [Member]
You can lose money on your investment in the Fund.
WisdomTree International AI Enhanced Value Fund | Foreign Securities Risk [Member]
Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries.
WisdomTree International AI Enhanced Value Fund | Investment Risk [Member]
Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
WisdomTree International AI Enhanced Value Fund | Market Risk [Member]
Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
WisdomTree International AI Enhanced Value Fund | Shares of the Fund May Trade at Prices Other Than NAV [Member]
Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.
WisdomTree International AI Enhanced Value Fund | Currency Exchange Rate Risk [Member]
Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.
WisdomTree International AI Enhanced Value Fund | Cybersecurity Risk [Member]
Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.
WisdomTree International AI Enhanced Value Fund | Financials Sector Risk [Member]
Financials Sector Risk. The Fund currently invests a significant portion of its assets in the financials sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The financials sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.
WisdomTree International AI Enhanced Value Fund | Geographic Investment Risk [Member]
Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Investments in Europe
Many European countries are members of the European Union (“EU”) as well as the European Economic and Monetary Union (“EMU”) and, as a result, the economies and markets of European countries can be closely connected and largely interdependent. As such, adverse events in one European country may have effects across Europe. Investments in Europe are also subject to risks stemming from the uncertain consequences of the United Kingdom's (“U.K.”) exit of the EU single market and customs union (“Brexit”). Further, Russia's invasion of the Ukraine, and the continued hostilities in the region, have caused increased volatility in European markets and led to broad ranging economic sanctions against Russia. Uncertainties surrounding the duration and potential increased geographic scope of hostilities may create additional volatility in European and global markets. Any of the above could have a negative effect on the Fund's investments in Europe.

Investments in the United Kingdom
Investments in the United Kingdom (“U.K.”) are subject to risks associated with uncertainties surrounding Brexit and changes in the economic health of its primary trade partners across Europe and the United States. The U.K.'s economy is also heavily dependent on the export of financial services and may be impacted by a slowdown in the financial services sector.

Investments in Japan
Investments in Japan are subject to risks associated with its economy's dependence on the export market and consistent government support of its export market. Slowdowns in the Japanese export market may have a negative impact on the Japanese economy as a whole. Japan is also subject to risks associated with natural disasters and escalating political tension in the region.

WisdomTree International AI Enhanced Value Fund | Geopolitical Risk [Member]
Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of such countries or regions) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
WisdomTree International AI Enhanced Value Fund | Investment Style Risk [Member]
Investment Style Risk. The returns from the types of securities in which the Fund invests may underperform returns from the various general securities markets or different asset classes. This may cause the Fund to underperform other investment vehicles that invest in different asset classes.
WisdomTree International AI Enhanced Value Fund | Issuer-Specific Risk [Member]
Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.
WisdomTree International AI Enhanced Value Fund | Large-Capitalization Investing Risk [Member]
Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.
WisdomTree International AI Enhanced Value Fund | Risk Nondiversified Status [Member]
Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
WisdomTree International AI Enhanced Value Fund | A I Model Risk [Member]
AI Model Risk. The Fund is actively managed using the AI model, the output of which is heavily dependent on multiple inputs, including current and historical data (collectively, “Data”). To the extent the AI model does not perform as designed or as intended, the Fund may not be able to achieve its investment objective and may lose value. If either or both the AI model and the Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities that would have been excluded or included had the AI model and Data been correct and complete. Errors in the Data, calculations and/or the construction of the AI model may occur from time to time and may not be identified and/or corrected by the Sub-Adviser or the Adviser for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.
WisdomTree International AI Enhanced Value Fund | Value Investing Risk [Member]
Value Investing Risk. Value stocks, as a group, may be out of favor with the market and underperform growth stocks or the overall equity market. Value investing focuses on companies whose stocks appear undervalued, but value stocks may not realize their perceived intrinsic value for extended periods of time or may never realize their perceived intrinsic value.
WisdomTree International AI Enhanced Value Fund | Active Management Risk [Member]
Active Management Risk. The Fund is actively managed using the AI model. There can be no guarantee that the Fund’s strategies or the AI model will be successful or that the Fund will achieve its investment objective.
WisdomTree International AI Enhanced Value Fund | Portfolio Turnover Risk [Member]
Portfolio Turnover Risk. The Fund’s investment strategy may result in a high portfolio turnover rate. Higher portfolio turnover may result in the Fund paying higher transaction costs and the distribution of additional capital gains, which may generate greater tax liabilities for shareholders who hold the shares in taxable accounts. Increased transaction costs and distributions of capital gains may negatively affect the Fund’s performance.
WisdomTree International Quality Dividend Growth Fund
WisdomTree International Quality Dividend Growth Fund
Investment Objective

The WisdomTree International Quality Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Quality Dividend Growth Index (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	WisdomTree International Quality Dividend Growth Fund WisdomTree International Quality Dividend Growth Fund USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	WisdomTree International Quality Dividend Growth Fund WisdomTree International Quality Dividend Growth Fund
Management Fees	0.42%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.42%	[1]
[1]	Excludes expenses associated with the collection of additional European Union tax reclaims resulting from European Court of Justice rulings in several court cases in certain countries across the European Union. If these expenses were included, “Other Expenses” would be 0.01% and “Total Annual Fund Operating Expenses” would be 0.43%.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of their shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
WisdomTree International Quality Dividend Growth Fund | WisdomTree International Quality Dividend Growth Fund | USD ($)	43	135	235	530

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 48% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.

The Index consists of dividend-paying common stocks with growth characteristics of companies in the industrialized world, excluding Canada and the United States. The Index is generally comprised of the 300 companies in the WisdomTree International Equity Index with the best combined rank of certain growth and quality factors, specifically: long-term earnings growth expectations, return on equity, and return on assets. The WisdomTree International Equity Index is a fundamentally weighted index that is comprised of companies that pay regular cash dividends. To be eligible for inclusion in the WisdomTree International Equity Index a company must be incorporated in and list its shares on the major stock exchange in one of 15 developed European countries (Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, or the United Kingdom), Israel, Japan, Australia, Hong Kong, or Singapore.

To be eligible for inclusion in the Index, a company must meet the following criteria as of the annual Index screening date: (i) payment of at least $5 million in cash dividends on common shares during the preceding annual cycle; (ii) market capitalization of at least $1 billion; (iii) an earnings yield that is greater than its dividend yield; (iv) median daily dollar trading volume of at least $100,000 for the preceding three months; and (v) trading of at least 250,000 shares per month for each of the preceding six months. Eligible companies are ranked according to a rules-based calculation based on the following three factors, weighted as follows: medium-term earnings growth expectations (50%), the historical three-year average return on equity (25%), and the historical three-year average return on assets (25%). The top 300 ranked companies are selected for inclusion in the Index.

Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay a greater total dollar amount of dividends are more heavily weighted. To derive a company’s initial Index weight, (i) multiply the U.S. dollar value of the company’s annual gross dividend per share by the number of common shares outstanding for that company (the “Cash Dividend Factor”); (ii) calculate the Cash Dividend Factor for each company; (iii) add together all of the companies’ Cash Dividend Factors; and (iv) divide the company’s Cash Dividend Factor by the sum of all Cash Dividend Factors. On the Index’s annual screening date, the maximum weight of any security in the Index is capped at 5%, and the Index caps the weight of components exposed to any one country and any one sector (except for the real estate sector) at 20%. The weight of components exposed to the real estate sector is capped at 15%. The Index also may adjust the weight of individual components on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a component security, such as its trading volume. To the extent the Index reduces an individual component’s weight, the excess weight will be reallocated pro rata among the other components. Similarly, if the Index increases a component’s weight, the weight of the other components will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector, country, or individual component in the Index may fluctuate above or below specified caps and thresholds, respectively, between screening dates in response to market conditions.

WisdomTree, Inc. (“WisdomTree”), as Index provider, currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to define companies within a sector. The following sectors are included in the Index: communication services, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in the energy equipment and services industry as well as the oil, gas and consumable fuels industry. As of June 30, 2023, companies in the consumer discretionary, health care and consumer staples sectors comprised a significant portion (i.e., in excess of 15% of the Index’s total weighting) of the Index; however, the Index's sector exposure may change from time to time.

To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index.

As of June 30, 2023, the equity securities of companies domiciled in or otherwise tied to Europe, particularly Switzerland and the United Kingdom comprised a significant portion (i.e., in excess of 15% of the Index’s total weighting) of the Index, although the Index’s geographic exposure may change from time to time.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries.

■	Growth Investing Risk. Growth stocks, as a group, may be out of favor with the market and underperform value stocks or the overall equity market. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their prices are based heavily on the future expectations of the economy and the stock’s issuing company.

■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Consumer Discretionary Sector Risk. The Fund currently invests a significant portion of its assets in the consumer discretionary sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The consumer discretionary sector includes, for example, automobile, textile and retail companies, as well as hotels, restaurants and other leisure facilities. This sector can be significantly affected by, among other things, changes in domestic and international economies, exchange and interest rates, economic growth, worldwide demand, supply chain constraints, social trends, consumers’ disposable income levels, and propensity to spend.

■	Consumer Staples Sector Risk. The Fund currently invests a significant portion of its assets in the consumer staples sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The consumer staples sector includes, for example, food and drug retail and companies whose primary lines of business are food, beverage and other household items, including agricultural products. This sector can be significantly affected by, among other things, changes in price and availability of underlying commodities, rising energy prices and global and economic conditions.

■	Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of foreign currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Investments in Europe
Many European countries are members of the European Union (“EU”) as well as the European Economic and Monetary Union (“EMU”) and, as a result, the economies and markets of European countries can be closely connected and largely interdependent. As such, adverse events in one European country may have effects across Europe. Investments in Europe are also subject to risks stemming from the uncertain consequences of the United Kingdom's (“U.K.”) exit of the EU single market and customs union (“Brexit”). Further, Russia's invasion of the Ukraine, and the continued hostilities in the region, have caused increased volatility in European markets and led to broad ranging economic sanctions against Russia. Uncertainties surrounding the duration and potential increased geographic scope of hostilities may create additional volatility in European and global markets. Any of the above could have a negative effect on the Fund's investments in Europe.

Investments in Switzerland
The Swiss economy is heavily dependent on the economies of the United States and other European nations as key trading partners. In particular, Switzerland depends on international trade and exports to generate economic growth. As a result, future changes in the price or the demand for Swiss products or services by these trading partners, or changes in these countries’ economies, trade regulations or currency exchange rates could adversely impact the Swiss economy.

Investments in the United Kingdom
Investments in the United Kingdom (“U.K.”) are subject to risks associated with uncertainties surrounding Brexit and changes in the economic health of its primary trade partners across Europe and the United States. The U.K.’s economy is also heavily dependent on the export of financial services and may be impacted by a slowdown in the financial services sector.

■	Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of such countries or regions) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■	Health Care Sector Risk. The Fund currently invests a significant portion of its assets in the health care sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The health care sector includes, for example, biotechnology, pharmaceutical, health care facilities, and health care equipment and supply companies. This sector can be significantly affected by, among other things, lapsing patent protection, technological developments that make drugs obsolete, government regulation, price controls, and approvals for drugs.

■	Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

■	Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by its Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund's use of sampling techniques also may affect its ability to achieve close correlation with its Index.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations, or the past 10 calendar years, as applicable. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the Index and the MSCI EAFE Index, a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

The Fund’s year-to-date total return as of June 30, 2023 was 13.41%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	16.72%	2Q/2020

	Return	Quarter/Year
Lowest Return	(18.68)%	2Q/2022

Average Annual Total Returns for the periods ending December 31, 2022

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns - WisdomTree International Quality Dividend Growth Fund	1 Year	5 Years	Since Inception	Inception Date
WisdomTree International Quality Dividend Growth Fund	(20.15%)	2.44%	5.58%	Apr. 07, 2016
WisdomTree International Quality Dividend Growth Fund | After Taxes on Distributions	(20.77%)	1.94%	5.13%	Apr. 07, 2016
WisdomTree International Quality Dividend Growth Fund | After Taxes on Distributions and Sales	(11.23%)	1.99%	4.51%	Apr. 07, 2016
WisdomTree International Quality Dividend Growth Index (Reflects no deduction for fees, expenses or taxes)	(20.30%)	2.81%	5.95%	Apr. 07, 2016
MSCI EAFE Index (Reflects no deduction for fees, expenses or taxes)	(14.45%)	1.54%	5.59%	Apr. 07, 2016

WisdomTree International Quality Dividend Growth Fund | Risk Lose Money [Member]
You can lose money on your investment in the Fund.
WisdomTree International Quality Dividend Growth Fund | Foreign Securities Risk [Member]
Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries.
WisdomTree International Quality Dividend Growth Fund | Investment Risk [Member]
Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
WisdomTree International Quality Dividend Growth Fund | Market Risk [Member]
Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
WisdomTree International Quality Dividend Growth Fund | Shares of the Fund May Trade at Prices Other Than NAV [Member]
Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.
WisdomTree International Quality Dividend Growth Fund | Currency Exchange Rate Risk [Member]
Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of foreign currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.
WisdomTree International Quality Dividend Growth Fund | Cybersecurity Risk [Member]
Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.
WisdomTree International Quality Dividend Growth Fund | Geographic Investment Risk [Member]
Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Investments in Europe
Many European countries are members of the European Union (“EU”) as well as the European Economic and Monetary Union (“EMU”) and, as a result, the economies and markets of European countries can be closely connected and largely interdependent. As such, adverse events in one European country may have effects across Europe. Investments in Europe are also subject to risks stemming from the uncertain consequences of the United Kingdom's (“U.K.”) exit of the EU single market and customs union (“Brexit”). Further, Russia's invasion of the Ukraine, and the continued hostilities in the region, have caused increased volatility in European markets and led to broad ranging economic sanctions against Russia. Uncertainties surrounding the duration and potential increased geographic scope of hostilities may create additional volatility in European and global markets. Any of the above could have a negative effect on the Fund's investments in Europe.

Investments in Switzerland
The Swiss economy is heavily dependent on the economies of the United States and other European nations as key trading partners. In particular, Switzerland depends on international trade and exports to generate economic growth. As a result, future changes in the price or the demand for Swiss products or services by these trading partners, or changes in these countries’ economies, trade regulations or currency exchange rates could adversely impact the Swiss economy.

Investments in the United Kingdom
Investments in the United Kingdom (“U.K.”) are subject to risks associated with uncertainties surrounding Brexit and changes in the economic health of its primary trade partners across Europe and the United States. The U.K.’s economy is also heavily dependent on the export of financial services and may be impacted by a slowdown in the financial services sector.

WisdomTree International Quality Dividend Growth Fund | Geopolitical Risk [Member]
Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of such countries or regions) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
WisdomTree International Quality Dividend Growth Fund | Index and Data Risk [Member]
Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.
WisdomTree International Quality Dividend Growth Fund | Investment Style Risk [Member]
Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.
WisdomTree International Quality Dividend Growth Fund | Issuer-Specific Risk [Member]
Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.
WisdomTree International Quality Dividend Growth Fund | Large-Capitalization Investing Risk [Member]
Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.
WisdomTree International Quality Dividend Growth Fund | Mid-Capitalization Investing Risk [Member]
Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion.
WisdomTree International Quality Dividend Growth Fund | Non-Correlation Risk [Member]
Non-Correlation Risk. As with all index funds, the performance of the Fund and that of its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by its Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund's use of sampling techniques also may affect its ability to achieve close correlation with its Index.
WisdomTree International Quality Dividend Growth Fund | Risk Nondiversified Status [Member]
Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
WisdomTree International Quality Dividend Growth Fund | Dividend Paying Securities Risk [Member]
Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.
WisdomTree International Quality Dividend Growth Fund | Growth Investing Risk [Member]
Growth Investing Risk. Growth stocks, as a group, may be out of favor with the market and underperform value stocks or the overall equity market. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their prices are based heavily on the future expectations of the economy and the stock’s issuing company.
WisdomTree International Quality Dividend Growth Fund | Consumer Discretionary Sector Risk [Member]
Consumer Discretionary Sector Risk. The Fund currently invests a significant portion of its assets in the consumer discretionary sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The consumer discretionary sector includes, for example, automobile, textile and retail companies, as well as hotels, restaurants and other leisure facilities. This sector can be significantly affected by, among other things, changes in domestic and international economies, exchange and interest rates, economic growth, worldwide demand, supply chain constraints, social trends, consumers’ disposable income levels, and propensity to spend.
WisdomTree International Quality Dividend Growth Fund | Consumer Staples Sector Risk [Member]
Consumer Staples Sector Risk. The Fund currently invests a significant portion of its assets in the consumer staples sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The consumer staples sector includes, for example, food and drug retail and companies whose primary lines of business are food, beverage and other household items, including agricultural products. This sector can be significantly affected by, among other things, changes in price and availability of underlying commodities, rising energy prices and global and economic conditions.
WisdomTree International Quality Dividend Growth Fund | Health Care Sector Risk [Member]
Health Care Sector Risk. The Fund currently invests a significant portion of its assets in the health care sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The health care sector includes, for example, biotechnology, pharmaceutical, health care facilities, and health care equipment and supply companies. This sector can be significantly affected by, among other things, lapsing patent protection, technological developments that make drugs obsolete, government regulation, price controls, and approvals for drugs.
WisdomTree International Multifactor Fund
WisdomTree International Multifactor Fund
Investment Objective
The WisdomTree International Multifactor Fund (the “Fund”) seeks capital appreciation.
Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	WisdomTree International Multifactor Fund WisdomTree International Multifactor Fund USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	WisdomTree International Multifactor Fund WisdomTree International Multifactor Fund
Management Fees	0.38%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.38%	[1]
[1]	Excludes expenses associated with the collection of additional European Union tax reclaims resulting from European Court of Justice rulings in several court cases in certain countries across the European Union. If these expenses were included, “Other Expenses” would be 0.01% and “Total Annual Fund Operating Expenses” would be 0.39%.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of their shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
WisdomTree International Multifactor Fund | WisdomTree International Multifactor Fund | USD ($)	39	122	213	480

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 118% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund, an exchange-traded fund (“ETF”), is actively managed using a model-based approach.

The Fund seeks to achieve its investment objective by investing primarily in equity securities of developed markets, excluding the United States and Canada, that exhibit certain characteristics that the investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree”), believes to be indicative of positive future returns based on a model developed by WisdomTree. WisdomTree seeks to identify equity securities of developed countries, excluding the United States and Canada, that have the highest potential for returns based on proprietary measures of fundamental factors, such as value and quality, and technical factors, such as momentum and correlation. WisdomTree employs a quantitative model to identify which securities the Fund might purchase and sell and opportune times for purchases and sales. At a minimum, the Fund’s portfolio will be rebalanced quarterly according to WisdomTree’s quantitative model, although a more active approach may be taken depending on such factors as market conditions and investment opportunities, and the number of holdings in the Fund may vary.

WisdomTree seeks to manage the Fund’s currency risk by dynamically hedging currency fluctuations in the relative value of the applicable foreign currencies against the U.S. dollar, ranging from a 0% to 100% hedge. The hedge ratios on such foreign currencies are adjusted as frequently as weekly utilizing signals such as momentum, interest rate differentials, volatility, and cross-asset returns. The Fund uses forward currency contracts and/or futures contracts to the extent foreign currencies are hedged.

Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of developed markets, excluding the United States and Canada. The Fund generally expects to invest in large and mid-capitalization companies, but the Fund may also invest in small-capitalization companies.

The Fund currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to define companies within a sector. The following sectors are included in the Fund: communication services, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in the energy equipment and services industry as well as the oil, gas and consumable fuels industry. As of June 30, 2023, companies in the industrials sector comprised a significant portion (i.e., in excess of 15%) of the Fund’s assets; however, the Fund’s sector exposure may change from time to time.

As of June 30, 2023, the Fund invested a significant portion (i.e., in excess of 15%) of its assets in the equity securities of companies domiciled in or otherwise tied to, and thus had significant investment exposure to, Japan and Europe (including exposure to the United Kingdom), although the Fund’s geographic exposure may change from time to time.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Active Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Derivatives Risk. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a currency or a commodity. Generally, derivatives are sophisticated investments that may pose risks that are different from or greater than those posed by investing directly in the underlying reference asset. For example, the return on a derivative instrument may not correlate with that of its underlying reference asset, and minimal requisite initial investments necessary to purchase derivatives positions may expose the Fund to losses in excess of those amounts. Derivatives also can be volatile and may be less liquid than other investments. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money. The Fund expects to use forward currency contracts and/or currency futures contracts to implement its principal investment strategies. A forward currency contract is an agreement to buy or sell a specific currency on a future date at a set price thereby effectively locking in the exchange rate for the purchase or sale of that currency. Forward currency contracts are traded in the over-the-counter market and generally are not subject to initial or upfront margin requirements. As a result, forward currency contracts are particularly subject to counterparty credit risk, including that a counterparty may be unwilling or unable to meet its contractual obligations. A currency futures contract is an exchange-traded contract that provides for the future purchase of sale of a currency at a specified price of another currency. Currency futures contracts are subject to the risk of imperfect correlation between the movements in the price of the futures contract and the underlying currency.

■	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Investments in Japan
Investments in Japan are subject to risks associated with its economy's dependence on the export market and consistent government support of its export market. Slowdowns in the Japanese export market may have a negative impact on the Japanese economy as a whole. Japan is also subject to risks associated with natural disasters and escalating political tension in the region.

Investments in Europe
Many European countries are members of the European Union (“EU”) as well as the European Economic and Monetary Union (“EMU”) and, as a result, the economies and markets of European countries can be closely connected and largely interdependent. As such, adverse events in one European country may have effects across Europe. Investments in Europe are also subject to risks stemming from the uncertain consequences of the United Kingdom's (“U.K.”) exit of the EU single market and customs union (“Brexit”). Further, Russia's invasion of the Ukraine, and the continued hostilities in the region, have caused increased volatility in European markets and led to broad ranging economic sanctions against Russia. Uncertainties surrounding the duration and potential increased geographic scope of hostilities may create additional volatility in European and global markets. Any of the above could have a negative effect on the Fund's investments in Europe.

Investments in the United Kingdom
Investments in the United Kingdom (“U.K.”) are subject to risks associated with uncertainties surrounding Brexit and changes in the economic health of its primary trade partners across Europe and the United States. The U.K.'s economy is also heavily dependent on the export of financial services and may be impacted by a slowdown in the financial services sector.

■	Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of such countries or regions) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■	Hedging Risk. The Fund seeks to “hedge” or minimize the impact of fluctuations in the relative value of foreign currencies against the U.S. dollar. The Fund seeks to hedge against such fluctuations largely through the use of derivatives. Such derivatives may not perform as intended for a variety of reasons, including a lack of correlation between the derivative and the underlying currency, and there can be no assurance that the Fund’s hedging strategies and transactions will be effective. In addition, to minimize transaction costs, or for other reasons, the Fund’s exposure to foreign currencies may not be fully hedged at all times. Currency exchange rates can be volatile, changing quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money. For example, the value of an investment in the Fund could be significantly and adversely affected if the value of foreign currencies appreciate relative to the U.S. dollar at the same time the value of the Fund’s equity holdings depreciate and the Fund’s derivatives investments are not successful in offsetting a significant portion of the Fund’s exposure to such foreign currencies.

■	Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the industrials sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The industrials sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. This sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, international political and economic developments, exchange rates, commodity prices, environmental issues, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

■	Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion.

■	Models and Data Risk. While the Fund is actively managed, the Fund’s investment process is expected to be heavily dependent on quantitative models and the models may not perform as intended. Errors in data used in the models may occur from time to time and may not be identified and/or corrected, which may have an adverse impact on the Fund and its shareholders.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

■	Portfolio Turnover Risk. The Fund’s investment strategy may result in a high portfolio turnover rate. Higher portfolio turnover may result in the Fund paying higher transaction costs and the distribution of additional capital gains, which may generate greater tax liabilities for shareholders who hold the shares in taxable accounts. Increased transaction costs and distributions of capital gains may negatively affect the Fund’s performance.

■	Small-Capitalization Investing Risk. The Fund may invest in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to adverse economic developments as well as changes in interest rates, government regulation, borrowing costs and earnings.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations, or the past 10 calendar years, as applicable. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the MSCI EAFE Local Currency Index, a relevant broad-based securities index. In addition, performance also is shown for the MSCI EAFE Index, another comparative index that also represents the asset class in which the Fund invests. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

The Fund’s year-to-date total return as of June 30, 2023 was 8.24%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	11.58%	2Q/2020
Lowest Return	(18.06)%	1Q/2020

Average Annual Total Returns for the periods ending December 31, 2022

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns - WisdomTree International Multifactor Fund	1 Year	Since Inception	Inception Date
WisdomTree International Multifactor Fund	(7.25%)	2.08%	Aug. 10, 2018
WisdomTree International Multifactor Fund | After Taxes on Distributions	(7.86%)	1.52%	Aug. 10, 2018
WisdomTree International Multifactor Fund | After Taxes on Distributions and Sales	(3.63%)	1.74%	Aug. 10, 2018
MSCI EAFE Local Currency Index (Reflects no deduction for fees, expenses or taxes)	(7.00%)	4.30%	Aug. 10, 2018
MSCI EAFE Index (Reflects no deduction for fees, expenses or taxes)	(14.45%)	2.46%	Aug. 10, 2018

WisdomTree International Multifactor Fund | Risk Lose Money [Member]
You can lose money on your investment in the Fund.
WisdomTree International Multifactor Fund | Foreign Securities Risk [Member]
Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries.
WisdomTree International Multifactor Fund | Investment Risk [Member]
Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
WisdomTree International Multifactor Fund | Market Risk [Member]
Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
WisdomTree International Multifactor Fund | Shares of the Fund May Trade at Prices Other Than NAV [Member]
Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.
WisdomTree International Multifactor Fund | Cybersecurity Risk [Member]
Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.
WisdomTree International Multifactor Fund | Geographic Investment Risk [Member]
Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Investments in Japan
Investments in Japan are subject to risks associated with its economy's dependence on the export market and consistent government support of its export market. Slowdowns in the Japanese export market may have a negative impact on the Japanese economy as a whole. Japan is also subject to risks associated with natural disasters and escalating political tension in the region.

Investments in Europe
Many European countries are members of the European Union (“EU”) as well as the European Economic and Monetary Union (“EMU”) and, as a result, the economies and markets of European countries can be closely connected and largely interdependent. As such, adverse events in one European country may have effects across Europe. Investments in Europe are also subject to risks stemming from the uncertain consequences of the United Kingdom's (“U.K.”) exit of the EU single market and customs union (“Brexit”). Further, Russia's invasion of the Ukraine, and the continued hostilities in the region, have caused increased volatility in European markets and led to broad ranging economic sanctions against Russia. Uncertainties surrounding the duration and potential increased geographic scope of hostilities may create additional volatility in European and global markets. Any of the above could have a negative effect on the Fund's investments in Europe.

Investments in the United Kingdom
Investments in the United Kingdom (“U.K.”) are subject to risks associated with uncertainties surrounding Brexit and changes in the economic health of its primary trade partners across Europe and the United States. The U.K.'s economy is also heavily dependent on the export of financial services and may be impacted by a slowdown in the financial services sector.

WisdomTree International Multifactor Fund | Geopolitical Risk [Member]
Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of such countries or regions) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
WisdomTree International Multifactor Fund | Issuer-Specific Risk [Member]
Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.
WisdomTree International Multifactor Fund | Large-Capitalization Investing Risk [Member]
Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.
WisdomTree International Multifactor Fund | Mid-Capitalization Investing Risk [Member]
Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion.
WisdomTree International Multifactor Fund | Risk Nondiversified Status [Member]
Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
WisdomTree International Multifactor Fund | Industrials Sector Risk [Member]
Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the industrials sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The industrials sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. This sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, international political and economic developments, exchange rates, commodity prices, environmental issues, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation.
WisdomTree International Multifactor Fund | Small-Capitalization Investing Risk [Member]
Small-Capitalization Investing Risk. The Fund may invest in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to adverse economic developments as well as changes in interest rates, government regulation, borrowing costs and earnings.
WisdomTree International Multifactor Fund | Active Management Risk [Member]
Active Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.
WisdomTree International Multifactor Fund | Portfolio Turnover Risk [Member]
Portfolio Turnover Risk. The Fund’s investment strategy may result in a high portfolio turnover rate. Higher portfolio turnover may result in the Fund paying higher transaction costs and the distribution of additional capital gains, which may generate greater tax liabilities for shareholders who hold the shares in taxable accounts. Increased transaction costs and distributions of capital gains may negatively affect the Fund’s performance.
WisdomTree International Multifactor Fund | Derivatives Risk [Member]
Derivatives Risk. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a currency or a commodity. Generally, derivatives are sophisticated investments that may pose risks that are different from or greater than those posed by investing directly in the underlying reference asset. For example, the return on a derivative instrument may not correlate with that of its underlying reference asset, and minimal requisite initial investments necessary to purchase derivatives positions may expose the Fund to losses in excess of those amounts. Derivatives also can be volatile and may be less liquid than other investments. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money. The Fund expects to use forward currency contracts and/or currency futures contracts to implement its principal investment strategies. A forward currency contract is an agreement to buy or sell a specific currency on a future date at a set price thereby effectively locking in the exchange rate for the purchase or sale of that currency. Forward currency contracts are traded in the over-the-counter market and generally are not subject to initial or upfront margin requirements. As a result, forward currency contracts are particularly subject to counterparty credit risk, including that a counterparty may be unwilling or unable to meet its contractual obligations. A currency futures contract is an exchange-traded contract that provides for the future purchase of sale of a currency at a specified price of another currency. Currency futures contracts are subject to the risk of imperfect correlation between the movements in the price of the futures contract and the underlying currency.
WisdomTree International Multifactor Fund | Hedging Risk [Member]
Hedging Risk. The Fund seeks to “hedge” or minimize the impact of fluctuations in the relative value of foreign currencies against the U.S. dollar. The Fund seeks to hedge against such fluctuations largely through the use of derivatives. Such derivatives may not perform as intended for a variety of reasons, including a lack of correlation between the derivative and the underlying currency, and there can be no assurance that the Fund’s hedging strategies and transactions will be effective. In addition, to minimize transaction costs, or for other reasons, the Fund’s exposure to foreign currencies may not be fully hedged at all times. Currency exchange rates can be volatile, changing quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money. For example, the value of an investment in the Fund could be significantly and adversely affected if the value of foreign currencies appreciate relative to the U.S. dollar at the same time the value of the Fund’s equity holdings depreciate and the Fund’s derivatives investments are not successful in offsetting a significant portion of the Fund’s exposure to such foreign currencies.
WisdomTree International Multifactor Fund | Models And Data Risk [Member]
Models and Data Risk. While the Fund is actively managed, the Fund’s investment process is expected to be heavily dependent on quantitative models and the models may not perform as intended. Errors in data used in the models may occur from time to time and may not be identified and/or corrected, which may have an adverse impact on the Fund and its shareholders.
WisdomTree Europe Quality Dividend Growth Fund
WisdomTree Europe Quality Dividend Growth Fund
Investment Objective

The WisdomTree Europe Quality Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe Quality Dividend Growth Index (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	WisdomTree Europe Quality Dividend Growth Fund WisdomTree Europe Quality Dividend Growth Fund USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	WisdomTree Europe Quality Dividend Growth Fund WisdomTree Europe Quality Dividend Growth Fund
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.58%	[1]
[1]	Excludes expenses associated with the collection of additional European Union tax reclaims resulting from European Court of Justice rulings in several court cases in certain countries across the European Union. If these expenses were included, “Other Expenses” would be 0.01% and “Total Annual Fund Operating Expenses” would be 0.59%.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of their shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
WisdomTree Europe Quality Dividend Growth Fund | WisdomTree Europe Quality Dividend Growth Fund | USD ($)	59	186	324	726

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.

The Index consists of dividend-paying common stocks of companies with growth characteristics that are incorporated and listed on a stock exchange in one of the following countries: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland or the United Kingdom. The Index is a fundamentally weighted index that is generally comprised of the 300 companies with the best combined rank of certain growth and quality factors, specifically: medium-term earnings growth expectations, return on equity, and return on assets. To be eligible for inclusion in the Index, a company must meet the following criteria as of the annual Index screening date: (i) payment of at least $5 million in cash dividends on common shares during the preceding annual cycle; (ii) market capitalization of at least $1 billion; (iii) median daily dollar trading volume of at least $200,000 for each of the preceding three months; (iv) trading of at least 250,000 shares per month for each of the preceding six months; and (v) an earnings yield greater than the dividend yield.

Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay a greater total dollar amount of dividends are more heavily weighted. To derive a company’s initial Index weight, (i) multiply the U.S. dollar value of the company’s annual gross dividend per share by the number of common shares outstanding for that company (the “Cash Dividend Factor”); (ii) calculate the Cash Dividend Factor for each company; (iii) add together all of the companies’ Cash Dividend Factors; and (iv) divide the company’s Cash Dividend Factor by the sum of all Cash Dividend Factors. On the Index’s annual screening date, the maximum weight of any security in the Index is capped at 5%, and the Index caps the weight of components exposed to any one country at 25% and any one sector (except for the real estate sector) at 20%. The weight of components exposed to the real estate sector is capped at 15%. The Index also may adjust the weight of individual components on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a component security, such as its trading volume. To the extent the Index reduces an individual component’s weight, the excess weight will be reallocated pro rata among the other components. Similarly, if the Index increases a component’s weight, the weight of the other components will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector, country, or individual component in the Index may fluctuate above or below specified caps and thresholds, respectively, between screening dates in response to market conditions.

WisdomTree, Inc. (“WisdomTree”), as Index provider, currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to define companies within a sector. The following sectors are included in the Index: communication services, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in the energy equipment and services industry as well as the oil, gas and consumable fuels industry. As of June 30, 2023, companies in the health care, consumer staples, industrials and consumer discretionary sectors comprised a significant portion (i.e., in excess of 15% of the Index’s total weighting) of the Index; however, the Index's sector exposure may change from time to time.

To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index.

As of June 30, 2023, the equity securities of companies domiciled in or otherwise tied to France, Switzerland and the United Kingdom comprised a significant portion (i.e., in excess of 15% of the Index’s total weighting) of the Index, although the Index’s geographic exposure may change from time to time.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	Geographic Concentration in Europe. Because the Fund invests primarily in the securities of companies in Europe, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds. Most developed countries in Western Europe are members of the European Union (“EU”), many are also members of the European Economic and Monetary Union (“EMU”), and most EMU members are part of the euro zone, a group of EMU countries that share the euro as their common currency. Members of the EMU must comply with restrictions on inflation rates, deficits, debt levels, and fiscal and monetary controls. The implementation of any such restrictions or controls, the default of an EU member country on its sovereign debt, significant fluctuations in the euro’s exchange rate, or a change in governmental or EU trade regulations could each have a significant impact on the economies of some or all European countries. The United Kingdom formally exited the EU on January 31, 2020 (known as “Brexit”), and entered into an 11-month transition period which ended on December 31, 2020 at which time the United Kingdom left the EU single market and customs union under the terms of a new trade agreement. The trade agreement governs the relationship between the United Kingdom and EU with respect to trading goods and services but critical aspects of the relationship remain unresolved and subject to further negotiation and agreement. As a result of the uncertain consequences of Brexit, the economies of the United Kingdom and Europe, as well as the broader global economy, could be significantly impacted, which may result in increased volatility and illiquidity, and potentially lower economic growth on markets in the United Kingdom, Europe and globally. In addition, the extent and duration of Russia’s military invasion of Ukraine, initiated in February 2022, and the broad-ranging economic sanctions levied against Russia by the United States, the European Union, the United Kingdom, and other countries, are impossible to predict, but these events could have a significant adverse impact on Europe’s overall economy and may adversely affect the Fund’s performance even in the absence of direct exposure to Russian securities. Any or all of these consequences could potentially have an adverse effect on the value of the Fund’s investments. The Fund currently invests a significant portion of its assets in companies organized in the United Kingdom, Switzerland and France, although this may change from time to time.

Investments in the United Kingdom
Investments in the United Kingdom (“U.K.”) are subject to risks associated with uncertainties surrounding Brexit and changes in the economic health of its primary trade partners across Europe and the United States. The U.K.’s economy is also heavily dependent on the export of financial services and may be impacted by a slowdown in the financial services sector.

Investments in Switzerland
The Swiss economy is heavily dependent on the economies of the United States and other European nations as key trading partners. In particular, Switzerland depends on international trade and exports to generate economic growth. As a result, future changes in the price or the demand for Swiss products or services by these trading partners, or changes in these countries’ economies, trade regulations or currency exchange rates could adversely impact the Swiss economy.

Investments in France
France’s economy is dependent on its agricultural exports and fluctuations in the demand for agricultural products may have negative impacts on France’s economy. The United Kingdom’s (“U.K.”) exit from the European Union may adversely impact France’s economy due to decreased demand for French exports in the U.K. France has experienced several terrorist attacks over the past several years, creating a climate of insecurity that has been detrimental to tourism.

■	Growth Investing Risk. Growth stocks, as a group, may be out of favor with the market and underperform value stocks or the overall equity market. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their prices are based heavily on the future expectations of the economy and the stock’s issuing company.

■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Consumer Discretionary Sector Risk. The Fund currently invests a significant portion of its assets in the consumer discretionary sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The consumer discretionary sector includes, for example, automobile, textile and retail companies, as well as hotels, restaurants and other leisure facilities. This sector can be significantly affected by, among other things, changes in domestic and international economies, exchange and interest rates, economic growth, worldwide demand, supply chain constraints, social trends, consumers’ disposable income levels, and propensity to spend.

■	Consumer Staples Sector Risk. The Fund currently invests a significant portion of its assets in the consumer staples sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The consumer staples sector includes, for example, food and drug retail and companies whose primary lines of business are food, beverage and other household items, including agricultural products. This sector can be significantly affected by, among other things, changes in price and availability of underlying commodities, rising energy prices and global and economic conditions.

■	Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries.

■	Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of such countries or regions) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■	Health Care Sector Risk. The Fund currently invests a significant portion of its assets in the health care sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The health care sector includes, for example, biotechnology, pharmaceutical, health care facilities, and health care equipment and supply companies. This sector can be significantly affected by, among other things, lapsing patent protection, technological developments that make drugs obsolete, government regulation, price controls, and approvals for drugs.

■	Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the industrials sector, and therefore the Fund’s performance could be negatively impacted by events affecting this sector. The industrials sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. The industrials sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, international political and economic developments, exchange rates, commodity prices, environmental issues, government and corporate spending, supply and demand for specific products and services, rapid technological developments, and government regulation.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

■	Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by its Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund's use of sampling techniques also may affect its ability to achieve close correlation with its Index.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations, or the past 10 calendar years, as applicable. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the Index and the MSCI Europe Index, a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

The Fund’s year-to-date total return as of June 30, 2023 was 13.91%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	16.46%	4Q/2022
Lowest Return	(20.01)%	1Q/2020

Average Annual Total Returns for the periods ending December 31, 2022

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns - WisdomTree Europe Quality Dividend Growth Fund	1 Year	5 Years	Since Inception	Inception Date
WisdomTree Europe Quality Dividend Growth Fund	(18.23%)	2.95%	3.36%	May 07, 2014
WisdomTree Europe Quality Dividend Growth Fund | After Taxes on Distributions	(18.68%)	2.48%	2.94%	May 07, 2014
WisdomTree Europe Quality Dividend Growth Fund | After Taxes on Distributions and Sales	(10.23%)	2.44%	2.74%	May 07, 2014
WisdomTree Europe Quality Dividend Growth Index (Reflects no deduction for fees, expenses or taxes)	(18.04%)	3.47%	3.86%	May 07, 2014
MSCI Europe Index (Reflects no deduction for fees, expenses or taxes)	(15.06%)	1.87%	2.07%	May 07, 2014

WisdomTree Europe Quality Dividend Growth Fund | Risk Lose Money [Member]
You can lose money on your investment in the Fund.
WisdomTree Europe Quality Dividend Growth Fund | Foreign Securities Risk [Member]
Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries.
WisdomTree Europe Quality Dividend Growth Fund | Investment Risk [Member]
Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
WisdomTree Europe Quality Dividend Growth Fund | Market Risk [Member]
Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
WisdomTree Europe Quality Dividend Growth Fund | Shares of the Fund May Trade at Prices Other Than NAV [Member]
Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.
WisdomTree Europe Quality Dividend Growth Fund | Currency Exchange Rate Risk [Member]
Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.
WisdomTree Europe Quality Dividend Growth Fund | Cybersecurity Risk [Member]
Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.
WisdomTree Europe Quality Dividend Growth Fund | Geopolitical Risk [Member]
Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of such countries or regions) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
WisdomTree Europe Quality Dividend Growth Fund | Index and Data Risk [Member]
Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.
WisdomTree Europe Quality Dividend Growth Fund | Investment Style Risk [Member]
Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.
WisdomTree Europe Quality Dividend Growth Fund | Issuer-Specific Risk [Member]
Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.
WisdomTree Europe Quality Dividend Growth Fund | Large-Capitalization Investing Risk [Member]
Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.
WisdomTree Europe Quality Dividend Growth Fund | Mid-Capitalization Investing Risk [Member]
Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion.
WisdomTree Europe Quality Dividend Growth Fund | Non-Correlation Risk [Member]
Non-Correlation Risk. As with all index funds, the performance of the Fund and that of its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by its Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund's use of sampling techniques also may affect its ability to achieve close correlation with its Index.
WisdomTree Europe Quality Dividend Growth Fund | Risk Nondiversified Status [Member]
Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
WisdomTree Europe Quality Dividend Growth Fund | Dividend Paying Securities Risk [Member]
Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.
WisdomTree Europe Quality Dividend Growth Fund | Industrials Sector Risk [Member]
Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the industrials sector, and therefore the Fund’s performance could be negatively impacted by events affecting this sector. The industrials sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. The industrials sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, international political and economic developments, exchange rates, commodity prices, environmental issues, government and corporate spending, supply and demand for specific products and services, rapid technological developments, and government regulation.
WisdomTree Europe Quality Dividend Growth Fund | Growth Investing Risk [Member]
Growth Investing Risk. Growth stocks, as a group, may be out of favor with the market and underperform value stocks or the overall equity market. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their prices are based heavily on the future expectations of the economy and the stock’s issuing company.
WisdomTree Europe Quality Dividend Growth Fund | Consumer Discretionary Sector Risk [Member]
Consumer Discretionary Sector Risk. The Fund currently invests a significant portion of its assets in the consumer discretionary sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The consumer discretionary sector includes, for example, automobile, textile and retail companies, as well as hotels, restaurants and other leisure facilities. This sector can be significantly affected by, among other things, changes in domestic and international economies, exchange and interest rates, economic growth, worldwide demand, supply chain constraints, social trends, consumers’ disposable income levels, and propensity to spend.
WisdomTree Europe Quality Dividend Growth Fund | Consumer Staples Sector Risk [Member]
Consumer Staples Sector Risk. The Fund currently invests a significant portion of its assets in the consumer staples sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The consumer staples sector includes, for example, food and drug retail and companies whose primary lines of business are food, beverage and other household items, including agricultural products. This sector can be significantly affected by, among other things, changes in price and availability of underlying commodities, rising energy prices and global and economic conditions.
WisdomTree Europe Quality Dividend Growth Fund | Health Care Sector Risk [Member]
Health Care Sector Risk. The Fund currently invests a significant portion of its assets in the health care sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The health care sector includes, for example, biotechnology, pharmaceutical, health care facilities, and health care equipment and supply companies. This sector can be significantly affected by, among other things, lapsing patent protection, technological developments that make drugs obsolete, government regulation, price controls, and approvals for drugs.
WisdomTree Europe Quality Dividend Growth Fund | Geographic Concentration in Europe [Member]
Geographic Concentration in Europe. Because the Fund invests primarily in the securities of companies in Europe, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds. Most developed countries in Western Europe are members of the European Union (“EU”), many are also members of the European Economic and Monetary Union (“EMU”), and most EMU members are part of the euro zone, a group of EMU countries that share the euro as their common currency. Members of the EMU must comply with restrictions on inflation rates, deficits, debt levels, and fiscal and monetary controls. The implementation of any such restrictions or controls, the default of an EU member country on its sovereign debt, significant fluctuations in the euro’s exchange rate, or a change in governmental or EU trade regulations could each have a significant impact on the economies of some or all European countries. The United Kingdom formally exited the EU on January 31, 2020 (known as “Brexit”), and entered into an 11-month transition period which ended on December 31, 2020 at which time the United Kingdom left the EU single market and customs union under the terms of a new trade agreement. The trade agreement governs the relationship between the United Kingdom and EU with respect to trading goods and services but critical aspects of the relationship remain unresolved and subject to further negotiation and agreement. As a result of the uncertain consequences of Brexit, the economies of the United Kingdom and Europe, as well as the broader global economy, could be significantly impacted, which may result in increased volatility and illiquidity, and potentially lower economic growth on markets in the United Kingdom, Europe and globally. In addition, the extent and duration of Russia’s military invasion of Ukraine, initiated in February 2022, and the broad-ranging economic sanctions levied against Russia by the United States, the European Union, the United Kingdom, and other countries, are impossible to predict, but these events could have a significant adverse impact on Europe’s overall economy and may adversely affect the Fund’s performance even in the absence of direct exposure to Russian securities. Any or all of these consequences could potentially have an adverse effect on the value of the Fund’s investments. The Fund currently invests a significant portion of its assets in companies organized in the United Kingdom, Switzerland and France, although this may change from time to time.

Investments in the United Kingdom
Investments in the United Kingdom (“U.K.”) are subject to risks associated with uncertainties surrounding Brexit and changes in the economic health of its primary trade partners across Europe and the United States. The U.K.’s economy is also heavily dependent on the export of financial services and may be impacted by a slowdown in the financial services sector.

Investments in Switzerland
The Swiss economy is heavily dependent on the economies of the United States and other European nations as key trading partners. In particular, Switzerland depends on international trade and exports to generate economic growth. As a result, future changes in the price or the demand for Swiss products or services by these trading partners, or changes in these countries’ economies, trade regulations or currency exchange rates could adversely impact the Swiss economy.

Investments in France
France’s economy is dependent on its agricultural exports and fluctuations in the demand for agricultural products may have negative impacts on France’s economy. The United Kingdom’s (“U.K.”) exit from the European Union may adversely impact France’s economy due to decreased demand for French exports in the U.K. France has experienced several terrorist attacks over the past several years, creating a climate of insecurity that has been detrimental to tourism.

WisdomTree Europe SmallCap Dividend Fund
WisdomTree Europe SmallCap Dividend Fund
Investment Objective
The WisdomTree Europe SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe SmallCap Dividend Index (the “Index”).
Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	WisdomTree Europe SmallCap Dividend Fund WisdomTree Europe SmallCap Dividend Fund USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	WisdomTree Europe SmallCap Dividend Fund WisdomTree Europe SmallCap Dividend Fund
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.58%	[1]
[1]	Excludes expenses associated with the collection of additional European Union tax reclaims resulting from European Court of Justice rulings in several court cases in certain countries across the European Union. If these expenses were included, “Other Expenses” would be 0.07% and “Total Annual Fund Operating Expenses” would be 0.65%.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of their shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
WisdomTree Europe SmallCap Dividend Fund | WisdomTree Europe SmallCap Dividend Fund | USD ($)	59	186	324	726

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.

The Index is a fundamentally weighted index that is comprised of the small-capitalization segment of the European dividend-paying market. Constituent companies are selected from the WisdomTree Europe Dividend Index, which defines the dividend-paying universe of companies in Europe. The Index is comprised of the companies that compose the bottom 25% (bottom 30% with respect to a company to be deleted) of the market capitalization of the WisdomTree Europe Dividend Index after the 300 largest companies have been removed. As of June 30, 2023, the Index had a market capitalization range from $98.7 million to $23.8 billion, with an average market capitalization of $1.1 billion. To be eligible for inclusion in the WisdomTree Europe Dividend Index, a company must meet the following criteria as of the annual Index screening date: (i) incorporation and exchange listing in one of the following countries: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, or the United Kingdom (“Europe”); (ii) payment of at least $5 million in cash dividends on common shares during the preceding annual cycle; (iii) market capitalization of at least $100 million; (iv) median daily dollar trading volume of at least $100,000 for the preceding three months; and (v) trading of at least 250,000 shares per month for each of the preceding six months.

Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay a greater total dollar amount of dividends are more heavily weighted. To derive a company’s initial Index weight, (i) multiply the U.S. dollar value of the company’s annual gross dividend per share by the number of common shares outstanding for that company (the “Cash Dividend Factor”); (ii) calculate the Cash Dividend Factor for each company; (iii) add together all of the companies’ Cash Dividend Factors; and (iv) divide the company’s Cash Dividend Factor by the sum of all Cash Dividend Factors. On the Index’s annual screening date, the Index caps the weight of components exposed to any one country and any one sector (except for the real estate sector) at 25%. The weight of components exposed to the real estate sector is capped at 15%. The Index also may adjust the weight of individual components on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a component security, such as its trading volume. To the extent the Index reduces an individual component’s weight, the excess weight will be reallocated pro rata among the other components. Similarly, if the Index increases a component’s weight, the weight of the other components will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector, country, or individual component in the Index may fluctuate above or below specified caps and thresholds, respectively, between screening dates in response to market conditions.

WisdomTree, Inc. (“WisdomTree”), as Index provider, currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to define companies within a sector. The following sectors are included in the Index: communication services, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in the energy equipment and services industry as well as the oil, gas and consumable fuels industry. As of June 30, 2023, companies in the industrials and consumer discretionary sectors comprised a significant portion (i.e., in excess of 15% of the Index’s total weighting) of the Index; however, the Index's sector exposure may change from time to time.

To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index.

As of June 30, 2023, the equity securities of companies domiciled in or otherwise tied to the United Kingdom and Sweden comprised a significant portion (i.e., in excess of 15% of the Index’s total weighting) of the Index, although the Index’s geographic exposure may change from time to time.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	Geographic Concentration in Europe. Because the Fund invests primarily in the securities of companies in Europe, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds. Most developed countries in Western Europe are members of the European Union (“EU”), many are also members of the European Economic and Monetary Union (“EMU”), and most EMU members are part of the euro zone, a group of EMU countries that share the euro as their common currency. Members of the EMU must comply with restrictions on inflation rates, deficits, debt levels, and fiscal and monetary controls. The implementation of any such restrictions or controls, the default of an EU member country on its sovereign debt, significant fluctuations in the euro’s exchange rate, or a change in governmental or EU trade regulations could each have a significant impact on the economies of some or all European countries. The United Kingdom formally exited the EU on January 31, 2020 (known as “Brexit”), and entered into an 11-month transition period which ended on December 31, 2020 at which time the United Kingdom left the EU single market and customs union under the terms of a new trade agreement. The trade agreement governs the relationship between the United Kingdom and EU with respect to trading goods and services but critical aspects of the relationship remain unresolved and subject to further negotiation and agreement. As a result of the uncertain consequences of Brexit, the economies of the United Kingdom and Europe, as well as the broader global economy, could be significantly impacted, which may result in increased volatility and illiquidity, and potentially lower economic growth on markets in the United Kingdom, Europe and globally. In addition, the extent and duration of Russia's military invasion of Ukraine, initiated in February 2022, and the broad-ranging economic sanctions levied against Russia by the United States, the European Union, the United Kingdom, and other countries, are impossible to predict, but these events could have a significant adverse impact on Europe's overall economy and may adversely affect the Fund's performance even in the absence of direct exposure to Russian securities. Any or all of these consequences could potentially have an adverse effect on the value of the Fund’s investments. The Fund currently invests a significant portion of its assets in companies organized in the United Kingdom and Sweden, although this may change from time to time.

Investments in the United Kingdom
Investments in the United Kingdom (“U.K.”) are subject to risks associated with uncertainties surrounding Brexit and changes in the economic health of its primary trade partners across Europe and the United States. The U.K.’s economy is also heavily dependent on the export of financial services and may be impacted by a slowdown in the financial services sector.

Investments in Sweden
Sweden’s largest trading partners include the United States, Germany and certain other Western European nations. As a result, the economy of Sweden may be significantly affected by changes in the economies, trade regulations, currency exchange rates, and monetary policies of these trading partners. In addition, Sweden maintains a robust social welfare system, and Sweden’s workforce is highly unionized. These factors can negatively impact the Swedish economy by causing increased government spending, higher production costs and lower productivity, among other things.

■	Small-Capitalization Investing Risk. The Fund invests primarily in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to adverse economic developments as well as changes in interest rates, government regulation, borrowing costs and earnings.

■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Consumer Discretionary Sector Risk. The Fund currently invests a significant portion of its assets in the consumer discretionary sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The consumer discretionary sector includes, for example, automobile, textile and retail companies, as well as hotels, restaurants and other leisure facilities. This sector can be significantly affected by, among other things, changes in domestic and international economies, exchange and interest rates, economic growth, worldwide demand, supply chain constraints, social trends, consumers’ disposable income levels, and propensity to spend.

■	Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries.

■	Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of such countries or regions) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■	Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the industrials sector, and therefore the Fund’s performance could be negatively impacted by events affecting this sector. The industrials sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. The industrials sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, international political and economic developments, exchange rates, commodity prices, environmental issues, government and corporate spending, supply and demand for specific products and services, rapid technological developments, and government regulation.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by its Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund's use of sampling techniques also may affect its ability to achieve close correlation with its Index.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations, or the past 10 calendar years, as applicable. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the Index and the MSCI Europe Small Cap Index, a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

The Fund’s year-to-date total return as of June 30, 2023 was 6.00%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	22.22%	4Q/2020
Lowest Return	(36.36)%	1Q/2020

Average Annual Total Returns for the periods ending December 31, 2022

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns - WisdomTree Europe SmallCap Dividend Fund	1 Year	5 Years	10 Years
WisdomTree Europe SmallCap Dividend Fund	(22.53%)	(1.27%)	6.80%
WisdomTree Europe SmallCap Dividend Fund | After Taxes on Distributions	(23.66%)	(2.08%)	6.02%
WisdomTree Europe SmallCap Dividend Fund | After Taxes on Distributions and Sales	(12.70%)	(0.88%)	5.53%
WisdomTree Europe SmallCap Dividend Index (Reflects no deduction for fees, expenses or taxes)	(22.68%)	(0.91%)	7.40%
MSCI Europe Small Cap Index (Reflects no deduction for fees, expenses or taxes)	(27.27%)	(0.27%)	6.59%

WisdomTree Europe SmallCap Dividend Fund | Risk Lose Money [Member]
You can lose money on your investment in the Fund.
WisdomTree Europe SmallCap Dividend Fund | Foreign Securities Risk [Member]
Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries.
WisdomTree Europe SmallCap Dividend Fund | Investment Risk [Member]
Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
WisdomTree Europe SmallCap Dividend Fund | Market Risk [Member]
Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
WisdomTree Europe SmallCap Dividend Fund | Shares of the Fund May Trade at Prices Other Than NAV [Member]
Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.
WisdomTree Europe SmallCap Dividend Fund | Currency Exchange Rate Risk [Member]
Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.
WisdomTree Europe SmallCap Dividend Fund | Cybersecurity Risk [Member]
Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.
WisdomTree Europe SmallCap Dividend Fund | Geopolitical Risk [Member]
Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of such countries or regions) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
WisdomTree Europe SmallCap Dividend Fund | Index and Data Risk [Member]
Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.
WisdomTree Europe SmallCap Dividend Fund | Investment Style Risk [Member]
Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.
WisdomTree Europe SmallCap Dividend Fund | Issuer-Specific Risk [Member]
Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.
WisdomTree Europe SmallCap Dividend Fund | Non-Correlation Risk [Member]
Non-Correlation Risk. As with all index funds, the performance of the Fund and that of its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by its Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund's use of sampling techniques also may affect its ability to achieve close correlation with its Index.
WisdomTree Europe SmallCap Dividend Fund | Risk Nondiversified Status [Member]
Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
WisdomTree Europe SmallCap Dividend Fund | Dividend Paying Securities Risk [Member]
Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.
WisdomTree Europe SmallCap Dividend Fund | Industrials Sector Risk [Member]
Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the industrials sector, and therefore the Fund’s performance could be negatively impacted by events affecting this sector. The industrials sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. The industrials sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, international political and economic developments, exchange rates, commodity prices, environmental issues, government and corporate spending, supply and demand for specific products and services, rapid technological developments, and government regulation.
WisdomTree Europe SmallCap Dividend Fund | Small-Capitalization Investing Risk [Member]
Small-Capitalization Investing Risk. The Fund invests primarily in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to adverse economic developments as well as changes in interest rates, government regulation, borrowing costs and earnings.
WisdomTree Europe SmallCap Dividend Fund | Consumer Discretionary Sector Risk [Member]
Consumer Discretionary Sector Risk. The Fund currently invests a significant portion of its assets in the consumer discretionary sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The consumer discretionary sector includes, for example, automobile, textile and retail companies, as well as hotels, restaurants and other leisure facilities. This sector can be significantly affected by, among other things, changes in domestic and international economies, exchange and interest rates, economic growth, worldwide demand, supply chain constraints, social trends, consumers’ disposable income levels, and propensity to spend.
WisdomTree Europe SmallCap Dividend Fund | Geographic Concentration in Europe [Member]
Geographic Concentration in Europe. Because the Fund invests primarily in the securities of companies in Europe, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds. Most developed countries in Western Europe are members of the European Union (“EU”), many are also members of the European Economic and Monetary Union (“EMU”), and most EMU members are part of the euro zone, a group of EMU countries that share the euro as their common currency. Members of the EMU must comply with restrictions on inflation rates, deficits, debt levels, and fiscal and monetary controls. The implementation of any such restrictions or controls, the default of an EU member country on its sovereign debt, significant fluctuations in the euro’s exchange rate, or a change in governmental or EU trade regulations could each have a significant impact on the economies of some or all European countries. The United Kingdom formally exited the EU on January 31, 2020 (known as “Brexit”), and entered into an 11-month transition period which ended on December 31, 2020 at which time the United Kingdom left the EU single market and customs union under the terms of a new trade agreement. The trade agreement governs the relationship between the United Kingdom and EU with respect to trading goods and services but critical aspects of the relationship remain unresolved and subject to further negotiation and agreement. As a result of the uncertain consequences of Brexit, the economies of the United Kingdom and Europe, as well as the broader global economy, could be significantly impacted, which may result in increased volatility and illiquidity, and potentially lower economic growth on markets in the United Kingdom, Europe and globally. In addition, the extent and duration of Russia's military invasion of Ukraine, initiated in February 2022, and the broad-ranging economic sanctions levied against Russia by the United States, the European Union, the United Kingdom, and other countries, are impossible to predict, but these events could have a significant adverse impact on Europe's overall economy and may adversely affect the Fund's performance even in the absence of direct exposure to Russian securities. Any or all of these consequences could potentially have an adverse effect on the value of the Fund’s investments. The Fund currently invests a significant portion of its assets in companies organized in the United Kingdom and Sweden, although this may change from time to time.

Investments in the United Kingdom
Investments in the United Kingdom (“U.K.”) are subject to risks associated with uncertainties surrounding Brexit and changes in the economic health of its primary trade partners across Europe and the United States. The U.K.’s economy is also heavily dependent on the export of financial services and may be impacted by a slowdown in the financial services sector.

Investments in Sweden
Sweden’s largest trading partners include the United States, Germany and certain other Western European nations. As a result, the economy of Sweden may be significantly affected by changes in the economies, trade regulations, currency exchange rates, and monetary policies of these trading partners. In addition, Sweden maintains a robust social welfare system, and Sweden’s workforce is highly unionized. These factors can negatively impact the Swedish economy by causing increased government spending, higher production costs and lower productivity, among other things.

WisdomTree Japan SmallCap Dividend Fund
WisdomTree Japan SmallCap Dividend Fund
Investment Objective
The WisdomTree Japan SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan SmallCap Dividend Index (the “Index”).
Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	WisdomTree Japan SmallCap Dividend Fund WisdomTree Japan SmallCap Dividend Fund USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	WisdomTree Japan SmallCap Dividend Fund WisdomTree Japan SmallCap Dividend Fund
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.58%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of their shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
WisdomTree Japan SmallCap Dividend Fund | WisdomTree Japan SmallCap Dividend Fund | USD ($)	59	186	324	726

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.

The Index is a fundamentally weighted index that is comprised of dividend-paying small capitalization companies in Japan. As of June 30, 2023, the Index had a market capitalization range from $83.6 million to $3.6 billion, with an average market capitalization of $846.8 million. To be eligible for inclusion in the Index, a company must meet the following criteria as of the annual Index screening date: (i) incorporation in Japan; (ii) payment of at least $5 million in cash dividends on common shares during the preceding annual cycle; (iii) market capitalization of at least $100 million; (iv) median daily dollar trading volume of at least $100,000 for the preceding three months; and (v) trading of at least 250,000 shares per month for each of the preceding six months. The Index is then created by removing the 300 largest companies by market capitalization from the list of eligible companies, as of the annual Index screening date.

Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay a greater total dollar amount of dividends are more heavily weighted. To derive a company’s initial Index weight, (i) multiply the U.S. dollar value of the company’s annual gross dividend per share by the number of common shares outstanding for that company (the “Cash Dividend Factor”); (ii) calculate the Cash Dividend Factor for each company; (iii) add together all of the companies’ Cash Dividend Factors; and (iv) divide the company’s Cash Dividend Factor by the sum of all Cash Dividend Factors. On the Index’s annual screening date, the maximum weight of any security in the Index is capped at 2%, and the Index caps the weight of components exposed to any one sector (except for the real estate sector) at 25%. The weight of components exposed to the real estate sector is capped at 15%. The Index also may adjust the weight of individual components on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a component security, such as its trading volume. To the extent the Index reduces an individual component’s weight, the excess weight will be reallocated pro rata among the other components. Similarly, if the Index increases a component’s weight, the weight of the other components will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector or individual component in the Index may fluctuate above or below specified caps and thresholds, respectively, between screening dates in response to market conditions.

WisdomTree, Inc. (“WisdomTree”), as Index provider, currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to define companies within a sector. The following sectors are included in the Index: communication services, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in the energy equipment and services industry as well as the oil, gas and consumable fuels industry. As of June 30, 2023, companies in the industrials, consumer discretionary and materials sectors comprised a significant portion (i.e., in excess of 15% of the Index’s total weighting) of the Index; however, the Index's sector exposure may change from time to time.

To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	Geographic Concentration in Japan. Because the Fund invests primarily in the securities of companies in Japan, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Japan and to be more volatile than the performance of more geographically diversified funds. Japan’s economic growth is heavily dependent on international trade, government support of the financial services sector and other troubled sectors, and consistent government policy supporting its export market. Slowdowns in the economies of key trading partners such as the United States, China and/or countries in Southeast Asia, including economic, political or social instability in such countries, also could have a negative impact on the Japanese economy as a whole. Currency fluctuations may also adversely impact the Japanese economy and its export market. In the past, the Japanese government has intervened in its currency market to maintain or reduce the value of the yen. Any such intervention could cause the yen’s value to fluctuate sharply and unpredictably and could cause losses to investors. In addition, Japan’s labor market is adapting to an aging workforce, declining population, and demand for increased labor mobility. These demographic shifts and fundamental structural changes to the labor market may negatively impact Japan’s economic competitiveness. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.

■	Small-Capitalization Investing Risk. The Fund invests primarily in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to adverse economic developments as well as changes in interest rates, government regulation, borrowing costs and earnings.

■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Consumer Discretionary Sector Risk. The Fund currently invests a significant portion of its assets in the consumer discretionary sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The consumer discretionary sector includes, for example, automobile, textile and retail companies, as well as hotels, restaurants and other leisure facilities. This sector can be significantly affected by, among other things, changes in domestic and international economies, exchange and interest rates, economic growth, worldwide demand, supply chain constraints, social trends, consumers’ disposable income levels, and propensity to spend.

■	Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of Japanese yen will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries.

■	Geopolitical Risk. Japan has experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of Japan) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■	Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the industrials sector, and therefore the Fund’s performance could be negatively impacted by events affecting this sector. The industrials sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. The industrials sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, international political and economic developments, exchange rates, commodity prices, environmental issues, government and corporate spending, supply and demand for specific products and services, rapid technological developments, and government regulation.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Materials Sector Risk. The Fund currently invests a significant portion of its assets in the basic materials sector. This sector includes, for example, metals and mining, chemicals, construction materials, glass, paper and related packaging products and forest product companies. This sector can be significantly affected by, among other things, commodity price volatility, demand for basic materials, world economic growth, depletion of natural resources, technological progress, and government regulations.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by its Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund's use of sampling techniques also may affect its ability to achieve close correlation with its Index.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations, or the past 10 calendar years, as applicable. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the Index and the MSCI Japan Small Cap Index, a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

The Fund’s year-to-date total return as of June 30, 2023 was 6.69%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	13.27%	1Q/2013
Lowest Return	(21.18)%	1Q/2020

Average Annual Total Returns for the periods ending December 31, 2022

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns - WisdomTree Japan SmallCap Dividend Fund	1 Year	5 Years	10 Years
WisdomTree Japan SmallCap Dividend Fund	(8.65%)	(2.42%)	6.05%
WisdomTree Japan SmallCap Dividend Fund | After Taxes on Distributions	(9.02%)	(2.80%)	5.65%
WisdomTree Japan SmallCap Dividend Fund | After Taxes on Distributions and Sales	(4.53%)	(1.66%)	4.95%
WisdomTree Japan SmallCap Dividend Index (Reflects no deduction for fees, expenses or taxes)	(8.45%)	(1.97%)	6.66%
MSCI Japan Small Cap Index (Reflects no deduction for fees, expenses or taxes)	(12.05%)	(1.71%)	6.51%

WisdomTree Japan SmallCap Dividend Fund | Risk Lose Money [Member]
You can lose money on your investment in the Fund.
WisdomTree Japan SmallCap Dividend Fund | Foreign Securities Risk [Member]
Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries.
WisdomTree Japan SmallCap Dividend Fund | Investment Risk [Member]
Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
WisdomTree Japan SmallCap Dividend Fund | Market Risk [Member]
Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
WisdomTree Japan SmallCap Dividend Fund | Shares of the Fund May Trade at Prices Other Than NAV [Member]
Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.
WisdomTree Japan SmallCap Dividend Fund | Currency Exchange Rate Risk [Member]
Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of Japanese yen will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.
WisdomTree Japan SmallCap Dividend Fund | Cybersecurity Risk [Member]
Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.
WisdomTree Japan SmallCap Dividend Fund | Geopolitical Risk [Member]
Geopolitical Risk. Japan has experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of Japan) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
WisdomTree Japan SmallCap Dividend Fund | Index and Data Risk [Member]
Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.
WisdomTree Japan SmallCap Dividend Fund | Investment Style Risk [Member]
Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.
WisdomTree Japan SmallCap Dividend Fund | Issuer-Specific Risk [Member]
Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.
WisdomTree Japan SmallCap Dividend Fund | Non-Correlation Risk [Member]
Non-Correlation Risk. As with all index funds, the performance of the Fund and that of its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by its Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund's use of sampling techniques also may affect its ability to achieve close correlation with its Index.
WisdomTree Japan SmallCap Dividend Fund | Risk Nondiversified Status [Member]
Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
WisdomTree Japan SmallCap Dividend Fund | Dividend Paying Securities Risk [Member]
Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.
WisdomTree Japan SmallCap Dividend Fund | Materials Sector Risk [Member]
Materials Sector Risk. The Fund currently invests a significant portion of its assets in the basic materials sector. This sector includes, for example, metals and mining, chemicals, construction materials, glass, paper and related packaging products and forest product companies. This sector can be significantly affected by, among other things, commodity price volatility, demand for basic materials, world economic growth, depletion of natural resources, technological progress, and government regulations.
WisdomTree Japan SmallCap Dividend Fund | Industrials Sector Risk [Member]
Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the industrials sector, and therefore the Fund’s performance could be negatively impacted by events affecting this sector. The industrials sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. The industrials sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, international political and economic developments, exchange rates, commodity prices, environmental issues, government and corporate spending, supply and demand for specific products and services, rapid technological developments, and government regulation.
WisdomTree Japan SmallCap Dividend Fund | Small-Capitalization Investing Risk [Member]
Small-Capitalization Investing Risk. The Fund invests primarily in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to adverse economic developments as well as changes in interest rates, government regulation, borrowing costs and earnings.
WisdomTree Japan SmallCap Dividend Fund | Consumer Discretionary Sector Risk [Member]
Consumer Discretionary Sector Risk. The Fund currently invests a significant portion of its assets in the consumer discretionary sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The consumer discretionary sector includes, for example, automobile, textile and retail companies, as well as hotels, restaurants and other leisure facilities. This sector can be significantly affected by, among other things, changes in domestic and international economies, exchange and interest rates, economic growth, worldwide demand, supply chain constraints, social trends, consumers’ disposable income levels, and propensity to spend.
WisdomTree Japan SmallCap Dividend Fund | Geographic Concentration in Japan [Member]
Geographic Concentration in Japan. Because the Fund invests primarily in the securities of companies in Japan, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Japan and to be more volatile than the performance of more geographically diversified funds. Japan’s economic growth is heavily dependent on international trade, government support of the financial services sector and other troubled sectors, and consistent government policy supporting its export market. Slowdowns in the economies of key trading partners such as the United States, China and/or countries in Southeast Asia, including economic, political or social instability in such countries, also could have a negative impact on the Japanese economy as a whole. Currency fluctuations may also adversely impact the Japanese economy and its export market. In the past, the Japanese government has intervened in its currency market to maintain or reduce the value of the yen. Any such intervention could cause the yen’s value to fluctuate sharply and unpredictably and could cause losses to investors. In addition, Japan’s labor market is adapting to an aging workforce, declining population, and demand for increased labor mobility. These demographic shifts and fundamental structural changes to the labor market may negatively impact Japan’s economic competitiveness. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.
WisdomTree Japan Hedged Equity Fund
WisdomTree Japan Hedged Equity Fund
Investment Objective

The WisdomTree Japan Hedged Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Hedged Equity Index (the “Index”). The Fund seeks to provide Japanese equity returns while mitigating or “hedging” against fluctuations between the value of the Japanese yen and the U.S. dollar.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	WisdomTree Japan Hedged Equity Fund WisdomTree Japan Hedged Equity Fund USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	WisdomTree Japan Hedged Equity Fund WisdomTree Japan Hedged Equity Fund
Management Fees	0.48%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.48%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of their shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
WisdomTree Japan Hedged Equity Fund | WisdomTree Japan Hedged Equity Fund | USD ($)	49	154	269	604

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 37% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.

The Index is a dividend weighted index designed to provide exposure to Japanese equity markets while at the same time neutralizing exposure to fluctuations of the Japanese yen relative to the U.S. dollar. The Index consists of dividend-paying companies incorporated in Japan and traded on the Tokyo Stock Exchange that derive less than 80% of their revenue from sources in Japan. By excluding companies that derive 80% or more of their revenue from Japan, the Index is tilted towards companies with a more significant global revenue base. The companies included in the Index typically have greater exposure to the value of global currencies and, in many cases, their business prospects historically have improved when the value of the yen has declined and have weakened when the value of the yen has increased. To be eligible for inclusion in the Index, a company must meet the following criteria as of the annual Index screening date: (i) payment of at least $5 million in cash dividends on common shares during the preceding annual cycle; (ii) market capitalization of at least $100 million; (iii) median daily dollar trading volume of at least $100,000 for the preceding three months; and (iv) trading of at least 250,000 shares per month for each of the preceding six months.

Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay a greater total dollar amount of dividends are more heavily weighted. To derive a company’s initial Index weight, (i) multiply the U.S. dollar value of the company’s annual gross dividend per share by the number of common shares outstanding for that company (the “Cash Dividend Factor”); (ii) calculate the Cash Dividend Factor for each company; (iii) add together all of the companies’ Cash Dividend Factors; and (iv) divide the company’s Cash Dividend Factor by the sum of all Cash Dividend Factors. On the Index’s annual screening date, the maximum weight of any single security in the Index is capped at 5%, and the Index caps the weight of components exposed to a single sector (except for the real estate sector) at 25%. The weight of components exposed to the real estate sector is capped at 15%. The Index also may adjust the weight of individual components on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a component security, such as its trading volume. To the extent the Index reduces an individual component’s weight, the excess weight will be reallocated pro rata among the other components. Similarly, if the Index increases a component’s weight, the weight of the other components will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector or individual component in the Index may fluctuate above or below specified caps and thresholds, respectively, between screening dates in response to market conditions.

WisdomTree, Inc. (“WisdomTree”), as Index provider, currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to define companies within a sector. The following sectors are included in the Index: communication services, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in the energy equipment and services industry as well as the oil, gas and consumable fuels industry. As of June 30, 2023, companies in the industrials and consumer discretionary sectors comprised a significant portion (i.e., in excess of 15% of the Index’s total weighting) of the Index; however, the Index's sector exposure may change from time to time.

To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index.

The Index “hedges” against fluctuations in the relative value of the Japanese yen against the U.S. dollar. The Index is designed to have higher returns than an equivalent un-hedged investment when the yen is weakening relative to the U.S. dollar. Conversely, the Index is designed to have lower returns than an equivalent unhedged investment when the yen is rising relative to the U.S. dollar. The Index applies an applicable published one-month currency forward rate to the total equity exposure to Japan to hedge against fluctuations in the relative value of the Japanese yen against the U.S. dollar.

Forward currency contracts or futures contracts are used to offset the Fund’s exposure to the Japanese yen. The amount of forward contracts and futures contracts in the Fund is based on the aggregate exposure of the Fund and Index to the Japanese yen. While this approach is designed to minimize the impact of currency fluctuations on Fund returns, it does not necessarily eliminate the Fund’s exposure to the yen. The return of the forward currency contracts and currency futures contracts may not perfectly offset the actual fluctuations between the yen and the U.S. dollar.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	Geographic Concentration in Japan. Because the Fund invests primarily in the securities of companies in Japan, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Japan and to be more volatile than the performance of more geographically diversified funds. Japan’s economic growth is heavily dependent on international trade, government support of the financial services sector and other troubled sectors, and consistent government policy supporting its export market. Slowdowns in the economies of key trading partners such as the United States, China and/or countries in Southeast Asia, including economic, political or social instability in such countries, also could have a negative impact on the Japanese economy as a whole. Currency fluctuations may also adversely impact the Japanese economy and its export market. In the past, the Japanese government has intervened in its currency market to maintain or reduce the value of the yen. Any such intervention could cause the yen’s value to fluctuate sharply and unpredictably and could cause losses to investors. In addition, Japan’s labor market is adapting to an aging workforce, declining population, and demand for increased labor mobility. These demographic shifts and fundamental structural changes to the labor market may negatively impact Japan’s economic competitiveness. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.

■	Hedging Risk. Both the Fund and the Index seek to “hedge” or minimize the impact of fluctuations in the relative value of the Japanese yen against the U.S. dollar. The Fund seeks to hedge against such fluctuations largely through the use of derivatives. Such derivatives may not perform as intended for a variety of reasons, including a lack of correlation between the derivative and the underlying currency, and there can be no assurance that the Fund’s hedging strategies and transactions will be effective. In addition, to minimize transaction costs, or for other reasons, the Fund’s exposure to the yen may not be fully hedged at all times. Currency exchange rates can be volatile, changing quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money. For example, the value of an investment in the Fund could be significantly and adversely affected if the value of the yen appreciates relative to the U.S. dollar at the same time the value of the Fund’s equity holdings depreciate and the Fund’s derivatives investments are not successful in offsetting a significant portion of the Fund’s exposure to the Japanese yen.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the Fund redeemed shares in kind.

■	Consumer Discretionary Sector Risk. The Fund currently invests a significant portion of its assets in the consumer discretionary sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The consumer discretionary sector includes, for example, automobile, textile and retail companies, as well as hotels, restaurants and other leisure facilities. This sector can be significantly affected by, among other things, changes in domestic and international economies, exchange and interest rates, economic growth, worldwide demand, supply chain constraints, social trends, consumers’ disposable income levels, and propensity to spend.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Derivatives Risk. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a currency or a commodity. Generally, derivatives are sophisticated investments that may pose risks that are different from or greater than those posed by investing directly in the underlying reference asset. For example, the return on a derivative instrument may not correlate with that of its underlying reference asset, and minimal requisite initial investments necessary to purchase derivatives positions may expose the Fund to losses in excess of those amounts. Derivatives also can be volatile and may be less liquid than other investments. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money. The Fund expects to use forward currency contracts and/or currency futures contracts to implement its principal investment strategies. A forward currency contract is an agreement to buy or sell a specific currency on a future date at a set price thereby effectively locking in the exchange rate for the purchase or sale of that currency. Forward currency contracts are traded in the over-the-counter market and generally are not subject to initial or upfront margin requirements. As a result, forward currency contracts are particularly subject to counterparty credit risk, including that a counterparty may be unwilling or unable to meet its contractual obligations. A currency futures contract is an exchange-traded contract that provides for the future purchase of sale of a currency at a specified price of another currency. Currency futures contracts are subject to the risk of imperfect correlation between the movements in the price of the futures contract and the underlying currency.

■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries.

■	Geopolitical Risk. Japan has experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of Japan) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■	Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the industrials sector, and therefore the Fund’s performance could be negatively impacted by events affecting this sector. The industrials sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. The industrials sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, international political and economic developments, exchange rates, commodity prices, environmental issues, government and corporate spending, supply and demand for specific products and services, rapid technological developments, and government regulation.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

■	Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by its Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund's use of sampling techniques also may affect its ability to achieve close correlation with its Index.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations, or the past 10 calendar years, as applicable. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the Index and the MSCI Japan Local Currency Index, a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

The Fund’s year-to-date total return as of June 30, 2023 was 29.36%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	18.19%	1Q/2013
Lowest Return	(21.42)%	1Q/2020

Average Annual Total Returns for the periods ending December 31, 2022

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns - WisdomTree Japan Hedged Equity Fund	1 Year	5 Years	10 Years
WisdomTree Japan Hedged Equity Fund	7.51%	4.68%	10.06%
WisdomTree Japan Hedged Equity Fund | After Taxes on Distributions	7.02%	4.22%	9.14%
WisdomTree Japan Hedged Equity Fund | After Taxes on Distributions and Sales	5.25%	3.75%	8.11%
WisdomTree Japan Hedged Equity Index (Reflects no deduction for fees, expenses or taxes)	8.04%	5.16%	10.75%
MSCI Japan Local Currency Index (Reflects no deduction for fees, expenses or taxes)	(4.49%)	3.45%	10.11%

WisdomTree Japan Hedged Equity Fund | Risk Lose Money [Member]
You can lose money on your investment in the Fund.
WisdomTree Japan Hedged Equity Fund | Foreign Securities Risk [Member]
Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries.
WisdomTree Japan Hedged Equity Fund | Investment Risk [Member]
Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
WisdomTree Japan Hedged Equity Fund | Market Risk [Member]
Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
WisdomTree Japan Hedged Equity Fund | Shares of the Fund May Trade at Prices Other Than NAV [Member]
Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.
WisdomTree Japan Hedged Equity Fund | Cybersecurity Risk [Member]
Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.
WisdomTree Japan Hedged Equity Fund | Geopolitical Risk [Member]
Geopolitical Risk. Japan has experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of Japan) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
WisdomTree Japan Hedged Equity Fund | Index and Data Risk [Member]
Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.
WisdomTree Japan Hedged Equity Fund | Investment Style Risk [Member]
Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.
WisdomTree Japan Hedged Equity Fund | Issuer-Specific Risk [Member]
Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.
WisdomTree Japan Hedged Equity Fund | Large-Capitalization Investing Risk [Member]
Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.
WisdomTree Japan Hedged Equity Fund | Mid-Capitalization Investing Risk [Member]
Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion.
WisdomTree Japan Hedged Equity Fund | Non-Correlation Risk [Member]
Non-Correlation Risk. As with all index funds, the performance of the Fund and that of its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by its Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund's use of sampling techniques also may affect its ability to achieve close correlation with its Index.
WisdomTree Japan Hedged Equity Fund | Risk Nondiversified Status [Member]
Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
WisdomTree Japan Hedged Equity Fund | Industrials Sector Risk [Member]
Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the industrials sector, and therefore the Fund’s performance could be negatively impacted by events affecting this sector. The industrials sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. The industrials sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, international political and economic developments, exchange rates, commodity prices, environmental issues, government and corporate spending, supply and demand for specific products and services, rapid technological developments, and government regulation.
WisdomTree Japan Hedged Equity Fund | Consumer Discretionary Sector Risk [Member]
Consumer Discretionary Sector Risk. The Fund currently invests a significant portion of its assets in the consumer discretionary sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The consumer discretionary sector includes, for example, automobile, textile and retail companies, as well as hotels, restaurants and other leisure facilities. This sector can be significantly affected by, among other things, changes in domestic and international economies, exchange and interest rates, economic growth, worldwide demand, supply chain constraints, social trends, consumers’ disposable income levels, and propensity to spend.
WisdomTree Japan Hedged Equity Fund | Derivatives Risk [Member]
Derivatives Risk. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a currency or a commodity. Generally, derivatives are sophisticated investments that may pose risks that are different from or greater than those posed by investing directly in the underlying reference asset. For example, the return on a derivative instrument may not correlate with that of its underlying reference asset, and minimal requisite initial investments necessary to purchase derivatives positions may expose the Fund to losses in excess of those amounts. Derivatives also can be volatile and may be less liquid than other investments. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money. The Fund expects to use forward currency contracts and/or currency futures contracts to implement its principal investment strategies. A forward currency contract is an agreement to buy or sell a specific currency on a future date at a set price thereby effectively locking in the exchange rate for the purchase or sale of that currency. Forward currency contracts are traded in the over-the-counter market and generally are not subject to initial or upfront margin requirements. As a result, forward currency contracts are particularly subject to counterparty credit risk, including that a counterparty may be unwilling or unable to meet its contractual obligations. A currency futures contract is an exchange-traded contract that provides for the future purchase of sale of a currency at a specified price of another currency. Currency futures contracts are subject to the risk of imperfect correlation between the movements in the price of the futures contract and the underlying currency.
WisdomTree Japan Hedged Equity Fund | Hedging Risk [Member]
Hedging Risk. Both the Fund and the Index seek to “hedge” or minimize the impact of fluctuations in the relative value of the Japanese yen against the U.S. dollar. The Fund seeks to hedge against such fluctuations largely through the use of derivatives. Such derivatives may not perform as intended for a variety of reasons, including a lack of correlation between the derivative and the underlying currency, and there can be no assurance that the Fund’s hedging strategies and transactions will be effective. In addition, to minimize transaction costs, or for other reasons, the Fund’s exposure to the yen may not be fully hedged at all times. Currency exchange rates can be volatile, changing quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money. For example, the value of an investment in the Fund could be significantly and adversely affected if the value of the yen appreciates relative to the U.S. dollar at the same time the value of the Fund’s equity holdings depreciate and the Fund’s derivatives investments are not successful in offsetting a significant portion of the Fund’s exposure to the Japanese yen.
WisdomTree Japan Hedged Equity Fund | Geographic Concentration in Japan [Member]
Geographic Concentration in Japan. Because the Fund invests primarily in the securities of companies in Japan, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Japan and to be more volatile than the performance of more geographically diversified funds. Japan’s economic growth is heavily dependent on international trade, government support of the financial services sector and other troubled sectors, and consistent government policy supporting its export market. Slowdowns in the economies of key trading partners such as the United States, China and/or countries in Southeast Asia, including economic, political or social instability in such countries, also could have a negative impact on the Japanese economy as a whole. Currency fluctuations may also adversely impact the Japanese economy and its export market. In the past, the Japanese government has intervened in its currency market to maintain or reduce the value of the yen. Any such intervention could cause the yen’s value to fluctuate sharply and unpredictably and could cause losses to investors. In addition, Japan’s labor market is adapting to an aging workforce, declining population, and demand for increased labor mobility. These demographic shifts and fundamental structural changes to the labor market may negatively impact Japan’s economic competitiveness. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.
WisdomTree Japan Hedged Equity Fund | Cash Redemption Risk [Member]
Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the Fund redeemed shares in kind.
WisdomTree Japan Hedged SmallCap Equity Fund
WisdomTree Japan Hedged SmallCap Equity Fund
Investment Objective

The WisdomTree Japan Hedged SmallCap Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Hedged SmallCap Equity Index (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	WisdomTree Japan Hedged SmallCap Equity Fund WisdomTree Japan Hedged SmallCap Equity Fund USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	WisdomTree Japan Hedged SmallCap Equity Fund WisdomTree Japan Hedged SmallCap Equity Fund
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.58%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of their shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
WisdomTree Japan Hedged SmallCap Equity Fund | WisdomTree Japan Hedged SmallCap Equity Fund | USD ($)	59	186	324	726

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.

The Index is a dividend weighted index designed to provide exposure to Japanese equity markets while at the same time neutralizing exposure to fluctuations of the value of the Japanese yen relative to the U.S. dollar. The Index consists of dividend-paying small capitalization companies incorporated in Japan and traded on the Tokyo Stock Exchange. As of June 30, 2023, the Index had a market capitalization range from $83.6 million to $3.6 billion, with an average market capitalization of $847.3 million. To be eligible for inclusion in the Index, a company must meet the following criteria as of the annual Index screening date: (i) incorporated in Japan and traded on the Tokyo Stock Exchange; (ii) payment of at least $5 million in cash dividends on common shares during the preceding annual cycle; (iii) market capitalization of at least $100 million; (iv) median daily dollar trading volume of at least $100,000 for the preceding three months; and (v) trading of at least 250,000 shares per month for each of the preceding six months. The 300 largest companies by market capitalization are then removed from the list of eligible companies, as of the annual Index screening date.

Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay a greater total dollar amount of dividends are more heavily weighted. To derive a company’s initial Index weight, (i) multiply the U.S. dollar value of the company’s annual gross dividend per share by the number of common shares outstanding for that company (the “Cash Dividend Factor”); (ii) calculate the Cash Dividend Factor for each company; (iii) add together all of the companies’ Cash Dividend Factors; and (iv) divide the company’s Cash Dividend Factor by the sum of all Cash Dividend Factors. On the Index’s annual screening date, the maximum weight of any single security in the Index is capped at 2%, and the Index caps the weight of components exposed to a single sector (except for the real estate sector) at 25%. The weight of components exposed to the real estate sector is capped at 15%. The Index also may adjust the weight of individual components on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a component security, such as its trading volume. To the extent the Index reduces an individual component’s weight, the excess weight will be reallocated pro rata among the other components. Similarly, if the Index increases a component’s weight, the weight of the other components will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector or individual component in the Index may fluctuate above or below specified caps and thresholds, respectively, between screening dates in response to market conditions.

WisdomTree, Inc. (“WisdomTree”), as Index provider, currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to define companies within a sector. The following sectors are included in the Index: communication services, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in the energy equipment and services industry as well as the oil, gas and consumable fuels industry. As of June 30, 2023, companies in the industrials, consumer discretionary and materials sectors comprised a significant portion (i.e., in excess of 15% of the Index’s total weighting) of the Index; however, the Index's sector exposure may change from time to time.

To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index.

The Index “hedges” against fluctuations in the relative value of the Japanese yen against the U.S. dollar. The Index is designed to have higher returns than an equivalent unhedged investment when the yen is weakening relative to the U.S. dollar. Conversely, the Index is designed to have lower returns than an equivalent unhedged investment when the yen is rising relative to the U.S. dollar. The Index applies an applicable published one-month currency forward rate to the total equity exposure to Japan to hedge against fluctuations in the relative value of the Japanese yen against the U.S. dollar.

Forward currency contracts or futures contracts are used to offset the Fund’s exposure to the Japanese yen. The amount of forward contracts and futures contracts in the Fund is based on the aggregate exposure of the Fund and Index to the Japanese yen. While this approach is designed to minimize the impact of currency fluctuations on Fund returns, it does not necessarily eliminate the Fund’s exposure to the yen. The return of the forward currency contracts and currency futures contracts may not perfectly offset the actual fluctuations between the yen and the U.S. dollar.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	Geographic Concentration in Japan. Because the Fund invests primarily in the securities of companies in Japan, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Japan and to be more volatile than the performance of more geographically diversified funds. Japan’s economic growth is heavily dependent on international trade, government support of the financial services sector and other troubled sectors, and consistent government policy supporting its export market. Slowdowns in the economies of key trading partners such as the United States, China and/or countries in Southeast Asia, including economic, political or social instability in such countries, also could have a negative impact on the Japanese economy as a whole. Currency fluctuations may also adversely impact the Japanese economy and its export market. In the past, the Japanese government has intervened in its currency market to maintain or reduce the value of the yen. Any such intervention could cause the yen’s value to fluctuate sharply and unpredictably and could cause losses to investors. In addition, Japan’s labor market is adapting to an aging workforce, declining population, and demand for increased labor mobility. These demographic shifts and fundamental structural changes to the labor market may negatively impact Japan’s economic competitiveness. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.

■	Hedging Risk. Both the Fund and the Index seek to “hedge” or minimize the impact of fluctuations in the relative value of the Japanese yen against the U.S. dollar. The Fund seeks to hedge against such fluctuations largely through the use of derivatives. Such derivatives may not perform as intended for a variety of reasons, including a lack of correlation between the derivative and the underlying currency, and there can be no assurance that the Fund’s hedging strategies and transactions will be effective. In addition, to minimize transaction costs, or for other reasons, the Fund’s exposure to the yen may not be fully hedged at all times. Currency exchange rates can be volatile, changing quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money. For example, the value of an investment in the Fund could be significantly and adversely affected if the value of the yen appreciates relative to the U.S. dollar at the same time the value of the Fund’s equity holdings depreciate and the Fund’s derivatives investments are not successful in offsetting a significant portion of the Fund’s exposure to the Japanese yen.

■	Small-Capitalization Investing Risk. The Fund invests primarily in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to adverse economic developments as well as changes in interest rates, government regulation, borrowing costs and earnings.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the Fund redeemed shares in kind.

■	Consumer Discretionary Sector Risk. The Fund currently invests a significant portion of its assets in the consumer discretionary sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The consumer discretionary sector includes, for example, automobile, textile and retail companies, as well as hotels, restaurants and other leisure facilities. This sector can be significantly affected by, among other things, changes in domestic and international economies, exchange and interest rates, economic growth, worldwide demand, supply chain constraints, social trends, consumers’ disposable income levels, and propensity to spend.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Derivatives Risk. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a currency or a commodity. Generally, derivatives are sophisticated investments that may pose risks that are different from or greater than those posed by investing directly in the underlying reference asset. For example, the return on a derivative instrument may not correlate with that of its underlying reference asset, and minimal requisite initial investments necessary to purchase derivatives positions may expose the Fund to losses in excess of those amounts. Derivatives also can be volatile and may be less liquid than other investments. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money. The Fund expects to use forward currency contracts and/or currency futures contracts to implement its principal investment strategies. A forward currency contract is an agreement to buy or sell a specific currency on a future date at a set price thereby effectively locking in the exchange rate for the purchase or sale of that currency. Forward currency contracts are traded in the over-the-counter market and generally are not subject to initial or upfront margin requirements. As a result, forward currency contracts are particularly subject to counterparty credit risk, including that a counterparty may be unwilling or unable to meet its contractual obligations. A currency futures contract is an exchange-traded contract that provides for the future purchase of sale of a currency at a specified price of another currency. Currency futures contracts are subject to the risk of imperfect correlation between the movements in the price of the futures contract and the underlying currency.

■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries.

■	Geopolitical Risk. Japan has experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of Japan) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■	Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the industrials sector, and therefore the Fund’s performance could be negatively impacted by events affecting this sector. The industrials sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. The industrials sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, international political and economic developments, exchange rates, commodity prices, environmental issues, government and corporate spending, supply and demand for specific products and services, rapid technological developments, and government regulation.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Materials Sector Risk. The Fund currently invests a significant portion of its assets in the basic materials sector. This sector includes, for example, metals and mining, chemicals, construction materials, glass, paper and related packaging products and forest product companies. This sector can be significantly affected by, among other things, commodity price volatility, demand for basic materials, world economic growth, depletion of natural resources, technological progress, and government regulations.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by its Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund's use of sampling techniques also may affect its ability to achieve close correlation with its Index.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations, or the past 10 calendar years, as applicable. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the Index and the MSCI Japan Small Cap Local Currency Index, a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

The Fund’s year-to-date total return as of June 30, 2023 was 19.43%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	17.76%	4Q/2016
Lowest Return	(21.42)%	1Q/2020

Average Annual Total Returns for the periods ending December 31, 2022

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns - WisdomTree Japan Hedged SmallCap Equity Fund	1 Year	5 Years	Since Inception	Inception Date
WisdomTree Japan Hedged SmallCap Equity Fund	6.84%	2.10%	9.11%	Jun. 28, 2013
WisdomTree Japan Hedged SmallCap Equity Fund | After Taxes on Distributions	6.37%	1.60%	8.38%	Jun. 28, 2013
WisdomTree Japan Hedged SmallCap Equity Fund | After Taxes on Distributions and Sales	4.70%	1.67%	7.32%	Jun. 28, 2013
WisdomTree Japan Hedged SmallCap Equity Index (Reflects no deduction for fees, expenses or taxes)	7.50%	2.66%	9.89%	Jun. 28, 2013
MSCI Japan Small Cap Local Currency Index (Reflects no deduction for fees, expenses or taxes)	0.77%	1.45%	8.63%	Jun. 28, 2013

WisdomTree Japan Hedged SmallCap Equity Fund | Risk Lose Money [Member]
You can lose money on your investment in the Fund.
WisdomTree Japan Hedged SmallCap Equity Fund | Foreign Securities Risk [Member]
Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries.
WisdomTree Japan Hedged SmallCap Equity Fund | Investment Risk [Member]
Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
WisdomTree Japan Hedged SmallCap Equity Fund | Market Risk [Member]
Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
WisdomTree Japan Hedged SmallCap Equity Fund | Shares of the Fund May Trade at Prices Other Than NAV [Member]
Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.
WisdomTree Japan Hedged SmallCap Equity Fund | Cybersecurity Risk [Member]
Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.
WisdomTree Japan Hedged SmallCap Equity Fund | Geopolitical Risk [Member]
Geopolitical Risk. Japan has experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of Japan) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
WisdomTree Japan Hedged SmallCap Equity Fund | Index and Data Risk [Member]
Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.
WisdomTree Japan Hedged SmallCap Equity Fund | Investment Style Risk [Member]
Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.
WisdomTree Japan Hedged SmallCap Equity Fund | Issuer-Specific Risk [Member]
Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.
WisdomTree Japan Hedged SmallCap Equity Fund | Non-Correlation Risk [Member]
Non-Correlation Risk. As with all index funds, the performance of the Fund and that of its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by its Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund's use of sampling techniques also may affect its ability to achieve close correlation with its Index.
WisdomTree Japan Hedged SmallCap Equity Fund | Risk Nondiversified Status [Member]
Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
WisdomTree Japan Hedged SmallCap Equity Fund | Materials Sector Risk [Member]
Materials Sector Risk. The Fund currently invests a significant portion of its assets in the basic materials sector. This sector includes, for example, metals and mining, chemicals, construction materials, glass, paper and related packaging products and forest product companies. This sector can be significantly affected by, among other things, commodity price volatility, demand for basic materials, world economic growth, depletion of natural resources, technological progress, and government regulations.
WisdomTree Japan Hedged SmallCap Equity Fund | Industrials Sector Risk [Member]
Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the industrials sector, and therefore the Fund’s performance could be negatively impacted by events affecting this sector. The industrials sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. The industrials sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, international political and economic developments, exchange rates, commodity prices, environmental issues, government and corporate spending, supply and demand for specific products and services, rapid technological developments, and government regulation.
WisdomTree Japan Hedged SmallCap Equity Fund | Small-Capitalization Investing Risk [Member]
Small-Capitalization Investing Risk. The Fund invests primarily in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to adverse economic developments as well as changes in interest rates, government regulation, borrowing costs and earnings.
WisdomTree Japan Hedged SmallCap Equity Fund | Derivatives Risk [Member]
Derivatives Risk. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a currency or a commodity. Generally, derivatives are sophisticated investments that may pose risks that are different from or greater than those posed by investing directly in the underlying reference asset. For example, the return on a derivative instrument may not correlate with that of its underlying reference asset, and minimal requisite initial investments necessary to purchase derivatives positions may expose the Fund to losses in excess of those amounts. Derivatives also can be volatile and may be less liquid than other investments. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money. The Fund expects to use forward currency contracts and/or currency futures contracts to implement its principal investment strategies. A forward currency contract is an agreement to buy or sell a specific currency on a future date at a set price thereby effectively locking in the exchange rate for the purchase or sale of that currency. Forward currency contracts are traded in the over-the-counter market and generally are not subject to initial or upfront margin requirements. As a result, forward currency contracts are particularly subject to counterparty credit risk, including that a counterparty may be unwilling or unable to meet its contractual obligations. A currency futures contract is an exchange-traded contract that provides for the future purchase of sale of a currency at a specified price of another currency. Currency futures contracts are subject to the risk of imperfect correlation between the movements in the price of the futures contract and the underlying currency.
WisdomTree Japan Hedged SmallCap Equity Fund | Hedging Risk [Member]
Hedging Risk. Both the Fund and the Index seek to “hedge” or minimize the impact of fluctuations in the relative value of the Japanese yen against the U.S. dollar. The Fund seeks to hedge against such fluctuations largely through the use of derivatives. Such derivatives may not perform as intended for a variety of reasons, including a lack of correlation between the derivative and the underlying currency, and there can be no assurance that the Fund’s hedging strategies and transactions will be effective. In addition, to minimize transaction costs, or for other reasons, the Fund’s exposure to the yen may not be fully hedged at all times. Currency exchange rates can be volatile, changing quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money. For example, the value of an investment in the Fund could be significantly and adversely affected if the value of the yen appreciates relative to the U.S. dollar at the same time the value of the Fund’s equity holdings depreciate and the Fund’s derivatives investments are not successful in offsetting a significant portion of the Fund’s exposure to the Japanese yen.
WisdomTree Japan Hedged SmallCap Equity Fund | Geographic Concentration in Japan [Member]
Geographic Concentration in Japan. Because the Fund invests primarily in the securities of companies in Japan, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Japan and to be more volatile than the performance of more geographically diversified funds. Japan’s economic growth is heavily dependent on international trade, government support of the financial services sector and other troubled sectors, and consistent government policy supporting its export market. Slowdowns in the economies of key trading partners such as the United States, China and/or countries in Southeast Asia, including economic, political or social instability in such countries, also could have a negative impact on the Japanese economy as a whole. Currency fluctuations may also adversely impact the Japanese economy and its export market. In the past, the Japanese government has intervened in its currency market to maintain or reduce the value of the yen. Any such intervention could cause the yen’s value to fluctuate sharply and unpredictably and could cause losses to investors. In addition, Japan’s labor market is adapting to an aging workforce, declining population, and demand for increased labor mobility. These demographic shifts and fundamental structural changes to the labor market may negatively impact Japan’s economic competitiveness. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.
WisdomTree Japan Hedged SmallCap Equity Fund | Cash Redemption Risk [Member]
Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the Fund redeemed shares in kind.
WisdomTree Japan Hedged SmallCap Equity Fund | Consumer Discretionary Sector Ris [Member]
Consumer Discretionary Sector Risk. The Fund currently invests a significant portion of its assets in the consumer discretionary sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The consumer discretionary sector includes, for example, automobile, textile and retail companies, as well as hotels, restaurants and other leisure facilities. This sector can be significantly affected by, among other things, changes in domestic and international economies, exchange and interest rates, economic growth, worldwide demand, supply chain constraints, social trends, consumers’ disposable income levels, and propensity to spend.
WisdomTree Europe Hedged Equity Fund
WisdomTree Europe Hedged Equity Fund
Investment Objective
The WisdomTree Europe Hedged Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe Hedged Equity Index (the “Index”).
Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	WisdomTree Europe Hedged Equity Fund WisdomTree Europe Hedged Equity Fund USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	WisdomTree Europe Hedged Equity Fund WisdomTree Europe Hedged Equity Fund
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.58%	[1]
[1]	Excludes expenses associated with the collection of additional European Union tax reclaims resulting from European Court of Justice rulings in several court cases in certain countries across the European Union. If these expenses were included, “Other Expenses” would be 0.21% and “Total Annual Fund Operating Expenses” would be 0.79%.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of their shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
WisdomTree Europe Hedged Equity Fund | WisdomTree Europe Hedged Equity Fund | USD ($)	59	186	324	726

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.

The Index is a dividend weighted index designed to provide exposure to European equity securities, particularly shares of European exporters, while at the same time neutralizing exposure to fluctuations between the value of the U.S. dollar and the euro. Shares of European exporters stand to benefit from weakness in the value of the euro as this decreases the relative cost of the goods and services they are exporting. The Index consists of those dividend-paying companies within the WisdomTree International Equity Index, which defines the dividend-paying universe of companies in the industrialized world, excluding Canada and the United States, that are organized and domiciled under the laws of a European country, trade in euros, have at least $1 billion in market capitalization, and derive at least 50% of their revenue from countries outside of Europe. Countries historically represented in the Index include: Germany, France, the Netherlands, Spain, Belgium, Finland, Italy, Portugal, Austria and Ireland. To be eligible for inclusion in the Index, a company must meet the following criteria as of the annual Index screening date: (i) payment of at least $5 million in cash dividends on shares of common stock during the preceding annual cycle; (ii) median daily dollar trading volume of at least $100,000 for the preceding three months; and (iii) trading of at least 250,000 shares per month for each of the preceding six months.

Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay a greater total dollar amount of dividends are more heavily weighted. To derive a company’s initial Index weight, (i) multiply the U.S. dollar value of the company’s annual gross dividend per share by the number of common shares outstanding for that company (the “Cash Dividend Factor”); (ii) calculate the Cash Dividend Factor for each company; (iii) add together all of the companies’ Cash Dividend Factors; and (iv) divide the company’s Cash Dividend Factor by the sum of all Cash Dividend Factors. On the Index’s annual screening date, the maximum weight of any single security in the Index is capped at 5%, and the Index caps the weight of components exposed to a single sector (except for the real estate sector) at 25%. The weight of components exposed to the real estate sector is capped at 15%. The Index also may adjust the weight of individual components on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a component security, such as its trading volume. To the extent the Index reduces an individual component’s weight, the excess weight will be reallocated pro rata among the other components. Similarly, if the Index increases a component’s weight, the weight of the other components will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector or individual component in the Index may fluctuate above or below specified caps and thresholds, respectively, between screening dates in response to market conditions.

WisdomTree, Inc. (“WisdomTree”), as Index provider, currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to define companies within a sector. The following sectors are included in the Index: communication services, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in the energy equipment and services industry as well as the oil, gas and consumable fuels industry. As of June 30, 2023, companies in the consumer discretionary and consumer staples sectors comprised a significant portion (i.e., in excess of 15% of the Index’s total weighting) of the Index; however, the Index's sector exposure may change from time to time.

To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index.

As of June 30, 2023, the equity securities of companies domiciled in or otherwise tied to France, Germany and the Netherlands comprised a significant portion (i.e., in excess of 15% of the Index’s total weighting) of the Index, although the Index’s geographic exposure may change from time to time.

The Index “hedges” against fluctuations in the relative value of the euro against the U.S. dollar. The Index is designed to have higher returns than an equivalent un-hedged investment when the U.S. dollar is going up in value relative to the euro. Conversely, the Index is designed to have lower returns than an equivalent un-hedged investment when the U.S. dollar is falling in value relative to the euro. The Index applies an applicable published one-month currency forward rate to the total equity exposure of each country in the Index to hedge against fluctuations in the relative value of the euro against the U.S. dollar. If a country that had previously adopted the euro as its official currency were to revert back to its local currency, the country would remain in the Index and the Index would be hedged in such local currency as soon as practicable after forward rates become available for such currency.

Forward currency contracts or futures contracts are used to offset the Fund’s exposure to the euro. The amount of forward contracts and futures contracts in the Fund is based on the aggregate exposure of the Fund and Index to the euro. While this approach is designed to minimize the impact of currency fluctuations on Fund returns, it does not necessarily eliminate exposure to all currency fluctuations. The return of the forward currency contracts and currency futures contracts may not perfectly offset the actual fluctuations of the euro relative to the U.S. dollar.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	Geographic Concentration in Europe. Because the Fund invests primarily in the securities of companies in Europe, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds. Most developed countries in Western Europe are members of the European Union (“EU”), many are also members of the European Economic and Monetary Union (“EMU”), and most EMU members are part of the euro zone, a group of EMU countries that share the euro as their common currency. Members of the EMU must comply with restrictions on inflation rates, deficits, debt levels, and fiscal and monetary controls. The implementation of any such restrictions or controls, the default of an EU member country on its sovereign debt, significant fluctuations in the euro’s exchange rate, or a change in governmental or EU trade regulations could each have a significant impact on the economies of some or all European countries. The United Kingdom formally exited the EU on January 31, 2020 (known as “Brexit”), and entered into an 11-month transition period which ended on December 31, 2020 at which time the United Kingdom left the EU single market and customs union under the terms of a new trade agreement. The trade agreement governs the relationship between the United Kingdom and EU with respect to trading goods and services but critical aspects of the relationship remain unresolved and subject to further negotiation and agreement. As a result of the uncertain consequences of Brexit, the economies of the United Kingdom and Europe, as well as the broader global economy, could be significantly impacted, which may result in increased volatility and illiquidity, and potentially lower economic growth on markets in the United Kingdom, Europe and globally. In addition, the extent and duration of Russia's military invasion of Ukraine, initiated in February 2022, and the broad-ranging economic sanctions levied against Russia by the United States, the European Union, the United Kingdom, and other countries, are impossible to predict, but these events could have a significant adverse impact on Europe's overall economy and may adversely affect the Fund's performance even in the absence of direct exposure to Russian securities. Any or all of these consequences could potentially have an adverse effect on the value of the Fund’s investments. The Fund currently invests a significant portion of its assets in companies organized in France, Germany and the Netherlands, although this may change from time to time.

Investments in France
France’s economy is dependent on its agricultural exports and fluctuations in the demand for agricultural products may have negative impacts on France’s economy. The United Kingdom’s (“U.K.”) exit from the European Union may adversely impact France’s economy due to decreased demand for French exports in the U.K. France has experienced several terrorist attacks over the past several years, creating a climate of insecurity that has been detrimental to tourism.

Investments in Germany
Germany’s economy is closely connected to the economies of other members of the EU and EMU and adverse economic conditions effecting one member may have effects across Europe. Additionally, EU or EMU policies and restrictions may have significant impacts on Germany’s economy. These and other factors, including the potential consequences of sanctions related to the Russian invasion of Ukraine and the withdrawal of the United Kingdom from the EU, could have a negative impact on the Fund’s performance.

Investments in the Netherlands
The Netherlands lacks many natural resources and, thus, is reliant on trade partners and vulnerable to fluctuations or shortages in commodity markets. Further, the Dutch economy is heavily dependent on the export of financial services. A decrease in demand for such services or a general downturn in the financial sector could have an adverse impact on the Dutch economy.

■	Hedging Risk. Both the Fund and the Index seek to “hedge” or minimize the impact of fluctuations in the relative value of the euro against the U.S. dollar. The Fund seeks to hedge against such fluctuations largely through the use of derivatives. Such derivatives may not perform as intended for a variety of reasons, including a lack of correlation between the derivative and the underlying currency, and there can be no assurance that the Fund’s hedging strategies and transactions will be effective. In addition, to minimize transaction costs, or for other reasons, the Fund’s exposure to the euro may not be fully hedged at all times. Currency exchange rates can be volatile, changing quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money. For example, the value of an investment in the Fund could be significantly and adversely affected if the value of the euro appreciates relative to the U.S. dollar at the same time the value of the Fund’s equity holdings depreciate and the Fund’s derivatives investments are not successful in offsetting a significant portion of the Fund’s exposure to the euro.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the Fund redeemed shares in kind.

■	Consumer Discretionary Sector Risk. The Fund currently invests a significant portion of its assets in the consumer discretionary sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The consumer discretionary sector includes, for example, automobile, textile and retail companies, as well as hotels, restaurants and other leisure facilities. This sector can be significantly affected by, among other things, changes in domestic and international economies, exchange and interest rates, economic growth, worldwide demand, supply chain constraints, social trends, consumers’ disposable income levels, and propensity to spend.

■	Consumer Staples Sector Risk. The Fund currently invests a significant portion of its assets in the consumer staples sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The consumer staples sector includes, for example, food and drug retail and companies whose primary lines of business are food, beverage and other household items, including agricultural products. This sector can be significantly affected by, among other things, changes in price and availability of underlying commodities, rising energy prices and global and economic conditions.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Derivatives Risk. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a currency or a commodity. Generally, derivatives are sophisticated investments that may pose risks that are different from or greater than those posed by investing directly in the underlying reference asset. For example, the return on a derivative instrument may not correlate with that of its underlying reference asset, and minimal requisite initial investments necessary to purchase derivatives positions may expose the Fund to losses in excess of those amounts. Derivatives also can be volatile and may be less liquid than other investments. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money. The Fund expects to use forward currency contracts and/or currency futures contracts to implement its principal investment strategies. A forward currency contract is an agreement to buy or sell a specific currency on a future date at a set price thereby effectively locking in the exchange rate for the purchase or sale of that currency. Forward currency contracts are traded in the over-the-counter market and generally are not subject to initial or upfront margin requirements. As a result, forward currency contracts are particularly subject to counterparty credit risk, including that a counterparty may be unwilling or unable to meet its contractual obligations. A currency futures contract is an exchange-traded contract that provides for the future purchase of sale of a currency at a specified price of another currency. Currency futures contracts are subject to the risk of imperfect correlation between the movements in the price of the futures contract and the underlying currency.

■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries.

■	Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of such countries or regions) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■	Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by its Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund's use of sampling techniques also may affect its ability to achieve close correlation with its Index.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations, or the past 10 calendar years, as applicable. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the Index and the MSCI EMU Local Currency Index, a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

The Fund’s year-to-date total return as of June 30, 2023 was 19.53%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	18.19%	1Q/2015
Lowest Return	(26.33)%	1Q/2020

Average Annual Total Returns for the periods ending December 31, 2022

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns - WisdomTree Europe Hedged Equity Fund	1 Year	5 Years	10 Years
WisdomTree Europe Hedged Equity Fund	(10.18%)	4.43%	7.77%
WisdomTree Europe Hedged Equity Fund | After Taxes on Distributions	(10.64%)	3.99%	6.88%
WisdomTree Europe Hedged Equity Fund | After Taxes on Distributions and Sales	(5.47%)	3.55%	6.11%
WisdomTree Europe Hedged Equity Index (Reflects no deduction for fees, expenses or taxes)	(9.97%)	4.84%	8.19%
MSCI EMU Local Currency Index (Reflects no deduction for fees, expenses or taxes)	(12.49%)	2.98%	6.76%

WisdomTree Europe Hedged Equity Fund | Risk Lose Money [Member]
You can lose money on your investment in the Fund.
WisdomTree Europe Hedged Equity Fund | Foreign Securities Risk [Member]
Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries.
WisdomTree Europe Hedged Equity Fund | Investment Risk [Member]
Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
WisdomTree Europe Hedged Equity Fund | Market Risk [Member]
Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
WisdomTree Europe Hedged Equity Fund | Shares of the Fund May Trade at Prices Other Than NAV [Member]
Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.
WisdomTree Europe Hedged Equity Fund | Cybersecurity Risk [Member]
Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.
WisdomTree Europe Hedged Equity Fund | Geopolitical Risk [Member]
Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of such countries or regions) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
WisdomTree Europe Hedged Equity Fund | Index and Data Risk [Member]
Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.
WisdomTree Europe Hedged Equity Fund | Investment Style Risk [Member]
Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.
WisdomTree Europe Hedged Equity Fund | Issuer-Specific Risk [Member]
Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.
WisdomTree Europe Hedged Equity Fund | Large-Capitalization Investing Risk [Member]
Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.
WisdomTree Europe Hedged Equity Fund | Non-Correlation Risk [Member]
Non-Correlation Risk. As with all index funds, the performance of the Fund and that of its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by its Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund's use of sampling techniques also may affect its ability to achieve close correlation with its Index.
WisdomTree Europe Hedged Equity Fund | Risk Nondiversified Status [Member]
Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
WisdomTree Europe Hedged Equity Fund | Consumer Discretionary Sector Risk [Member]
Consumer Discretionary Sector Risk. The Fund currently invests a significant portion of its assets in the consumer discretionary sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The consumer discretionary sector includes, for example, automobile, textile and retail companies, as well as hotels, restaurants and other leisure facilities. This sector can be significantly affected by, among other things, changes in domestic and international economies, exchange and interest rates, economic growth, worldwide demand, supply chain constraints, social trends, consumers’ disposable income levels, and propensity to spend.
WisdomTree Europe Hedged Equity Fund | Consumer Staples Sector Risk [Member]
Consumer Staples Sector Risk. The Fund currently invests a significant portion of its assets in the consumer staples sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The consumer staples sector includes, for example, food and drug retail and companies whose primary lines of business are food, beverage and other household items, including agricultural products. This sector can be significantly affected by, among other things, changes in price and availability of underlying commodities, rising energy prices and global and economic conditions.
WisdomTree Europe Hedged Equity Fund | Derivatives Risk [Member]
Derivatives Risk. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a currency or a commodity. Generally, derivatives are sophisticated investments that may pose risks that are different from or greater than those posed by investing directly in the underlying reference asset. For example, the return on a derivative instrument may not correlate with that of its underlying reference asset, and minimal requisite initial investments necessary to purchase derivatives positions may expose the Fund to losses in excess of those amounts. Derivatives also can be volatile and may be less liquid than other investments. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money. The Fund expects to use forward currency contracts and/or currency futures contracts to implement its principal investment strategies. A forward currency contract is an agreement to buy or sell a specific currency on a future date at a set price thereby effectively locking in the exchange rate for the purchase or sale of that currency. Forward currency contracts are traded in the over-the-counter market and generally are not subject to initial or upfront margin requirements. As a result, forward currency contracts are particularly subject to counterparty credit risk, including that a counterparty may be unwilling or unable to meet its contractual obligations. A currency futures contract is an exchange-traded contract that provides for the future purchase of sale of a currency at a specified price of another currency. Currency futures contracts are subject to the risk of imperfect correlation between the movements in the price of the futures contract and the underlying currency.
WisdomTree Europe Hedged Equity Fund | Hedging Risk [Member]
Hedging Risk. Both the Fund and the Index seek to “hedge” or minimize the impact of fluctuations in the relative value of the euro against the U.S. dollar. The Fund seeks to hedge against such fluctuations largely through the use of derivatives. Such derivatives may not perform as intended for a variety of reasons, including a lack of correlation between the derivative and the underlying currency, and there can be no assurance that the Fund’s hedging strategies and transactions will be effective. In addition, to minimize transaction costs, or for other reasons, the Fund’s exposure to the euro may not be fully hedged at all times. Currency exchange rates can be volatile, changing quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money. For example, the value of an investment in the Fund could be significantly and adversely affected if the value of the euro appreciates relative to the U.S. dollar at the same time the value of the Fund’s equity holdings depreciate and the Fund’s derivatives investments are not successful in offsetting a significant portion of the Fund’s exposure to the euro.
WisdomTree Europe Hedged Equity Fund | Geographic Concentration in Europe [Member]
Geographic Concentration in Europe. Because the Fund invests primarily in the securities of companies in Europe, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds. Most developed countries in Western Europe are members of the European Union (“EU”), many are also members of the European Economic and Monetary Union (“EMU”), and most EMU members are part of the euro zone, a group of EMU countries that share the euro as their common currency. Members of the EMU must comply with restrictions on inflation rates, deficits, debt levels, and fiscal and monetary controls. The implementation of any such restrictions or controls, the default of an EU member country on its sovereign debt, significant fluctuations in the euro’s exchange rate, or a change in governmental or EU trade regulations could each have a significant impact on the economies of some or all European countries. The United Kingdom formally exited the EU on January 31, 2020 (known as “Brexit”), and entered into an 11-month transition period which ended on December 31, 2020 at which time the United Kingdom left the EU single market and customs union under the terms of a new trade agreement. The trade agreement governs the relationship between the United Kingdom and EU with respect to trading goods and services but critical aspects of the relationship remain unresolved and subject to further negotiation and agreement. As a result of the uncertain consequences of Brexit, the economies of the United Kingdom and Europe, as well as the broader global economy, could be significantly impacted, which may result in increased volatility and illiquidity, and potentially lower economic growth on markets in the United Kingdom, Europe and globally. In addition, the extent and duration of Russia's military invasion of Ukraine, initiated in February 2022, and the broad-ranging economic sanctions levied against Russia by the United States, the European Union, the United Kingdom, and other countries, are impossible to predict, but these events could have a significant adverse impact on Europe's overall economy and may adversely affect the Fund's performance even in the absence of direct exposure to Russian securities. Any or all of these consequences could potentially have an adverse effect on the value of the Fund’s investments. The Fund currently invests a significant portion of its assets in companies organized in France, Germany and the Netherlands, although this may change from time to time.

Investments in France
France’s economy is dependent on its agricultural exports and fluctuations in the demand for agricultural products may have negative impacts on France’s economy. The United Kingdom’s (“U.K.”) exit from the European Union may adversely impact France’s economy due to decreased demand for French exports in the U.K. France has experienced several terrorist attacks over the past several years, creating a climate of insecurity that has been detrimental to tourism.

Investments in Germany
Germany’s economy is closely connected to the economies of other members of the EU and EMU and adverse economic conditions effecting one member may have effects across Europe. Additionally, EU or EMU policies and restrictions may have significant impacts on Germany’s economy. These and other factors, including the potential consequences of sanctions related to the Russian invasion of Ukraine and the withdrawal of the United Kingdom from the EU, could have a negative impact on the Fund’s performance.

Investments in the Netherlands
The Netherlands lacks many natural resources and, thus, is reliant on trade partners and vulnerable to fluctuations or shortages in commodity markets. Further, the Dutch economy is heavily dependent on the export of financial services. A decrease in demand for such services or a general downturn in the financial sector could have an adverse impact on the Dutch economy.

WisdomTree Europe Hedged Equity Fund | Cash Redemption Risk [Member]
Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the Fund redeemed shares in kind.
WisdomTree Europe Hedged SmallCap Equity Fund
WisdomTree Europe Hedged SmallCap Equity Fund
Investment Objective

The WisdomTree Europe Hedged SmallCap Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe Hedged SmallCap Equity Index (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	WisdomTree Europe Hedged SmallCap Equity Fund WisdomTree Europe Hedged SmallCap Equity Fund USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	WisdomTree Europe Hedged SmallCap Equity Fund WisdomTree Europe Hedged SmallCap Equity Fund
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.58%	[1]
[1]	Excludes expenses associated with the collection of additional European Union tax reclaims resulting from European Court of Justice rulings in several court cases in certain countries across the European Union. If these expenses were included, “Other Expenses” would be 0.01% and “Total Annual Fund Operating Expenses” would be 0.59%.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of their shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
WisdomTree Europe Hedged SmallCap Equity Fund | WisdomTree Europe Hedged SmallCap Equity Fund | USD ($)	59	186	324	726

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 44% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return, and other characteristics of the Index as a whole. Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.

The Index is a dividend weighted index designed to provide exposure to small cap equity securities within Europe, while at the same time neutralizing exposure to fluctuations between the value of the euro and the U.S. dollar. The Index consists of the dividend-paying companies within the bottom 10% of the total market capitalization of the WisdomTree International Equity Index, which defines the dividend-paying universe of companies in the industrialized world, excluding Canada and the United States, that trade in euros and are domiciled (i.e., maintain their principal place of business) in and list their shares on a stock exchange in a European country, such as Austria, Belgium, Finland, France, Germany, Ireland, Italy, Netherlands, Portugal or Spain. As of June 30, 2023, the Index had a market capitalization range from $212.4 million to $11.8 billion, with an average market capitalization of $2.7 billion. To be eligible for inclusion in the Index, a company must meet the following criteria as of the annual Index screening date: (i) payment of at least $5 million in cash dividends on common shares during the preceding annual cycle; (ii) market capitalization of at least $100 million; (iii) median daily dollar trading volume of at least $100,000 for the preceding three months; and (iv) trading of at least 250,000 shares per month for each of the preceding six months.

Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay a greater total dollar amount of dividends are more heavily weighted. To derive a company’s initial Index weight, (i) multiply the U.S. dollar value of the company’s annual gross dividend per share by the number of common shares outstanding for that company (the “Cash Dividend Factor”); (ii) calculate the Cash Dividend Factor for each company; (iii) add together all of the companies’ Cash Dividend Factors; and (iv) divide the company’s Cash Dividend Factor by the sum of all Cash Dividend Factors. On the Index’s annual screening date, the maximum weight of any single security is capped at 2%, and the Index caps the weight of components exposed to a single sector (except for the real estate sector) at 25%. The weight of components exposed to the real estate sector is capped at 15%. The Index also may adjust the weight of individual components on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a component security, such as its trading volume. To the extent the Index reduces an individual component’s weight, the excess weight will be reallocated pro rata among the other components. Similarly, if the Index increases a component’s weight, the weight of the other components will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector or individual component in the Index may fluctuate above or below specified caps and thresholds, respectively, between screening dates in response to market conditions.

WisdomTree, Inc. (“WisdomTree”), as Index provider, currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to define companies within a sector. The following sectors are included in the Index: communication services, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in the energy equipment and services industry as well as the oil, gas and consumable fuels industry. As of June 30, 2023, companies in the industrials and financials sectors comprised a significant portion (i.e., in excess of 15% of the Index’s total weighting) of the Index; however, the Index's sector exposure may change from time to time.

To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index.

As of June 30, 2023, the equity securities of companies domiciled in or otherwise tied to Italy, France and Spain comprised a significant portion (i.e., in excess of 15% of the Index’s total weighting) of the Index, although the Index’s geographic exposure may change from time to time.

The Index “hedges” against fluctuations in the relative value of the euro against the U.S. dollar. The Index is designed to have higher returns than an equivalent un-hedged investment when the U.S. dollar is going up in value relative to the euro. Conversely, the Index is designed to have lower returns than an equivalent un-hedged investment when the U.S. dollar is falling in value relative to the euro. The Index applies an applicable published one-month currency forward rate to the total equity exposure of each country in the Index to hedge against fluctuations in the relative value of the euro against the U.S. dollar. If a country that had previously adopted the euro as its official currency were to revert back to its local currency, the country would remain in the Index and the Index would be hedged in such local currency as soon as practicable after forward rates become available for such currency.

Forward currency contracts or futures contracts are used to offset the Fund’s exposure to the euro. The amount of forward contracts and futures contracts in the Fund is based on the aggregate exposure of the Fund and Index to the euro. While this approach is designed to minimize the impact of currency fluctuations on Fund returns, it does not necessarily eliminate exposure to all currency fluctuations. The return of the forward currency contracts and currency futures contracts may not perfectly offset the actual fluctuations of the euro relative to the U.S. dollar.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	Geographic Concentration in Europe. Because the Fund invests primarily in the securities of companies in Europe, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds. Most developed countries in Western Europe are members of the European Union (“EU”), many are also members of the European Economic and Monetary Union (“EMU”), and most EMU members are part of the euro zone, a group of EMU countries that share the euro as their common currency. Members of the EMU must comply with restrictions on inflation rates, deficits, debt levels, and fiscal and monetary controls. The implementation of any such restrictions or controls, the default of an EU member country on its sovereign debt, significant fluctuations in the euro’s exchange rate, or a change in governmental or EU trade regulations could each have a significant impact on the economies of some or all European countries. The United Kingdom formally exited the EU on January 31, 2020 (known as “Brexit”), and entered into an 11-month transition period which ended on December 31, 2020 at which time the United Kingdom left the EU single market and customs union under the terms of a new trade agreement. The trade agreement governs the relationship between the United Kingdom and EU with respect to trading goods and services but critical aspects of the relationship remain unresolved and subject to further negotiation and agreement. As a result of the uncertain consequences of Brexit, the economies of the United Kingdom and Europe, as well as the broader global economy, could be significantly impacted, which may result in increased volatility and illiquidity, and potentially lower economic growth on markets in the United Kingdom, Europe and globally. In addition, the extent and duration of Russia's military invasion of Ukraine, initiated in February 2022, and the broad-ranging economic sanctions levied against Russia by the United States, the European Union, the United Kingdom, and other countries, are impossible to predict, but these events could have a significant adverse impact on Europe's overall economy and may adversely affect the Fund's performance even in the absence of direct exposure to Russian securities. Any or all of these consequences could potentially have an adverse effect on the value of the Fund’s investments. The Fund currently invests a significant portion of its assets in companies organized in Italy, France and Spain, although this may change from time to time.

Investments in Italy
Italy’s economy has experienced slower growth compared to other European economies. Recently, the Italian economy has experienced volatility due to concerns about economic downturn and rising government debt levels. The Italian government has experienced significant budget deficits and a high amount of public debt relative to economic output, which has impaired Italy’s sovereign debt rating.

Investments in France
France’s economy is dependent on its agricultural exports and fluctuations in the demand for agricultural products may have negative impacts on France’s economy. The United Kingdom’s (“U.K.”) exit from the European Union may adversely impact France’s economy due to decreased demand for French exports in the U.K. France has experienced several terrorist attacks over the past several years, creating a climate of insecurity that has been detrimental to tourism.

Investments in Spain
Spain’s economy has from time to time experienced significant financial market volatility and economic adversity due to concerns about economic downturn, political instability and government debt levels. Spain’s economy is also subject to the destabilizing effects of recent successionist movements as well as increased political tensions and social unrest stemming from such movements.

■	Hedging Risk. Both the Fund and the Index seek to “hedge” or minimize the impact of fluctuations in the relative value of the euro against the U.S. dollar. The Fund seeks to hedge against such fluctuations largely through the use of derivatives. Such derivatives may not perform as intended for a variety of reasons, including a lack of correlation between the derivative and the underlying currency, and there can be no assurance that the Fund’s hedging strategies and transactions will be effective. In addition, to minimize transaction costs, or for other reasons, the Fund’s exposure to the euro may not be fully hedged at all times. Currency exchange rates can be volatile, changing quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money. For example, the value of an investment in the Fund could be significantly and adversely affected if the value of the euro appreciates relative to the U.S. dollar at the same time the value of the Fund’s equity holdings depreciate and the Fund’s derivatives investments are not successful in offsetting a significant portion of the Fund’s exposure to the euro.

■	Small-Capitalization Investing Risk. The Fund invests primarily in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to adverse economic developments as well as changes in interest rates, government regulation, borrowing costs and earnings.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the Fund redeemed shares in kind.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Derivatives Risk. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a currency or a commodity. Generally, derivatives are sophisticated investments that may pose risks that are different from or greater than those posed by investing directly in the underlying reference asset. For example, the return on a derivative instrument may not correlate with that of its underlying reference asset, and minimal requisite initial investments necessary to purchase derivatives positions may expose the Fund to losses in excess of those amounts. Derivatives also can be volatile and may be less liquid than other investments. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money. The Fund expects to use forward currency contracts and/or currency futures contracts to implement its principal investment strategies. A forward currency contract is an agreement to buy or sell a specific currency on a future date at a set price thereby effectively locking in the exchange rate for the purchase or sale of that currency. Forward currency contracts are traded in the over-the-counter market and generally are not subject to initial or upfront margin requirements. As a result, forward currency contracts are particularly subject to counterparty credit risk, including that a counterparty may be unwilling or unable to meet its contractual obligations. A currency futures contract is an exchange-traded contract that provides for the future purchase of sale of a currency at a specified price of another currency. Currency futures contracts are subject to the risk of imperfect correlation between the movements in the price of the futures contract and the underlying currency.

■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the financials sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The financials sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.

■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries.

■	Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of such countries or regions) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■	Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the industrials sector, and therefore the Fund’s performance could be negatively impacted by events affecting this sector. The industrials sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. The industrials sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, international political and economic developments, exchange rates, commodity prices, environmental issues, government and corporate spending, supply and demand for specific products and services, rapid technological developments, and government regulation.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by its Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund's use of sampling techniques also may affect its ability to achieve close correlation with its Index.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations, or the past 10 calendar years, as applicable. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the Index and the MSCI EMU Small Cap Local Currency Index, a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

The Fund’s year-to-date total return as of June 30, 2023 was 10.34%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	15.75%	2Q/2020
Lowest Return	(28.76)%	1Q/2020

Average Annual Total Returns for the periods ending December 31, 2022

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns - WisdomTree Europe Hedged SmallCap Equity Fund	1 Year	5 Years	Since Inception	Inception Date
WisdomTree Europe Hedged SmallCap Equity Fund	(11.18%)	3.42%	6.34%	Mar. 04, 2015
WisdomTree Europe Hedged SmallCap Equity Fund | After Taxes on Distributions	(12.08%)	2.87%	5.75%	Mar. 04, 2015
WisdomTree Europe Hedged SmallCap Equity Fund | After Taxes on Distributions and Sales	(5.72%)	2.85%	5.16%	Mar. 04, 2015
WisdomTree Europe Hedged SmallCap Equity Index (Reflects no deduction for fees, expenses or taxes)	(11.31%)	3.45%	6.45%	Mar. 04, 2015
MSCI EMU Small Cap Local Currency Index (Reflects no deduction for fees, expenses or taxes)	(17.12%)	2.66%	5.89%	Mar. 04, 2015

WisdomTree Europe Hedged SmallCap Equity Fund | Risk Lose Money [Member]
You can lose money on your investment in the Fund.
WisdomTree Europe Hedged SmallCap Equity Fund | Foreign Securities Risk [Member]
Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries.
WisdomTree Europe Hedged SmallCap Equity Fund | Investment Risk [Member]
Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
WisdomTree Europe Hedged SmallCap Equity Fund | Market Risk [Member]
Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
WisdomTree Europe Hedged SmallCap Equity Fund | Shares of the Fund May Trade at Prices Other Than NAV [Member]
Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.
WisdomTree Europe Hedged SmallCap Equity Fund | Cybersecurity Risk [Member]
Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.
WisdomTree Europe Hedged SmallCap Equity Fund | Financials Sector Risk [Member]
Financials Sector Risk. The Fund currently invests a significant portion of its assets in the financials sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The financials sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.
WisdomTree Europe Hedged SmallCap Equity Fund | Geopolitical Risk [Member]
Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of such countries or regions) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
WisdomTree Europe Hedged SmallCap Equity Fund | Index and Data Risk [Member]
Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.
WisdomTree Europe Hedged SmallCap Equity Fund | Investment Style Risk [Member]
Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.
WisdomTree Europe Hedged SmallCap Equity Fund | Issuer-Specific Risk [Member]
Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.
WisdomTree Europe Hedged SmallCap Equity Fund | Non-Correlation Risk [Member]
Non-Correlation Risk. As with all index funds, the performance of the Fund and that of its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by its Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund's use of sampling techniques also may affect its ability to achieve close correlation with its Index.
WisdomTree Europe Hedged SmallCap Equity Fund | Risk Nondiversified Status [Member]
Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
WisdomTree Europe Hedged SmallCap Equity Fund | Industrials Sector Risk [Member]
Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the industrials sector, and therefore the Fund’s performance could be negatively impacted by events affecting this sector. The industrials sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. The industrials sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, international political and economic developments, exchange rates, commodity prices, environmental issues, government and corporate spending, supply and demand for specific products and services, rapid technological developments, and government regulation.
WisdomTree Europe Hedged SmallCap Equity Fund | Small-Capitalization Investing Risk [Member]
Small-Capitalization Investing Risk. The Fund invests primarily in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to adverse economic developments as well as changes in interest rates, government regulation, borrowing costs and earnings.
WisdomTree Europe Hedged SmallCap Equity Fund | Derivatives Risk [Member]
Derivatives Risk. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a currency or a commodity. Generally, derivatives are sophisticated investments that may pose risks that are different from or greater than those posed by investing directly in the underlying reference asset. For example, the return on a derivative instrument may not correlate with that of its underlying reference asset, and minimal requisite initial investments necessary to purchase derivatives positions may expose the Fund to losses in excess of those amounts. Derivatives also can be volatile and may be less liquid than other investments. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money. The Fund expects to use forward currency contracts and/or currency futures contracts to implement its principal investment strategies. A forward currency contract is an agreement to buy or sell a specific currency on a future date at a set price thereby effectively locking in the exchange rate for the purchase or sale of that currency. Forward currency contracts are traded in the over-the-counter market and generally are not subject to initial or upfront margin requirements. As a result, forward currency contracts are particularly subject to counterparty credit risk, including that a counterparty may be unwilling or unable to meet its contractual obligations. A currency futures contract is an exchange-traded contract that provides for the future purchase of sale of a currency at a specified price of another currency. Currency futures contracts are subject to the risk of imperfect correlation between the movements in the price of the futures contract and the underlying currency.
WisdomTree Europe Hedged SmallCap Equity Fund | Hedging Risk [Member]
Hedging Risk. Both the Fund and the Index seek to “hedge” or minimize the impact of fluctuations in the relative value of the euro against the U.S. dollar. The Fund seeks to hedge against such fluctuations largely through the use of derivatives. Such derivatives may not perform as intended for a variety of reasons, including a lack of correlation between the derivative and the underlying currency, and there can be no assurance that the Fund’s hedging strategies and transactions will be effective. In addition, to minimize transaction costs, or for other reasons, the Fund’s exposure to the euro may not be fully hedged at all times. Currency exchange rates can be volatile, changing quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money. For example, the value of an investment in the Fund could be significantly and adversely affected if the value of the euro appreciates relative to the U.S. dollar at the same time the value of the Fund’s equity holdings depreciate and the Fund’s derivatives investments are not successful in offsetting a significant portion of the Fund’s exposure to the euro.
WisdomTree Europe Hedged SmallCap Equity Fund | Geographic Concentration in Europe [Member]
Geographic Concentration in Europe. Because the Fund invests primarily in the securities of companies in Europe, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds. Most developed countries in Western Europe are members of the European Union (“EU”), many are also members of the European Economic and Monetary Union (“EMU”), and most EMU members are part of the euro zone, a group of EMU countries that share the euro as their common currency. Members of the EMU must comply with restrictions on inflation rates, deficits, debt levels, and fiscal and monetary controls. The implementation of any such restrictions or controls, the default of an EU member country on its sovereign debt, significant fluctuations in the euro’s exchange rate, or a change in governmental or EU trade regulations could each have a significant impact on the economies of some or all European countries. The United Kingdom formally exited the EU on January 31, 2020 (known as “Brexit”), and entered into an 11-month transition period which ended on December 31, 2020 at which time the United Kingdom left the EU single market and customs union under the terms of a new trade agreement. The trade agreement governs the relationship between the United Kingdom and EU with respect to trading goods and services but critical aspects of the relationship remain unresolved and subject to further negotiation and agreement. As a result of the uncertain consequences of Brexit, the economies of the United Kingdom and Europe, as well as the broader global economy, could be significantly impacted, which may result in increased volatility and illiquidity, and potentially lower economic growth on markets in the United Kingdom, Europe and globally. In addition, the extent and duration of Russia's military invasion of Ukraine, initiated in February 2022, and the broad-ranging economic sanctions levied against Russia by the United States, the European Union, the United Kingdom, and other countries, are impossible to predict, but these events could have a significant adverse impact on Europe's overall economy and may adversely affect the Fund's performance even in the absence of direct exposure to Russian securities. Any or all of these consequences could potentially have an adverse effect on the value of the Fund’s investments. The Fund currently invests a significant portion of its assets in companies organized in Italy, France and Spain, although this may change from time to time.

Investments in Italy
Italy’s economy has experienced slower growth compared to other European economies. Recently, the Italian economy has experienced volatility due to concerns about economic downturn and rising government debt levels. The Italian government has experienced significant budget deficits and a high amount of public debt relative to economic output, which has impaired Italy’s sovereign debt rating.

Investments in France
France’s economy is dependent on its agricultural exports and fluctuations in the demand for agricultural products may have negative impacts on France’s economy. The United Kingdom’s (“U.K.”) exit from the European Union may adversely impact France’s economy due to decreased demand for French exports in the U.K. France has experienced several terrorist attacks over the past several years, creating a climate of insecurity that has been detrimental to tourism.

Investments in Spain
Spain’s economy has from time to time experienced significant financial market volatility and economic adversity due to concerns about economic downturn, political instability and government debt levels. Spain’s economy is also subject to the destabilizing effects of recent successionist movements as well as increased political tensions and social unrest stemming from such movements.

WisdomTree Europe Hedged SmallCap Equity Fund | Cash Redemption Risk [Member]
Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the Fund redeemed shares in kind.
WisdomTree International Hedged Quality Dividend Growth Fund
WisdomTree International Hedged Quality Dividend Growth Fund
Investment Objective

The WisdomTree International Hedged Quality Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Hedged Quality Dividend Growth Index (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	WisdomTree International Hedged Quality Dividend Growth Fund WisdomTree International Hedged Quality Dividend Growth Fund USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	WisdomTree International Hedged Quality Dividend Growth Fund WisdomTree International Hedged Quality Dividend Growth Fund
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.58%	[1]
[1]	Excludes expenses associated with the collection of additional European Union tax reclaims resulting from European Court of Justice rulings in several court cases in certain countries across the European Union. If these expenses were included, “Other Expenses” would be 0.01% and “Total Annual Fund Operating Expenses” would be 0.59%.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of their shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
WisdomTree International Hedged Quality Dividend Growth Fund | WisdomTree International Hedged Quality Dividend Growth Fund | USD ($)	59	186	324	726

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 86% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.

The Index consists of dividend-paying common stocks with growth characteristics of companies in the industrialized world, excluding Canada and the United States, while at the same time neutralizing exposure to fluctuations of the value of foreign currencies relative to the U.S. dollar. The Index is generally comprised of the 300 companies in the WisdomTree International Equity Index with the best combined rank of certain growth and quality factors, specifically: medium-term earnings growth expectations, return on equity, and return on assets. The WisdomTree International Equity Index is a fundamentally weighted index that is comprised of companies that pay regular cash dividends. To be eligible for inclusion in the WisdomTree International Equity Index a company must be incorporated in one of 15 developed European countries (Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, or the United Kingdom), Israel, Japan, Australia, Hong Kong or Singapore.

To be eligible for inclusion in the Index, a company must meet the following criteria as of the annual Index screening date: (i) payment of at least $5 million in cash dividends on common shares during the preceding annual cycle; (ii) market capitalization of at least $1 billion; (iii) median daily dollar trading volume of at least $100,000 for each of the preceding three months; (iv) trading of at least 250,000 shares per month for each of the preceding six months; and (v) an earnings yield greater than the dividend yield.

Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay a greater total dollar amount of dividends are more heavily weighted. To derive a company’s initial Index weight, (i) multiply the U.S. dollar value of the company’s annual gross dividend per share by the number of common shares outstanding for that company (the “Cash Dividend Factor”); (ii) calculate the Cash Dividend Factor for each company; (iii) add together all of the companies’ Cash Dividend Factors; and (iv) divide the company’s Cash Dividend Factor by the sum of all Cash Dividend Factors. On the Index’s annual screening date, the maximum weight of any security in the Index is capped at 5%, and the Index caps the weight of components exposed to any one country and any one sector (except for the real estate sector) at 20%. The weight of components exposed to the real estate sector is capped at 15%. The Index also may adjust the weight of individual components on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a component security, such as its trading volume. To the extent the Index reduces an individual component’s weight, the excess weight will be reallocated pro rata among the other components. Similarly, if the Index increases a component’s weight, the weight of the other components will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector, country, or individual component in the Index may fluctuate above or below specified caps and thresholds, respectively, between screening dates in response to market conditions.

WisdomTree, Inc. (“WisdomTree”), as Index provider, currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to define companies within a sector. The following sectors are included in the Index: communication services, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in the energy equipment and services industry as well as the oil, gas and consumable fuels industry. As of June 30, 2023, companies in the consumer discretionary, health care, and consumer staples sectors comprised a significant portion (i.e., in excess of 15% of the Index’s total weighting) of the Index; however, the Index's sector exposure may change from time to time.

To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index.

As of June 30, 2023, the equity securities of companies domiciled in or otherwise tied to Europe, particularly Switzerland and the United Kingdom, comprised a significant portion (i.e., in excess of 15% of the Index’s total weighting) of the Index, although the Index’s geographic exposure may change from time to time.

The Index “hedges” against fluctuations in the relative value of foreign currencies against the U.S. dollar. The Index is designed to have higher returns than an equivalent unhedged investment when foreign currencies are weakening relative to the U.S. dollar. Conversely, the Index is designed to have lower returns than an equivalent unhedged investment when foreign currencies are rising relative to the U.S. dollar. The Index applies an applicable published one-month currency forward rate to the total equity exposure of each country in the Index to hedge against fluctuations in the relative value of their respective currencies against the U.S. dollar.

Forward currency contracts or futures contracts are used to offset the Fund’s exposure to foreign currencies. The amount of forward contracts and futures contracts in the Fund is based on the aggregate exposure of the Fund and Index to the specified foreign currencies. While this approach is designed to minimize the impact of currency fluctuations on Fund returns, it does not necessarily eliminate the Fund’s exposure to foreign currencies. The return of the forward currency contracts and currency futures contracts may not perfectly offset the actual fluctuations between foreign currencies and the U.S. dollar.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries.

■	Hedging Risk. Both the Fund and the Index seek to “hedge” or minimize the impact of fluctuations in the relative value of foreign currencies against the U.S. dollar. The Fund seeks to hedge against such fluctuations largely through the use of derivatives. Such derivatives may not perform as intended for a variety of reasons, including a lack of correlation between the derivative and the underlying currency, and there can be no assurance that the Fund’s hedging strategies and transactions will be effective. In addition, to minimize transaction costs, or for other reasons, the Fund’s exposure to foreign currencies may not be fully hedged at all times. Currency exchange rates can be volatile, changing quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money. For example, the value of an investment in the Fund could be significantly and adversely affected if the value of foreign currencies appreciate relative to the U.S. dollar at the same time the value of the Fund’s equity holdings depreciate and the Fund’s derivatives investments are not successful in offsetting a significant portion of the Fund’s exposure to such foreign currencies.

■	Growth Investing Risk. Growth stocks, as a group, may be out of favor with the market and underperform value stocks or the overall equity market. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their prices are based heavily on the future expectations of the economy and the stock’s issuing company.

■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the Fund redeemed shares in kind.

■	Consumer Discretionary Sector Risk. The Fund currently invests a significant portion of its assets in the consumer discretionary sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The consumer discretionary sector includes, for example, automobile, textile and retail companies, as well as hotels, restaurants and other leisure facilities. This sector can be significantly affected by, among other things, changes in domestic and international economies, exchange and interest rates, economic growth, worldwide demand, supply chain constraints, social trends, consumers’ disposable income levels, and propensity to spend.

■	Consumer Staples Sector Risk. The Fund currently invests a significant portion of its assets in the consumer staples sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The consumer staples sector includes, for example, food and drug retail and companies whose primary lines of business are food, beverage and other household items, including agricultural products. This sector can be significantly affected by, among other things, changes in price and availability of underlying commodities, rising energy prices and global and economic conditions.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Derivatives Risk. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a currency or a commodity. Generally, derivatives are sophisticated investments that may pose risks that are different from or greater than those posed by investing directly in the underlying reference asset. For example, the return on a derivative instrument may not correlate with that of its underlying reference asset, and minimal requisite initial investments necessary to purchase derivatives positions may expose the Fund to losses in excess of those amounts. Derivatives also can be volatile and may be less liquid than other investments. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money. The Fund expects to use forward currency contracts and/or currency futures contracts to implement its principal investment strategies. A forward currency contract is an agreement to buy or sell a specific currency on a future date at a set price thereby effectively locking in the exchange rate for the purchase or sale of that currency. Forward currency contracts are traded in the over-the-counter market and generally are not subject to initial or upfront margin requirements. As a result, forward currency contracts are particularly subject to counterparty credit risk, including that a counterparty may be unwilling or unable to meet its contractual obligations. A currency futures contract is an exchange-traded contract that provides for the future purchase of sale of a currency at a specified price of another currency. Currency futures contracts are subject to the risk of imperfect correlation between the movements in the price of the futures contract and the underlying currency.

■	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Investments in Europe
Many European countries are members of the European Union (“EU”) as well as the European Economic and Monetary Union (“EMU”) and, as a result, the economies and markets of European countries can be closely connected and largely interdependent. As such, adverse events in one European country may have effects across Europe. Investments in Europe are also subject to risks stemming from the uncertain consequences of the United Kingdom's (“U.K.”) exit of the EU single market and customs union (“Brexit”). Further, Russia's invasion of the Ukraine, and the continued hostilities in the region, have caused increased volatility in European markets and led to broad ranging economic sanctions against Russia. Uncertainties surrounding the duration and potential increased geographic scope of hostilities may create additional volatility in European and global markets. Any of the above could have a negative effect on the Fund's investments in Europe.

Investments in the United Kingdom
Investments in the United Kingdom (“U.K.”) are subject to risks associated with uncertainties surrounding Brexit and changes in the economic health of its primary trade partners across Europe and the United States. The U.K.’s economy is also heavily dependent on the export of financial services and may be impacted by a slowdown in the financial services sector.

Investments in Switzerland
The Swiss economy is heavily dependent on the economies of the United States and other European nations as key trading partners. In particular, Switzerland depends on international trade and exports to generate economic growth. As a result, future changes in the price or the demand for Swiss products or services by these trading partners, or changes in these countries’ economies, trade regulations or currency exchange rates could adversely impact the Swiss economy.

■	Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of such countries or regions) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■	Health Care Sector Risk. The Fund currently invests a significant portion of its assets in the health care sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The health care sector includes, for example, biotechnology, pharmaceutical, health care facilities, and health care equipment and supply companies. This sector can be significantly affected by, among other things, lapsing patent protection, technological developments that make drugs obsolete, government regulation, price controls, and approvals for drugs.

■	Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

■	Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by its Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund's use of sampling techniques also may affect its ability to achieve close correlation with its Index.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations, or the past 10 calendar years, as applicable. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the Index and the MSCI EAFE Local Currency Index, a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

The Fund’s year-to-date total return as of June 30, 2023 was 13.48%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	15.38%	1Q/2019
Lowest Return	(15.40)%	1Q/2020

Average Annual Total Returns for the periods ending December 31, 2022

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns - WisdomTree International Hedged Quality Dividend Growth Fund	1 Year	5 Years	Since Inception	Inception Date
WisdomTree International Hedged Quality Dividend Growth Fund	(11.36%)	6.62%	7.96%	May 07, 2014
WisdomTree International Hedged Quality Dividend Growth Fund | After Taxes on Distributions	(13.97%)	5.69%	7.14%	May 07, 2014
WisdomTree International Hedged Quality Dividend Growth Fund | After Taxes on Distributions and Sales	(4.86%)	5.24%	6.38%	May 07, 2014
WisdomTree International Hedged Quality Dividend Growth Index (Reflects no deduction for fees, expenses or taxes)	(11.10%)	7.26%	8.62%	May 07, 2014
MSCI EAFE Local Currency Index (Reflects no deduction for fees, expenses or taxes)	(7.00%)	3.81%	5.83%	May 07, 2014

WisdomTree International Hedged Quality Dividend Growth Fund | Risk Lose Money [Member]
You can lose money on your investment in the Fund.
WisdomTree International Hedged Quality Dividend Growth Fund | Foreign Securities Risk [Member]
Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries.
WisdomTree International Hedged Quality Dividend Growth Fund | Investment Risk [Member]
Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
WisdomTree International Hedged Quality Dividend Growth Fund | Market Risk [Member]
Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
WisdomTree International Hedged Quality Dividend Growth Fund | Shares of the Fund May Trade at Prices Other Than NAV [Member]
Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.
WisdomTree International Hedged Quality Dividend Growth Fund | Cybersecurity Risk [Member]
Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.
WisdomTree International Hedged Quality Dividend Growth Fund | Geographic Investment Risk [Member]
Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Investments in Europe
Many European countries are members of the European Union (“EU”) as well as the European Economic and Monetary Union (“EMU”) and, as a result, the economies and markets of European countries can be closely connected and largely interdependent. As such, adverse events in one European country may have effects across Europe. Investments in Europe are also subject to risks stemming from the uncertain consequences of the United Kingdom's (“U.K.”) exit of the EU single market and customs union (“Brexit”). Further, Russia's invasion of the Ukraine, and the continued hostilities in the region, have caused increased volatility in European markets and led to broad ranging economic sanctions against Russia. Uncertainties surrounding the duration and potential increased geographic scope of hostilities may create additional volatility in European and global markets. Any of the above could have a negative effect on the Fund's investments in Europe.

Investments in the United Kingdom
Investments in the United Kingdom (“U.K.”) are subject to risks associated with uncertainties surrounding Brexit and changes in the economic health of its primary trade partners across Europe and the United States. The U.K.’s economy is also heavily dependent on the export of financial services and may be impacted by a slowdown in the financial services sector.

Investments in Switzerland
The Swiss economy is heavily dependent on the economies of the United States and other European nations as key trading partners. In particular, Switzerland depends on international trade and exports to generate economic growth. As a result, future changes in the price or the demand for Swiss products or services by these trading partners, or changes in these countries’ economies, trade regulations or currency exchange rates could adversely impact the Swiss economy.

WisdomTree International Hedged Quality Dividend Growth Fund | Geopolitical Risk [Member]
Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of such countries or regions) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
WisdomTree International Hedged Quality Dividend Growth Fund | Index and Data Risk [Member]
Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.
WisdomTree International Hedged Quality Dividend Growth Fund | Investment Style Risk [Member]
Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.
WisdomTree International Hedged Quality Dividend Growth Fund | Issuer-Specific Risk [Member]
Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.
WisdomTree International Hedged Quality Dividend Growth Fund | Large-Capitalization Investing Risk [Member]
Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.
WisdomTree International Hedged Quality Dividend Growth Fund | Mid-Capitalization Investing Risk [Member]
Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion.
WisdomTree International Hedged Quality Dividend Growth Fund | Non-Correlation Risk [Member]
Non-Correlation Risk. As with all index funds, the performance of the Fund and that of its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by its Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund's use of sampling techniques also may affect its ability to achieve close correlation with its Index.
WisdomTree International Hedged Quality Dividend Growth Fund | Risk Nondiversified Status [Member]
Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
WisdomTree International Hedged Quality Dividend Growth Fund | Dividend Paying Securities Risk [Member]
Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.
WisdomTree International Hedged Quality Dividend Growth Fund | Growth Investing Risk [Member]
Growth Investing Risk. Growth stocks, as a group, may be out of favor with the market and underperform value stocks or the overall equity market. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their prices are based heavily on the future expectations of the economy and the stock’s issuing company.
WisdomTree International Hedged Quality Dividend Growth Fund | Consumer Discretionary Sector Risk [Member]
Consumer Discretionary Sector Risk. The Fund currently invests a significant portion of its assets in the consumer discretionary sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The consumer discretionary sector includes, for example, automobile, textile and retail companies, as well as hotels, restaurants and other leisure facilities. This sector can be significantly affected by, among other things, changes in domestic and international economies, exchange and interest rates, economic growth, worldwide demand, supply chain constraints, social trends, consumers’ disposable income levels, and propensity to spend.
WisdomTree International Hedged Quality Dividend Growth Fund | Consumer Staples Sector Risk [Member]
Consumer Staples Sector Risk. The Fund currently invests a significant portion of its assets in the consumer staples sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The consumer staples sector includes, for example, food and drug retail and companies whose primary lines of business are food, beverage and other household items, including agricultural products. This sector can be significantly affected by, among other things, changes in price and availability of underlying commodities, rising energy prices and global and economic conditions.
WisdomTree International Hedged Quality Dividend Growth Fund | Health Care Sector Risk [Member]
Health Care Sector Risk. The Fund currently invests a significant portion of its assets in the health care sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The health care sector includes, for example, biotechnology, pharmaceutical, health care facilities, and health care equipment and supply companies. This sector can be significantly affected by, among other things, lapsing patent protection, technological developments that make drugs obsolete, government regulation, price controls, and approvals for drugs.
WisdomTree International Hedged Quality Dividend Growth Fund | Derivatives Risk [Member]
Derivatives Risk. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a currency or a commodity. Generally, derivatives are sophisticated investments that may pose risks that are different from or greater than those posed by investing directly in the underlying reference asset. For example, the return on a derivative instrument may not correlate with that of its underlying reference asset, and minimal requisite initial investments necessary to purchase derivatives positions may expose the Fund to losses in excess of those amounts. Derivatives also can be volatile and may be less liquid than other investments. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money. The Fund expects to use forward currency contracts and/or currency futures contracts to implement its principal investment strategies. A forward currency contract is an agreement to buy or sell a specific currency on a future date at a set price thereby effectively locking in the exchange rate for the purchase or sale of that currency. Forward currency contracts are traded in the over-the-counter market and generally are not subject to initial or upfront margin requirements. As a result, forward currency contracts are particularly subject to counterparty credit risk, including that a counterparty may be unwilling or unable to meet its contractual obligations. A currency futures contract is an exchange-traded contract that provides for the future purchase of sale of a currency at a specified price of another currency. Currency futures contracts are subject to the risk of imperfect correlation between the movements in the price of the futures contract and the underlying currency.
WisdomTree International Hedged Quality Dividend Growth Fund | Hedging Risk [Member]
Hedging Risk. Both the Fund and the Index seek to “hedge” or minimize the impact of fluctuations in the relative value of foreign currencies against the U.S. dollar. The Fund seeks to hedge against such fluctuations largely through the use of derivatives. Such derivatives may not perform as intended for a variety of reasons, including a lack of correlation between the derivative and the underlying currency, and there can be no assurance that the Fund’s hedging strategies and transactions will be effective. In addition, to minimize transaction costs, or for other reasons, the Fund’s exposure to foreign currencies may not be fully hedged at all times. Currency exchange rates can be volatile, changing quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money. For example, the value of an investment in the Fund could be significantly and adversely affected if the value of foreign currencies appreciate relative to the U.S. dollar at the same time the value of the Fund’s equity holdings depreciate and the Fund’s derivatives investments are not successful in offsetting a significant portion of the Fund’s exposure to such foreign currencies.
WisdomTree International Hedged Quality Dividend Growth Fund | Cash Redemption Risk [Member]
Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the Fund redeemed shares in kind.
WisdomTree Global High Dividend Fund
WisdomTree Global High Dividend Fund
Investment Objective
The WisdomTree Global High Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global High Dividend Index (the “Index”).
Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	WisdomTree Global High Dividend Fund WisdomTree Global High Dividend Fund USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	WisdomTree Global High Dividend Fund WisdomTree Global High Dividend Fund
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.58%	[1]
[1]	Excludes expenses associated with the collection of additional European Union tax reclaims resulting from European Court of Justice rulings in several court cases in certain countries across the European Union. If these expenses were included, “Other Expenses” and “Total Annual Fund Operating Expenses” would be unchanged.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of their shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
WisdomTree Global High Dividend Fund | WisdomTree Global High Dividend Fund | USD ($)	59	186	324	726

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.

The Index is a fundamentally weighted index that is comprised of high dividend-yielding companies selected from the WisdomTree Global Dividend Index, which defines the dividend-paying universe of companies in the U.S., developed countries and emerging markets throughout the world. To be eligible for inclusion in the Index, a company must meet the following criteria as of the annual Index screening date: (i) payment of at least $5 million in cash dividends on shares of common stock during the preceding annual cycle; (ii) market capitalization of at least $2 billion; (iii) median daily dollar trading volume of at least $100,000 for the preceding three months (at least $200,000 for each of the preceding six months for emerging markets); and (iv) for non-U.S. securities, trading of at least 250,000 shares per month for each of the preceding six months. Securities eligible for inclusion in the Index are ranked by dividend yield as adjusted by a composite risk score based on fundamental valuation, quality and momentum characteristics. Securities ranking in the highest 30% by dividend yield and top 80% by composite risk score are selected for inclusion in the Index. If a company currently in the Index is no longer ranked in the top 30% by dividend yield by region (i.e., U.S., developed and emerging markets) at the time of the annual Index screening date but remains ranked in the top 35% by dividend yield, the company will remain in the Index.

Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay a greater total dollar amount of dividends are more heavily weighted. To derive a company’s initial Index weight, (i) multiply the U.S. dollar value of the company’s annual gross dividend per share by the number of common shares outstanding for that company (the “Cash Dividend Factor”); (ii) calculate the Cash Dividend Factor for each company; (iii) add together all of the companies’ Cash Dividend Factors; and (iv) divide the company’s Cash Dividend Factor by the sum of all Cash Dividend Factors. On the Index’s annual screening date, the Index caps the weight of components exposed to any one country and any one sector (except for the real estate sector) at 25%. The weight of components exposed to the real estate sector is capped at 15%. The Index also may adjust the weight of individual components on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a component security, such as its trading volume. To the extent the Index reduces an individual component’s weight, the excess weight will be reallocated pro rata among the other components. Similarly, if the Index increases a component’s weight, the weight of the other components will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector, country, or individual component in the Index may fluctuate above or below specified caps and thresholds, respectively, between screening dates in response to market conditions. As of the date of this Prospectus, non-U.S. equity securities comprise at least 40% of the Index, and WisdomTree Asset Management, Inc., the Fund’s investment adviser, expects that, under normal circumstances, non-U.S. equity securities will comprise at least 40% of the Fund.

WisdomTree, Inc. (“WisdomTree”), as Index provider, currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to define companies within a sector. The following sectors are included in the Index: communication services, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in the energy equipment and services industry as well as the oil, gas and consumable fuels industry. As of June 30, 2023, companies in the financials sector comprised a significant portion (i.e., in excess of 15% of the Index’s total weighting) of the Index; however, the Index's sector exposure may change from time to time.

To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index.

As of June 30, 2023, the equity securities of companies domiciled in or otherwise tied to Europe (including exposure to the United Kingdom) comprised a significant portion (i.e., in excess of 15% of the Index’s total weighting) of the Index, although the Index’s geographic exposure may change from time to time.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries.

■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the Fund redeemed shares in kind.

■	Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the financials sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The financials sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.

■	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Investments in Europe
Many European countries are members of the European Union (“EU”) as well as the European Economic and Monetary Union (“EMU”) and, as a result, the economies and markets of European countries can be closely connected and largely interdependent. As such, adverse events in one European country may have effects across Europe. Investments in Europe are also subject to risks stemming from the uncertain consequences of the United Kingdom's (“U.K.”) exit of the EU single market and customs union (“Brexit”). Further, Russia's invasion of the Ukraine, and the continued hostilities in the region, have caused increased volatility in European markets and led to broad ranging economic sanctions against Russia. Uncertainties surrounding the duration and potential increased geographic scope of hostilities may create additional volatility in European and global markets. Any of the above could have a negative effect on the Fund's investments in Europe.

Investments in the United Kingdom
Investments in the United Kingdom (“U.K.”) are subject to risks associated with uncertainties surrounding Brexit and changes in the economic health of its primary trade partners across Europe and the United States. The U.K.'s economy is also heavily dependent on the export of financial services and may be impacted by a slowdown in the financial services sector.

■	Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of such countries or regions) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■	Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by its Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund's use of sampling techniques also may affect its ability to achieve close correlation with its Index.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations, or the past 10 calendar years, as applicable. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the Index and the MSCI AC World Index, a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

The Fund’s year-to-date total return as of June 30, 2023 was 2.06%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	14.75%	4Q/2020
Lowest Return	(28.73)%	1Q/2020

Average Annual Total Returns for the periods ending December 31, 2022

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns - WisdomTree Global High Dividend Fund	1 Year	5 Years	10 Years
WisdomTree Global High Dividend Fund	(2.63%)	3.33%	4.92%
WisdomTree Global High Dividend Fund | After Taxes on Distributions	(3.60%)	2.31%	3.86%
WisdomTree Global High Dividend Fund | After Taxes on Distributions and Sales	(1.04%)	2.42%	3.67%
WisdomTree Global High Dividend Index (Reflects no deduction for fees, expenses or taxes)	(2.71%)	3.10%	4.83%
MSCI AC World Index (Reflects no deduction for fees, expenses or taxes)	(18.36%)	5.23%	7.98%

WisdomTree Global High Dividend Fund | Risk Lose Money [Member]
You can lose money on your investment in the Fund.
WisdomTree Global High Dividend Fund | Foreign Securities Risk [Member]
Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries.
WisdomTree Global High Dividend Fund | Investment Risk [Member]
Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
WisdomTree Global High Dividend Fund | Market Risk [Member]
Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
WisdomTree Global High Dividend Fund | Shares of the Fund May Trade at Prices Other Than NAV [Member]
Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.
WisdomTree Global High Dividend Fund | Currency Exchange Rate Risk [Member]
Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.
WisdomTree Global High Dividend Fund | Cybersecurity Risk [Member]
Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.
WisdomTree Global High Dividend Fund | Financials Sector Risk [Member]
Financials Sector Risk. The Fund currently invests a significant portion of its assets in the financials sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The financials sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.
WisdomTree Global High Dividend Fund | Geographic Investment Risk [Member]
Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Investments in Europe
Many European countries are members of the European Union (“EU”) as well as the European Economic and Monetary Union (“EMU”) and, as a result, the economies and markets of European countries can be closely connected and largely interdependent. As such, adverse events in one European country may have effects across Europe. Investments in Europe are also subject to risks stemming from the uncertain consequences of the United Kingdom's (“U.K.”) exit of the EU single market and customs union (“Brexit”). Further, Russia's invasion of the Ukraine, and the continued hostilities in the region, have caused increased volatility in European markets and led to broad ranging economic sanctions against Russia. Uncertainties surrounding the duration and potential increased geographic scope of hostilities may create additional volatility in European and global markets. Any of the above could have a negative effect on the Fund's investments in Europe.

Investments in the United Kingdom
Investments in the United Kingdom (“U.K.”) are subject to risks associated with uncertainties surrounding Brexit and changes in the economic health of its primary trade partners across Europe and the United States. The U.K.'s economy is also heavily dependent on the export of financial services and may be impacted by a slowdown in the financial services sector.

WisdomTree Global High Dividend Fund | Geopolitical Risk [Member]
Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of such countries or regions) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
WisdomTree Global High Dividend Fund | Index and Data Risk [Member]
Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.
WisdomTree Global High Dividend Fund | Investment Style Risk [Member]
Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.
WisdomTree Global High Dividend Fund | Issuer-Specific Risk [Member]
Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.
WisdomTree Global High Dividend Fund | Large-Capitalization Investing Risk [Member]
Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.
WisdomTree Global High Dividend Fund | Non-Correlation Risk [Member]
Non-Correlation Risk. As with all index funds, the performance of the Fund and that of its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by its Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund's use of sampling techniques also may affect its ability to achieve close correlation with its Index.
WisdomTree Global High Dividend Fund | Risk Nondiversified Status [Member]
Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
WisdomTree Global High Dividend Fund | Dividend Paying Securities Risk [Member]
Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.
WisdomTree Global High Dividend Fund | Cash Redemption Risk [Member]
Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the Fund redeemed shares in kind.
WisdomTree Global ex-U.S. Quality Dividend Growth Fund
WisdomTree Global ex-U.S. Quality Dividend Growth Fund
Investment Objective

The WisdomTree Global ex-U.S. Quality Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global ex-U.S. Quality Dividend Growth Index (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	WisdomTree Global ex-U.S. Quality Dividend Growth Fund WisdomTree Global ex-U.S. Quality Dividend Growth Fund USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	WisdomTree Global ex-U.S. Quality Dividend Growth Fund WisdomTree Global ex-U.S. Quality Dividend Growth Fund
Management Fees	0.42%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.42%	[1]
[1]	Excludes expenses associated with the collection of additional European Union tax reclaims resulting from European Court of Justice rulings in several court cases in certain countries across the European Union. If these expenses were included, “Other Expenses” would be 0.01% and “Total Annual Fund Operating Expenses” would be 0.43%.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of their shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
WisdomTree Global ex-U.S. Quality Dividend Growth Fund | WisdomTree Global ex-U.S. Quality Dividend Growth Fund | USD ($)	43	135	235	530

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 67% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.

The Index is a fundamentally weighted index that consists of dividend-paying global ex-U.S. common stocks with growth characteristics. The Index is comprised of the 300 companies in the WisdomTree Global ex-U.S. Dividend Index, which defines the dividend-paying universe of companies in developed countries and emerging markets throughout the world, excluding the United States, with the best combined rank of growth and quality factors, specifically: medium-term earnings growth expectations, return on equity, and return on assets. To be eligible for inclusion in the Index, a company must meet the following criteria as of the annual Index screening date: (i) payment of at least $5 million in gross cash dividends on common shares during the preceding annual cycle; (ii) market capitalization of at least $2 billion; (iii) median daily dollar trading volume of at least $100,000 for the preceding three months; and (iv) an earnings yield greater than the dividend yield.

Securities are weighted in the Index based on dividends over the prior annual cycle. Companies that pay a greater total dollar amount of dividends are more heavily weighted. To derive a company’s initial Index weight, (i) multiply the U.S. dollar value of the company’s annual gross dividend per share by the number of common shares outstanding for that company (the “Cash Dividend Factor”); (ii) calculate the Cash Dividend Factor for each company; (iii) add together all of the companies’ Cash Dividend Factors; and (iv) divide the company’s Cash Dividend Factor by the sum of all Cash Dividend Factors. On the Index’s annual screening date, the maximum weight of any security in the Index is capped at 5%, and the Index caps the weight of components exposed to any one country and any one sector (except for the real estate sector) at 20%. The weight of components exposed to the real estate sector is capped at 15%. The Index also may adjust the weight of individual components on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a component security, such as its trading volume. To the extent the Index reduces an individual component’s weight, the excess weight will be reallocated pro rata among the other components. Similarly, if the Index increases a component’s weight, the weight of the other components will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector, country, or individual component in the Index may fluctuate above or below specified caps and thresholds, respectively, between screening dates in response to market conditions.

WisdomTree, Inc. (“WisdomTree”), as Index provider, currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to define companies within a sector. The following sectors are included in the Index: communication services, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in the energy equipment and services industry as well as the oil, gas and consumable fuels industry. As of June 30, 2023, companies in the information technology, consumer discretionary and consumer staples sectors comprised a significant portion (i.e., in excess of 15% of the Index’s total weighting) of the Index; however, the Index's sector exposure may change from time to time.

To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index.

As of June 30, 2023, the equity securities of companies domiciled in or otherwise tied to Europe, particularly the United Kingdom, comprised a significant portion (i.e., in excess of 15% of the Index’s total weighting) of the Index, although the Index’s geographic exposure may change from time to time.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries.

■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.

■	Growth Investing Risk. Growth stocks, as a group, may be out of favor with the market and underperform value stocks or the overall equity market. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their prices are based heavily on the future expectations of the economy and the stock’s issuing company.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to own or transfer currency, securities or other assets, which may potentially include derivative instruments related thereto. Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell, transfer, receive, deliver or otherwise obtain exposure to, foreign securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.

■	Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the Fund redeemed shares in kind.

■	Consumer Discretionary Sector Risk. The Fund currently invests a significant portion of its assets in the consumer discretionary sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The consumer discretionary sector includes, for example, automobile, textile and retail companies, as well as hotels, restaurants and other leisure facilities. This sector can be significantly affected by, among other things, changes in domestic and international economies, exchange and interest rates, economic growth, worldwide demand, supply chain constraints, social trends, consumers’ disposable income levels, and propensity to spend.

■	Consumer Staples Sector Risk. The Fund currently invests a significant portion of its assets in the consumer staples sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The consumer staples sector includes, for example, food and drug retail and companies whose primary lines of business are food, beverage and other household items, including agricultural products. This sector can be significantly affected by, among other things, changes in price and availability of underlying commodities, rising energy prices and global and economic conditions.

■	Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Investments in Europe
Many European countries are members of the European Union (“EU”) as well as the European Economic and Monetary Union (“EMU”) and, as a result, the economies and markets of European countries can be closely connected and largely interdependent. As such, adverse events in one European country may have effects across Europe. Investments in Europe are also subject to risks stemming from the uncertain consequences of the United Kingdom's (“U.K.”) exit of the EU single market and customs union (“Brexit”). Further, Russia's invasion of the Ukraine, and the continued hostilities in the region, have caused increased volatility in European markets and led to broad ranging economic sanctions against Russia. Uncertainties surrounding the duration and potential increased geographic scope of hostilities may create additional volatility in European and global markets. Any of the above could have a negative effect on the Fund's investments in Europe.

Investments in the United Kingdom
Investments in the United Kingdom (“U.K.”) are subject to risks associated with uncertainties surrounding Brexit and changes in the economic health of its primary trade partners across Europe and the United States. The U.K.’s economy is also heavily dependent on the export of financial services and may be impacted by a slowdown in the financial services sector.

■	Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of such countries or regions) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■	Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Information Technology Sector Risk. The Fund currently invests a significant portion of its assets in the information technology sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The information technology sector includes, for example, companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments, and semiconductors and related equipment and materials. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

■	Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by its Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund's use of sampling techniques also may affect its ability to achieve close correlation with its Index.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations, or the past 10 calendar years, as applicable. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the Index and the MSCI AC World ex-USA Index, a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

The Fund’s year-to-date total return as of June 30, 2023 was 11.89%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	18.44%	2Q/2020
Lowest Return	(19.74)%	2Q/2022

Average Annual Total Returns for the periods ending December 31, 2022

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns - WisdomTree Global ex-U.S. Quality Dividend Growth Fund	1 Year	5 Years	10 Years
WisdomTree Global ex-U.S. Quality Dividend Growth Fund	(22.27%)	4.42%	4.62%
WisdomTree Global ex-U.S. Quality Dividend Growth Fund | After Taxes on Distributions	(23.01%)	3.97%	4.16%
WisdomTree Global ex-U.S. Quality Dividend Growth Fund | After Taxes on Distributions and Sales	(12.44%)	3.58%	3.71%
WisdomTree Global ex-U.S. Quality Dividend Growth Index (Reflects no deduction for fees, expenses or taxes)	(22.25%)	4.99%	5.29%
MSCI AC World ex-USA Index (Reflects no deduction for fees, expenses or taxes)	(16.00%)	0.88%	3.80%

WisdomTree Global ex-U.S. Quality Dividend Growth Fund | Risk Lose Money [Member]
You can lose money on your investment in the Fund.
WisdomTree Global ex-U.S. Quality Dividend Growth Fund | Foreign Securities Risk [Member]
Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries.
WisdomTree Global ex-U.S. Quality Dividend Growth Fund | Investment Risk [Member]
Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
WisdomTree Global ex-U.S. Quality Dividend Growth Fund | Market Risk [Member]
Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
WisdomTree Global ex-U.S. Quality Dividend Growth Fund | Shares of the Fund May Trade at Prices Other Than NAV [Member]
Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.
WisdomTree Global ex-U.S. Quality Dividend Growth Fund | Currency Exchange Rate Risk [Member]
Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.
WisdomTree Global ex-U.S. Quality Dividend Growth Fund | Cybersecurity Risk [Member]
Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.
WisdomTree Global ex-U.S. Quality Dividend Growth Fund | Geographic Investment Risk [Member]
Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Investments in Europe
Many European countries are members of the European Union (“EU”) as well as the European Economic and Monetary Union (“EMU”) and, as a result, the economies and markets of European countries can be closely connected and largely interdependent. As such, adverse events in one European country may have effects across Europe. Investments in Europe are also subject to risks stemming from the uncertain consequences of the United Kingdom's (“U.K.”) exit of the EU single market and customs union (“Brexit”). Further, Russia's invasion of the Ukraine, and the continued hostilities in the region, have caused increased volatility in European markets and led to broad ranging economic sanctions against Russia. Uncertainties surrounding the duration and potential increased geographic scope of hostilities may create additional volatility in European and global markets. Any of the above could have a negative effect on the Fund's investments in Europe.

Investments in the United Kingdom
Investments in the United Kingdom (“U.K.”) are subject to risks associated with uncertainties surrounding Brexit and changes in the economic health of its primary trade partners across Europe and the United States. The U.K.’s economy is also heavily dependent on the export of financial services and may be impacted by a slowdown in the financial services sector.

WisdomTree Global ex-U.S. Quality Dividend Growth Fund | Geopolitical Risk [Member]
Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of such countries or regions) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
WisdomTree Global ex-U.S. Quality Dividend Growth Fund | Index and Data Risk [Member]
Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.
WisdomTree Global ex-U.S. Quality Dividend Growth Fund | Investment Style Risk [Member]
Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.
WisdomTree Global ex-U.S. Quality Dividend Growth Fund | Issuer-Specific Risk [Member]
Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.
WisdomTree Global ex-U.S. Quality Dividend Growth Fund | Large-Capitalization Investing Risk [Member]
Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.
WisdomTree Global ex-U.S. Quality Dividend Growth Fund | Mid-Capitalization Investing Risk [Member]
Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion.
WisdomTree Global ex-U.S. Quality Dividend Growth Fund | Non-Correlation Risk [Member]
Non-Correlation Risk. As with all index funds, the performance of the Fund and that of its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by its Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund's use of sampling techniques also may affect its ability to achieve close correlation with its Index.
WisdomTree Global ex-U.S. Quality Dividend Growth Fund | Risk Nondiversified Status [Member]
Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
WisdomTree Global ex-U.S. Quality Dividend Growth Fund | Dividend Paying Securities Risk [Member]
Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.
WisdomTree Global ex-U.S. Quality Dividend Growth Fund | Growth Investing Risk [Member]
Growth Investing Risk. Growth stocks, as a group, may be out of favor with the market and underperform value stocks or the overall equity market. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their prices are based heavily on the future expectations of the economy and the stock’s issuing company.
WisdomTree Global ex-U.S. Quality Dividend Growth Fund | Consumer Discretionary Sector Risk [Member]
Consumer Discretionary Sector Risk. The Fund currently invests a significant portion of its assets in the consumer discretionary sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The consumer discretionary sector includes, for example, automobile, textile and retail companies, as well as hotels, restaurants and other leisure facilities. This sector can be significantly affected by, among other things, changes in domestic and international economies, exchange and interest rates, economic growth, worldwide demand, supply chain constraints, social trends, consumers’ disposable income levels, and propensity to spend.
WisdomTree Global ex-U.S. Quality Dividend Growth Fund | Consumer Staples Sector Risk [Member]
Consumer Staples Sector Risk. The Fund currently invests a significant portion of its assets in the consumer staples sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The consumer staples sector includes, for example, food and drug retail and companies whose primary lines of business are food, beverage and other household items, including agricultural products. This sector can be significantly affected by, among other things, changes in price and availability of underlying commodities, rising energy prices and global and economic conditions.
WisdomTree Global ex-U.S. Quality Dividend Growth Fund | Cash Redemption Risk [Member]
Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the Fund redeemed shares in kind.
WisdomTree Global ex-U.S. Quality Dividend Growth Fund | Capital Controls and Sanctions Risk [Member]
Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to own or transfer currency, securities or other assets, which may potentially include derivative instruments related thereto. Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell, transfer, receive, deliver or otherwise obtain exposure to, foreign securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.
WisdomTree Global ex-U.S. Quality Dividend Growth Fund | Information Technology Sector Risk [Member]
Information Technology Sector Risk. The Fund currently invests a significant portion of its assets in the information technology sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The information technology sector includes, for example, companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments, and semiconductors and related equipment and materials. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation.
WisdomTree New Economy Real Estate Fund
WisdomTree New Economy Real Estate Fund
Investment Objective
The WisdomTree New Economy Real Estate Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the CenterSquare New Economy Real Estate Index (the “Index”).
Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	WisdomTree New Economy Real Estate Fund WisdomTree New Economy Real Estate Fund USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	WisdomTree New Economy Real Estate Fund WisdomTree New Economy Real Estate Fund
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.58%	[1]
[1]	Excludes expenses associated with the collection of additional European Union tax reclaims resulting from European Court of Justice rulings in several court cases in certain countries across the European Union. If these expenses were included, “Other Expenses” would be 0.01% and “Total Annual Fund Operating Expenses” would be 0.59%.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of their shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
WisdomTree New Economy Real Estate Fund | WisdomTree New Economy Real Estate Fund | USD ($)	59	186	324	726

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 165% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.

The Index is provided by CenterSquare Investment Management LLC (“CenterSquare”). The Index selects constituents from a parent universe of global equity securities, including American Depositary Receipts (“ADRs”), of listed real estate investment trusts (“REITs”) and companies identified as being significantly real estate related. Real estate-related companies are companies that derive at least 75% of their revenue from real estate rental revenue or from supplying goods or services to commercial or residential property owners that relate to the development, management, maintenance, lease, rental, or sale of such real estate. To be eligible for inclusion in the Index, a security must: (i) have a market capitalization of at least $500 million; (ii) have a 90-day average trading volume above $4 million per day; and (iii) list shares on a national stock exchange in the United States, Australia, Canada, Europe (i.e., Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, or the United Kingdom), Hong Kong, Israel, or Singapore, or on the Tokyo Stock Exchange.

The eligible constituents are then further screened based on a proprietary technology score (described below) and a leverage screening to identify REITs and companies identified as being significantly real estate related, which are exposed to the technology and science-related aspects of the “new economy.” The “new economy” is comprised of companies associated with cloud computing, logistics and supply chain management, and life sciences. The Index is comprised of companies that derive at least 50% of their revenues or profits from, or invest at least 50% of their assets in, products or services related to the new economy.

Each constituent is assigned a technology score based on various factors, including (1) the amount of revenue generated from research and development (R&D), telecommunications, or other activities related to the technology and life science industries, either directly from the company’s operations or indirectly through its lease of real estate to tenants engaged in such activities, and (2) the extent to which the constituent and/or its tenants enable or are exposed to the sciences, e-commerce, and/or new economy logistics, including supply chain and warehouse management. The Index selects the highest scoring constituents for inclusion in the Index by performing analysis and assigning a value to pre-defined evaluation criteria for each constituent.

Constituents are then further screened to eliminate highly levered companies with debt to total market capitalization above 70%.

The output of the above screening process creates the Index’s investable universe of securities. In accordance with its rules-based methodology, the Index selects the constituents with the highest technology scores for inclusion in the Index. The initial weights of the remaining constituents are determined by the free float market capitalizations of the securities. These weights are then adjusted using a formula that reweights the constituents based on a combination of the technology score described above and the constituent’s growth and valuation rank (collectively referred to as the “New Economy Score”). As a result, securities with strong growth and/or value characteristics, in accordance with the Index, are overweighted in the Index based on their New Economy Scores. The weight of any single security in the Index is limited to no more than 7.5% at the time of the Index rebalance.

The Index is reconstituted and rebalanced on a semi-annual basis.

The Index concentrates in REITs and companies in the real estate sector.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	Real Estate Sector Risk. The Fund invests primarily in real estate companies, including investments in REITs, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. REITs invest substantially all of their assets in real estate, trade like stocks and may qualify for special tax considerations. Investments in REITs subject the Fund to risks associated with the direct ownership of real estate. The real estate sector also includes real estate management and development companies. This sector can be significantly affected by, among other things, market conditions or events such as declining property values or rising interest rates.

■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to own or transfer currency, securities or other assets, which may potentially include derivative instruments related thereto. Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell, transfer, receive, deliver or otherwise obtain exposure to, foreign securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.

■	Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

■	Geopolitical Risk. The United States has experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of the United States) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■	Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. CenterSquare has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of CenterSquare, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by CenterSquare or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

■	Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by its Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund's use of sampling techniques also may affect its ability to achieve close correlation with its Index.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund. The Fund may become diversified for periods of time solely as a result of tracking the Index (e.g., changes in weightings of one or more component securities).

■	Portfolio Turnover Risk. The Fund’s investment strategy may result in a high portfolio turnover rate. Higher portfolio turnover may result in the Fund paying higher transaction costs and the distribution of additional capital gains, which may generate greater tax liabilities for shareholders who hold the shares in taxable accounts. Increased transaction costs and distributions of capital gains may negatively affect the Fund’s performance.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations, or the past 10 calendar years, as applicable. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the Index and the Dow Jones Global ex-U.S. Select Real Estate Securities Index/MSCI World Real Estate Investment Trusts USD Spliced Index, a relevant broad-based securities index. In addition, performance also is shown for the MSCI AC World ex-USA Index, another comparative index that also represents the asset class in which the Fund invests. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

The Fund’s year-to-date total return as of June 30, 2023 was 3.43%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	15.85%	1Q/2019
Lowest Return	(29.32)%	1Q/2020

Average Annual Total Returns for the periods ending December 31, 2022

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns - WisdomTree New Economy Real Estate Fund		1 Year	5 Years	10 Years
WisdomTree New Economy Real Estate Fund	[1]	(31.07%)	(8.67%)	(0.91%)
WisdomTree New Economy Real Estate Fund | After Taxes on Distributions	[1]	(31.34%)	(9.99%)	(2.55%)
WisdomTree New Economy Real Estate Fund | After Taxes on Distributions and Sales	[1]	(18.22%)	(6.32%)	(0.92%)
WisdomTree Global ex-U.S. Real Estate/CenterSquare New Economy Real Estate Spliced Index (Reflects no deduction for fees, expenses or taxes)	[1],[2]	(31.10%)	(8.54%)	(0.73%)
Dow Jones Global ex-U.S. Select Real Estate Securities Index/MSCI World Real Estate Investment Trust USD Spliced Index (Reflects no deduction for fees, expenses or taxes)	[1],[3]	(30.31%)	(5.28%)	(0.40%)
MSCI AC World ex-USA Index (Reflects no deduction for fees, expenses or taxes)	[1]	(16.00%)	0.88%	3.80%
[1]	Prior to April 20, 2022, the Fund’s performance reflects the strategies of the Fund when it sought to provide returns that correspond to the performance of the WisdomTree Global ex-U.S. Real Estate Index.
[2]	WisdomTree Global ex-U.S. Real Estate Index through April 20, 2022; CenterSquare New Economy Real Estate Index thereafter.
[3]	Dow Jones Global ex-U.S. Select Real Estate Securities Index through April 20, 2022; MSCI World Real Estate Investment Trust USD Spliced Index thereafter.

WisdomTree New Economy Real Estate Fund | Risk Lose Money [Member]
You can lose money on your investment in the Fund.
WisdomTree New Economy Real Estate Fund | Foreign Securities Risk [Member]
Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries.
WisdomTree New Economy Real Estate Fund | Investment Risk [Member]
Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
WisdomTree New Economy Real Estate Fund | Market Risk [Member]
Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
WisdomTree New Economy Real Estate Fund | Shares of the Fund May Trade at Prices Other Than NAV [Member]
Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.
WisdomTree New Economy Real Estate Fund | Currency Exchange Rate Risk [Member]
Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.
WisdomTree New Economy Real Estate Fund | Cybersecurity Risk [Member]
Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.
WisdomTree New Economy Real Estate Fund | Geographic Investment Risk [Member]
Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.
WisdomTree New Economy Real Estate Fund | Geopolitical Risk [Member]
Geopolitical Risk. The United States has experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of the United States) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
WisdomTree New Economy Real Estate Fund | Index and Data Risk [Member]
Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. CenterSquare has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of CenterSquare, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by CenterSquare or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.
WisdomTree New Economy Real Estate Fund | Investment Style Risk [Member]
Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.
WisdomTree New Economy Real Estate Fund | Issuer-Specific Risk [Member]
Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.
WisdomTree New Economy Real Estate Fund | Large-Capitalization Investing Risk [Member]
Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.
WisdomTree New Economy Real Estate Fund | Mid-Capitalization Investing Risk [Member]
Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion.
WisdomTree New Economy Real Estate Fund | Non-Correlation Risk [Member]
Non-Correlation Risk. As with all index funds, the performance of the Fund and that of its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by its Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund's use of sampling techniques also may affect its ability to achieve close correlation with its Index.
WisdomTree New Economy Real Estate Fund | Risk Nondiversified Status [Member]
Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund. The Fund may become diversified for periods of time solely as a result of tracking the Index (e.g., changes in weightings of one or more component securities).
WisdomTree New Economy Real Estate Fund | Portfolio Turnover Risk [Member]
Portfolio Turnover Risk. The Fund’s investment strategy may result in a high portfolio turnover rate. Higher portfolio turnover may result in the Fund paying higher transaction costs and the distribution of additional capital gains, which may generate greater tax liabilities for shareholders who hold the shares in taxable accounts. Increased transaction costs and distributions of capital gains may negatively affect the Fund’s performance.
WisdomTree New Economy Real Estate Fund | Capital Controls and Sanctions Risk [Member]
Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to own or transfer currency, securities or other assets, which may potentially include derivative instruments related thereto. Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell, transfer, receive, deliver or otherwise obtain exposure to, foreign securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.
WisdomTree New Economy Real Estate Fund | Real Estate Sector Risk [Member]
Real Estate Sector Risk. The Fund invests primarily in real estate companies, including investments in REITs, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. REITs invest substantially all of their assets in real estate, trade like stocks and may qualify for special tax considerations. Investments in REITs subject the Fund to risks associated with the direct ownership of real estate. The real estate sector also includes real estate management and development companies. This sector can be significantly affected by, among other things, market conditions or events such as declining property values or rising interest rates.
WisdomTree Emerging Markets High Dividend Fund
WisdomTree Emerging Markets High Dividend Fund
Investment Objective

The WisdomTree Emerging Markets High Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets High Dividend Index (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	WisdomTree Emerging Markets High Dividend Fund WisdomTree Emerging Markets High Dividend Fund USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	WisdomTree Emerging Markets High Dividend Fund WisdomTree Emerging Markets High Dividend Fund
Management Fees	0.63%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.63%	[1]
[1]	Excludes expenses associated with the collection of additional European Union tax reclaims resulting from European Court of Justice rulings in several court cases in certain countries across the European Union. If these expenses were included, “Other Expenses” and “Total Annual Fund Operating Expenses” would be unchanged.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of their shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
WisdomTree Emerging Markets High Dividend Fund | WisdomTree Emerging Markets High Dividend Fund | USD ($)	64	202	351	786

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.

The Index is a fundamentally weighted index that is comprised of the highest dividend-yielding common stocks selected from the WisdomTree Emerging Markets Dividend Index, which defines the dividend-paying universe of companies in emerging markets throughout the world. To be eligible for inclusion in the WisdomTree Emerging Markets Dividend Index, a company must meet the following criteria as of the annual Index screening date: (i) payment of at least $5 million in cash dividends on common shares during the preceding annual cycle; (ii) market capitalization of at least $200 million; (iii) median daily dollar trading volume of at least $200,000 for each of the preceding six months; (iv) incorporation within one of 18 emerging market nations (Brazil, Chile, China, Czech Republic, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Philippines, Poland, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, and Turkey); and (v) trading of at least 250,000 shares per month for each of the preceding six months. Securities eligible for inclusion in the WisdomTree Emerging Markets Dividend Index are ranked by dividend yield. Securities ranking in the highest 30% by dividend yield are selected for inclusion within the Index. If a company currently in the Index is no longer ranked in the top 30% by dividend yield at the time of the annual Index screening date but remains ranked in the top 35% by dividend yield, the company will remain in the Index.

Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay a greater total dollar amount of dividends are more heavily weighted. To derive a company’s initial Index weight, (i) multiply the U.S. dollar value of the company’s annual gross dividend per share by the number of common shares outstanding for that company (the “Cash Dividend Factor”); (ii) calculate the Cash Dividend Factor for each company; (iii) add together all of the companies’ Cash Dividend Factors; and (iv) divide the company’s Cash Dividend Factor by the sum of all Cash Dividend Factors. At the time of the Index’s annual screening date, the maximum weight of any security in the Index is capped at 5%. On the Index’s annual screening date, the Index caps the weight of components exposed to any one country and any one sector (except for the real estate sector) at 25%. The weight of components exposed to the real estate sector is capped at 15%. The Index also may adjust the weight of individual components on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a component security, such as its trading volume. To the extent the Index reduces an individual component’s weight, the excess weight will be reallocated pro rata among the other components. Similarly, if the Index increases a component’s weight, the weight of the other components will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector, country, or individual component in the Index may fluctuate above or below specified caps and thresholds, respectively, between screening dates in response to market conditions.

WisdomTree, Inc. (“WisdomTree”), as Index provider, currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to define companies within a sector. The following sectors are included in the Index: communication services, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in the energy equipment and services industry as well as the oil, gas and consumable fuels industry. As of June 30, 2023, companies in the financials, information technology, materials and energy sectors comprised a significant portion (i.e., in excess of 15% of the Index’s total weighting) of the Index; however, the Index's sector exposure may change from time to time.

To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index.

As of June 30, 2023, the equity securities of companies domiciled in or otherwise tied to Taiwan and China comprised a significant portion (i.e., in excess of 15% of the Index’s total weighting) of the Index, although the Index’s geographic exposure may change from time to time.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to own or transfer currency, securities or other assets, which may potentially include derivative instruments related thereto. Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell, transfer, receive, deliver or otherwise obtain exposure to, foreign securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.

■	Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the Fund redeemed shares in kind.

■	Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Energy Sector Risk. The Fund currently invests a significant portion of its assets in the energy sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The energy sector includes, for example, companies engaged in exploration, production, refining, marketing, storage, and transportation of oil, gas, coal, and consumable fuels as well as related equipment and services. This sector can be significantly affected by, among other things, worldwide economic growth, worldwide demand, political instability in the Middle East, eastern Europe or other oil or gas producing regions, and volatile oil prices.

■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the financials sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The financials sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.

■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries.

■	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Investments in Taiwan
The economy of Taiwan is heavily dependent on exports. Currency fluctuations, increasing competition from Asia’s other emerging economies, and conditions that weaken demand for Taiwan’s export products worldwide could have a negative impact on the Taiwanese economy as a whole. Concerns over Taiwan’s history of political contention and its current relationship with China may also have a significant impact on the economy of Taiwan.

Investments in China
China may be subject to considerable degrees of economic, political and social instability. The Chinese market remains a developing market and may be subject to significantly higher volatility in comparison to those of more developed markets. While the Chinese government has implemented economic and market reforms, the government continues to exert substantial influence over Chinese markets and the economy as a whole. Internal social unrest or confrontations with neighboring countries, including military conflicts in response to such events, may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity and strained international relations, including purchasing restrictions, sanctions, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers of securities in which the Fund invests. The Chinese economy may also experience slower growth if global or domestic demand for Chinese goods decreases significantly and/or key trading partners apply trade tariffs or implement other protectionist measures.

■	Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of such countries or regions) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■	Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Information Technology Sector Risk. The Fund currently invests a significant portion of its assets in the information technology sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The information technology sector includes, for example, companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments, and semiconductors and related equipment and materials. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

■	Materials Sector Risk. The Fund currently invests a significant portion of its assets in the basic materials sector. This sector includes, for example, metals and mining, chemicals, construction materials, glass, paper and related packaging products and forest product companies. This sector can be significantly affected by, among other things, commodity price volatility, demand for basic materials, world economic growth, depletion of natural resources, technological progress, and government regulations.

■	Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by its Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund's use of sampling techniques also may affect its ability to achieve close correlation with its Index.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

■	Small-Capitalization Investing Risk. The Fund may invest in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to adverse economic developments as well as changes in interest rates, government regulation, borrowing costs and earnings.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations, or the past 10 calendar years, as applicable. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the Index and the MSCI Emerging Markets Index, a relevant broad-based securities index. In addition, performance also is shown for the MSCI Emerging Markets Value Index, another comparative index that also represents the asset class in which the Fund invests. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

The Fund’s year-to-date total return as of June 30, 2023 was 8.79%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	17.79%	4Q/2020
Lowest Return	(28.89)%	1Q/2020

Average Annual Total Returns for the periods ending December 31, 2022

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns - WisdomTree Emerging Markets High Dividend Fund	1 Year	5 Years	10 Years
WisdomTree Emerging Markets High Dividend Fund	(10.32%)	0.90%	0.41%
WisdomTree Emerging Markets High Dividend Fund | After Taxes on Distributions	(12.39%)	(0.34%)	(0.67%)
WisdomTree Emerging Markets High Dividend Fund | After Taxes on Distributions and Sales	(5.21%)	0.76%	0.31%
WisdomTree Emerging Markets High Dividend Index (Reflects no deduction for fees, expenses or taxes)	(9.36%)	1.82%	1.38%
MSCI Emerging Markets Index (Reflects no deduction for fees, expenses or taxes)	(20.09%)	(1.40%)	1.44%
MSCI Emerging Markets Value Index (Reflects no deduction for fees, expenses or taxes)	(15.83%)	(1.59%)	0.06%

WisdomTree Emerging Markets High Dividend Fund | Risk Lose Money [Member]
You can lose money on your investment in the Fund.
WisdomTree Emerging Markets High Dividend Fund | Foreign Securities Risk [Member]
Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries.
WisdomTree Emerging Markets High Dividend Fund | Investment Risk [Member]
Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
WisdomTree Emerging Markets High Dividend Fund | Market Risk [Member]
Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
WisdomTree Emerging Markets High Dividend Fund | Shares of the Fund May Trade at Prices Other Than NAV [Member]
Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.
WisdomTree Emerging Markets High Dividend Fund | Currency Exchange Rate Risk [Member]
Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.
WisdomTree Emerging Markets High Dividend Fund | Cybersecurity Risk [Member]
Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.
WisdomTree Emerging Markets High Dividend Fund | Financials Sector Risk [Member]
Financials Sector Risk. The Fund currently invests a significant portion of its assets in the financials sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The financials sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.
WisdomTree Emerging Markets High Dividend Fund | Geographic Investment Risk [Member]
Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Investments in Taiwan
The economy of Taiwan is heavily dependent on exports. Currency fluctuations, increasing competition from Asia’s other emerging economies, and conditions that weaken demand for Taiwan’s export products worldwide could have a negative impact on the Taiwanese economy as a whole. Concerns over Taiwan’s history of political contention and its current relationship with China may also have a significant impact on the economy of Taiwan.

Investments in China
China may be subject to considerable degrees of economic, political and social instability. The Chinese market remains a developing market and may be subject to significantly higher volatility in comparison to those of more developed markets. While the Chinese government has implemented economic and market reforms, the government continues to exert substantial influence over Chinese markets and the economy as a whole. Internal social unrest or confrontations with neighboring countries, including military conflicts in response to such events, may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity and strained international relations, including purchasing restrictions, sanctions, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers of securities in which the Fund invests. The Chinese economy may also experience slower growth if global or domestic demand for Chinese goods decreases significantly and/or key trading partners apply trade tariffs or implement other protectionist measures.

WisdomTree Emerging Markets High Dividend Fund | Geopolitical Risk [Member]
Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of such countries or regions) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
WisdomTree Emerging Markets High Dividend Fund | Index and Data Risk [Member]
Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.
WisdomTree Emerging Markets High Dividend Fund | Investment Style Risk [Member]
Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.
WisdomTree Emerging Markets High Dividend Fund | Issuer-Specific Risk [Member]
Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.
WisdomTree Emerging Markets High Dividend Fund | Large-Capitalization Investing Risk [Member]
Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.
WisdomTree Emerging Markets High Dividend Fund | Mid-Capitalization Investing Risk [Member]
Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion.
WisdomTree Emerging Markets High Dividend Fund | Non-Correlation Risk [Member]
Non-Correlation Risk. As with all index funds, the performance of the Fund and that of its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by its Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund's use of sampling techniques also may affect its ability to achieve close correlation with its Index.
WisdomTree Emerging Markets High Dividend Fund | Risk Nondiversified Status [Member]
Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
WisdomTree Emerging Markets High Dividend Fund | Dividend Paying Securities Risk [Member]
Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.
WisdomTree Emerging Markets High Dividend Fund | Materials Sector Risk [Member]
Materials Sector Risk. The Fund currently invests a significant portion of its assets in the basic materials sector. This sector includes, for example, metals and mining, chemicals, construction materials, glass, paper and related packaging products and forest product companies. This sector can be significantly affected by, among other things, commodity price volatility, demand for basic materials, world economic growth, depletion of natural resources, technological progress, and government regulations.
WisdomTree Emerging Markets High Dividend Fund | Small-Capitalization Investing Risk [Member]
Small-Capitalization Investing Risk. The Fund may invest in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to adverse economic developments as well as changes in interest rates, government regulation, borrowing costs and earnings.
WisdomTree Emerging Markets High Dividend Fund | Cash Redemption Risk [Member]
Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the Fund redeemed shares in kind.
WisdomTree Emerging Markets High Dividend Fund | Capital Controls and Sanctions Risk [Member]
Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to own or transfer currency, securities or other assets, which may potentially include derivative instruments related thereto. Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell, transfer, receive, deliver or otherwise obtain exposure to, foreign securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.
WisdomTree Emerging Markets High Dividend Fund | Information Technology Sector Risk [Member]
Information Technology Sector Risk. The Fund currently invests a significant portion of its assets in the information technology sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The information technology sector includes, for example, companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments, and semiconductors and related equipment and materials. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation.
WisdomTree Emerging Markets High Dividend Fund | Emerging Markets Risk [Member]
Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.
WisdomTree Emerging Markets High Dividend Fund | Energy Sector Risk [Member]
Energy Sector Risk. The Fund currently invests a significant portion of its assets in the energy sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The energy sector includes, for example, companies engaged in exploration, production, refining, marketing, storage, and transportation of oil, gas, coal, and consumable fuels as well as related equipment and services. This sector can be significantly affected by, among other things, worldwide economic growth, worldwide demand, political instability in the Middle East, eastern Europe or other oil or gas producing regions, and volatile oil prices.
WisdomTree Emerging Markets SmallCap Dividend Fund
WisdomTree Emerging Markets SmallCap Dividend Fund
Investment Objective

The WisdomTree Emerging Markets SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets SmallCap Dividend Index (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	WisdomTree Emerging Markets SmallCap Dividend Fund WisdomTree Emerging Markets SmallCap Dividend Fund USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	WisdomTree Emerging Markets SmallCap Dividend Fund WisdomTree Emerging Markets SmallCap Dividend Fund
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.58%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of their shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
WisdomTree Emerging Markets SmallCap Dividend Fund | WisdomTree Emerging Markets SmallCap Dividend Fund | USD ($)	59	186	324	726

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 53% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.

The Index is a fundamentally weighted index that is comprised of small cap common stocks selected from the WisdomTree Emerging Markets Dividend Index, which defines the dividend-paying universe of companies in emerging markets throughout the world. Companies included in the Index fall within the bottom 10% of total market capitalization of the WisdomTree Emerging Markets Dividend Index as of the annual Index screening date. If a company currently in the Index is no longer ranked in the bottom 10% of total market capitalization of the WisdomTree Emerging Markets Dividend Index at the time of the annual Index screening date but remains ranked within the bottom 13% of total market capitalization of the WisdomTree Emerging Markets Dividend Index, the company will remain in the Index. As of June 30, 2023, the Index had a market capitalization range from $144 million to $16.1 billion, with an average market capitalization of $1.5 billion. To be eligible for inclusion in the WisdomTree Emerging Markets Dividend Index, a company must meet the following criteria as of the annual Index screening date: (i) payment of at least $5 million in cash dividends on common shares during the preceding in the annual cycle; (ii) market capitalization of at least $200 million; (iii) median daily dollar trading volume of at least $200,000 for each of the preceding six months; (iv) incorporation within one of 18 emerging market nations (Brazil, Chile, China, Czech Republic, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Philippines, Poland, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, and Turkey); and (v) trading of at least 250,000 shares per month for each of the preceding six months.

Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay a greater total dollar amount of dividends are more heavily weighted. To derive a company’s initial Index weight, (i) multiply the U.S. dollar value of the company’s annual gross dividend per share by the number of common shares outstanding for that company (the “Cash Dividend Factor”); (ii) calculate the Cash Dividend Factor for each company; (iii) add together all of the companies’ Cash Dividend Factors; and (iv) divide the company’s Cash Dividend Factor by the sum of all Cash Dividend Factors. On the Index’s annual screening date, the Index caps the weight of components exposed to any one country and any one sector (except for the real estate sector) at 25%. The weight of components exposed to the real estate sector is capped at 15%. The Index also may adjust the weight of individual components on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a component security, such as its trading volume. To the extent the Index reduces an individual component’s weight, the excess weight will be reallocated pro rata among the other components. Similarly, if the Index increases a component’s weight, the weight of the other components will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector, country, or individual component in the Index may fluctuate above or below specified caps and thresholds, respectively, between screening dates in response to market conditions.

WisdomTree, Inc. (“WisdomTree”), as Index provider, currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to define companies within a sector. The following sectors are included in the Index: communication services, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in the energy equipment and services industry as well as the oil, gas and consumable fuels industry. As of June 30, 2023, companies in the information technology and financials sectors comprised a significant portion (i.e., in excess of 15% of the Index’s total weighting) of the Index; however, the Index's sector exposure may change from time to time.

To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index.

As of June 30, 2023, the equity securities of companies domiciled in or otherwise tied to Taiwan and China comprised a significant portion (i.e., in excess of 15% of the Index’s total weighting) of the Index, although the Index’s geographic exposure may change from time to time.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

■	Small-Capitalization Investing Risk. The Fund invests primarily in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to adverse economic developments as well as changes in interest rates, government regulation, borrowing costs and earnings.

■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to own or transfer currency, securities or other assets, which may potentially include derivative instruments related thereto. Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell, transfer, receive, deliver or otherwise obtain exposure to, foreign securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.

■	Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the Fund redeemed shares in kind.

■	Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the financials sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The financials sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.

■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries.

■	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Investments in Taiwan
The economy of Taiwan is heavily dependent on exports. Currency fluctuations, increasing competition from Asia’s other emerging economies, and conditions that weaken demand for Taiwan’s export products worldwide could have a negative impact on the Taiwanese economy as a whole. Concerns over Taiwan’s history of political contention and its current relationship with China may also have a significant impact on the economy of Taiwan.

Investments in China
China may be subject to considerable degrees of economic, political and social instability. The Chinese market remains a developing market and may be subject to significantly higher volatility in comparison to those of more developed markets. While the Chinese government has implemented economic and market reforms, the government continues to exert substantial influence over Chinese markets and the economy as a whole. Internal social unrest or confrontations with neighboring countries, including military conflicts in response to such events, may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity and strained international relations, including purchasing restrictions, sanctions, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers of securities in which the Fund invests. The Chinese economy may also experience slower growth if global or domestic demand for Chinese goods decreases significantly and/or key trading partners apply trade tariffs or implement other protectionist measures.

■	Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of such countries or regions) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■	Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Information Technology Sector Risk. The Fund currently invests a significant portion of its assets in the information technology sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The information technology sector includes, for example, companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments, and semiconductors and related equipment and materials. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by its Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund's use of sampling techniques also may affect its ability to achieve close correlation with its Index.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations, or the past 10 calendar years, as applicable. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the Index and the MSCI Emerging Markets Small Cap Index, a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

The Fund’s year-to-date total return as of June 30, 2023 was 7.58%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	20.84%	2Q/2020
Lowest Return	(30.56)%	1Q/2020

Average Annual Total Returns for the periods ending December 31, 2022

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns - WisdomTree Emerging Markets SmallCap Dividend Fund	1 Year	5 Years	10 Years
WisdomTree Emerging Markets SmallCap Dividend Fund	(12.15%)	0.97%	2.75%
WisdomTree Emerging Markets SmallCap Dividend Fund | After Taxes on Distributions	(13.35%)	(0.09%)	1.80%
WisdomTree Emerging Markets SmallCap Dividend Fund | After Taxes on Distributions and Sales	(6.54%)	0.66%	2.01%
WisdomTree Emerging Markets SmallCap Dividend Index (Reflects no deduction for fees, expenses or taxes)	(11.43%)	2.08%	3.84%
MSCI Emerging Markets Small Cap Index (Reflects no deduction for fees, expenses or taxes)	(18.02%)	1.06%	3.21%

WisdomTree Emerging Markets SmallCap Dividend Fund | Risk Lose Money [Member]
You can lose money on your investment in the Fund.
WisdomTree Emerging Markets SmallCap Dividend Fund | Foreign Securities Risk [Member]
Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries.
WisdomTree Emerging Markets SmallCap Dividend Fund | Investment Risk [Member]
Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
WisdomTree Emerging Markets SmallCap Dividend Fund | Market Risk [Member]
Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
WisdomTree Emerging Markets SmallCap Dividend Fund | Shares of the Fund May Trade at Prices Other Than NAV [Member]
Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.
WisdomTree Emerging Markets SmallCap Dividend Fund | Currency Exchange Rate Risk [Member]
Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.
WisdomTree Emerging Markets SmallCap Dividend Fund | Cybersecurity Risk [Member]
Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.
WisdomTree Emerging Markets SmallCap Dividend Fund | Financials Sector Risk [Member]
Financials Sector Risk. The Fund currently invests a significant portion of its assets in the financials sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The financials sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.
WisdomTree Emerging Markets SmallCap Dividend Fund | Geographic Investment Risk [Member]
Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Investments in Taiwan
The economy of Taiwan is heavily dependent on exports. Currency fluctuations, increasing competition from Asia’s other emerging economies, and conditions that weaken demand for Taiwan’s export products worldwide could have a negative impact on the Taiwanese economy as a whole. Concerns over Taiwan’s history of political contention and its current relationship with China may also have a significant impact on the economy of Taiwan.

Investments in China
China may be subject to considerable degrees of economic, political and social instability. The Chinese market remains a developing market and may be subject to significantly higher volatility in comparison to those of more developed markets. While the Chinese government has implemented economic and market reforms, the government continues to exert substantial influence over Chinese markets and the economy as a whole. Internal social unrest or confrontations with neighboring countries, including military conflicts in response to such events, may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity and strained international relations, including purchasing restrictions, sanctions, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers of securities in which the Fund invests. The Chinese economy may also experience slower growth if global or domestic demand for Chinese goods decreases significantly and/or key trading partners apply trade tariffs or implement other protectionist measures.

WisdomTree Emerging Markets SmallCap Dividend Fund | Geopolitical Risk [Member]
Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of such countries or regions) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
WisdomTree Emerging Markets SmallCap Dividend Fund | Index and Data Risk [Member]
Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.
WisdomTree Emerging Markets SmallCap Dividend Fund | Investment Style Risk [Member]
Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.
WisdomTree Emerging Markets SmallCap Dividend Fund | Issuer-Specific Risk [Member]
Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.
WisdomTree Emerging Markets SmallCap Dividend Fund | Non-Correlation Risk [Member]
Non-Correlation Risk. As with all index funds, the performance of the Fund and that of its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by its Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund's use of sampling techniques also may affect its ability to achieve close correlation with its Index.
WisdomTree Emerging Markets SmallCap Dividend Fund | Risk Nondiversified Status [Member]
Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
WisdomTree Emerging Markets SmallCap Dividend Fund | Dividend Paying Securities Risk [Member]
Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.
WisdomTree Emerging Markets SmallCap Dividend Fund | Small-Capitalization Investing Risk [Member]
Small-Capitalization Investing Risk. The Fund invests primarily in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to adverse economic developments as well as changes in interest rates, government regulation, borrowing costs and earnings.
WisdomTree Emerging Markets SmallCap Dividend Fund | Cash Redemption Risk [Member]
Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the Fund redeemed shares in kind.
WisdomTree Emerging Markets SmallCap Dividend Fund | Capital Controls and Sanctions Risk [Member]
Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to own or transfer currency, securities or other assets, which may potentially include derivative instruments related thereto. Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell, transfer, receive, deliver or otherwise obtain exposure to, foreign securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.
WisdomTree Emerging Markets SmallCap Dividend Fund | Information Technology Sector Risk [Member]
Information Technology Sector Risk. The Fund currently invests a significant portion of its assets in the information technology sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The information technology sector includes, for example, companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments, and semiconductors and related equipment and materials. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation.
WisdomTree Emerging Markets SmallCap Dividend Fund | Emerging Markets Risk [Member]
Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.
WisdomTree Emerging Markets Quality Dividend Growth Fund
WisdomTree Emerging Markets Quality Dividend Growth Fund
Investment Objective
The WisdomTree Emerging Markets Quality Dividend Growth Fund (the “Fund”) seeks income and capital appreciation.
Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	WisdomTree Emerging Markets Quality Dividend Growth Fund WisdomTree Emerging Markets Quality Dividend Growth Fund USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	WisdomTree Emerging Markets Quality Dividend Growth Fund WisdomTree Emerging Markets Quality Dividend Growth Fund
Management Fees	0.32%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.32%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of their shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
WisdomTree Emerging Markets Quality Dividend Growth Fund | WisdomTree Emerging Markets Quality Dividend Growth Fund | USD ($)	33	103	180	406

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund, an exchange-traded fund (“ETF”), is actively managed using a model-based approach.

The Fund seeks to achieve its investment objective by investing primarily in emerging market dividend-paying common stocks with growth characteristics. The Fund’s investment adviser, WisdomTree Asset Management, Inc., using a disciplined model-based process focused on a long-term approach to investing, seeks to identify dividend-paying companies with strong corporate profitability and sustainable growth characteristics. WisdomTree Asset Management believes screening equity securities by measures of corporate profitability, dividend sustainability, and long-term growth potential can improve the returns to traditional investment strategies focused on emerging market securities, while also continuing to provide a source for potential income. At a minimum, the Fund’s portfolio will be reconstituted and rebalanced annually, although a more active approach may be taken depending on such factors as market conditions and investment opportunities, and the number of holdings in the Fund may vary. The Fund’s portfolio may be actively traded in an attempt to achieve its investment objective, which may include frequent trading and may cause the Fund to have an increased portfolio turnover rate.

The Fund may invest in large-, mid-, and small-capitalization companies in any sector. As of June 30, 2023, companies in the information technology sector comprised a significant portion (i.e., in excess of 15%) of the Fund’s assets; however, the Fund’s sector exposure may change from time to time. Currently, the Fund invests to a significant extent (i.e., in excess of 15% of the Fund’s total assets) in the equity securities of companies domiciled in or otherwise tied to, and thus, has significant investment exposure to, India and Taiwan, although the Fund’s geographic exposure may change from time to time.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

■	Growth Investing Risk. Growth stocks, as a group, may be out of favor with the market and underperform value stocks or the overall equity market. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their prices are based heavily on the future expectations of the economy and the stock’s issuing company.

■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Active Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

■	Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to own or transfer currency, securities or other assets, which may potentially include derivative instruments related thereto. Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell, transfer, receive, deliver or otherwise obtain exposure to, foreign securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.

■	Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the Fund redeemed shares in kind.

■	Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries.

■	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Investments in India
Political and economic conditions and changes in regulatory, tax, or economic policy in India could significantly affect the market in India and in surrounding or related countries and could have a negative impact on the Fund. While the Indian government has implemented reforms designed to liberalize many aspects of India's economy, there is not assurance that these policies will be successful or continue. Indian is also subject to religious and social unrest as well as border disputes with neighboring countries such as Pakistan and China.

Investments in Taiwan
The economy of Taiwan is heavily dependent on exports. Currency fluctuations, increasing competition from Asia’s other emerging economies, and conditions that weaken demand for Taiwan’s export products worldwide could have a negative impact on the Taiwanese economy as a whole. Concerns over Taiwan’s history of political contention and its current relationship with China also may have a significant impact on the economy of Taiwan.

■	Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of such countries or regions) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■	Information Technology Sector Risk. The Fund currently invests a significant portion of its assets in the information technology sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The information technology sector includes, for example, companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments, and semiconductors and related equipment and materials. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

■	Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion.

■	Models and Data Risk. While the Fund is actively managed, the Fund’s investment process is expected to be heavily dependent on quantitative models and the models may not perform as intended. Errors in data used in the models may occur from time to time and may not be identified and/or corrected, which may have an adverse impact on the Fund and its shareholders.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

■	Small-Capitalization Investing Risk. The Fund may invest in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to adverse economic developments as well as changes in interest rates, government regulation, borrowing costs and earnings.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations, or the past 10 calendar years, as applicable. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the MSCI Emerging Markets Index, a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

The Fund’s objective changed effective October 19, 2018. Prior to October 19, 2018, Fund performance reflects the investment objective of the Fund when it tracked the performance, before fees and expenses, of the WisdomTree Emerging Markets Quality Dividend Growth Index.

The Fund’s year-to-date total return as of June 30, 2023 was 6.76%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	18.39%	2Q/2020
Lowest Return	(25.57)%	1Q/2020

Average Annual Total Returns for the periods ending December 31, 2022

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns - WisdomTree Emerging Markets Quality Dividend Growth Fund		1 Year	5 Years	Since Inception	Inception Date
WisdomTree Emerging Markets Quality Dividend Growth Fund	[1]	(21.16%)	(1.85%)	0.92%	Aug. 01, 2013
WisdomTree Emerging Markets Quality Dividend Growth Fund | After Taxes on Distributions	[1]	(21.99%)	(2.42%)	0.37%	Aug. 01, 2013
WisdomTree Emerging Markets Quality Dividend Growth Fund | After Taxes on Distributions and Sales	[1]	(12.00%)	(1.27%)	0.79%	Aug. 01, 2013
MSCI Emerging Markets Index (Reflects no deduction for fees, expenses or taxes)	[1]	(20.09%)	(1.40%)	2.42%	Aug. 01, 2013
[1]	The Fund’s objective changed effective October 19, 2018. Prior to that date, the Fund sought to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets Quality Dividend Growth Index.

WisdomTree Emerging Markets Quality Dividend Growth Fund | Risk Lose Money [Member]
You can lose money on your investment in the Fund.
WisdomTree Emerging Markets Quality Dividend Growth Fund | Foreign Securities Risk [Member]
Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries.
WisdomTree Emerging Markets Quality Dividend Growth Fund | Investment Risk [Member]
Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
WisdomTree Emerging Markets Quality Dividend Growth Fund | Market Risk [Member]
Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
WisdomTree Emerging Markets Quality Dividend Growth Fund | Shares of the Fund May Trade at Prices Other Than NAV [Member]
Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.
WisdomTree Emerging Markets Quality Dividend Growth Fund | Currency Exchange Rate Risk [Member]
Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.
WisdomTree Emerging Markets Quality Dividend Growth Fund | Cybersecurity Risk [Member]
Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.
WisdomTree Emerging Markets Quality Dividend Growth Fund | Geographic Investment Risk [Member]
Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Investments in India
Political and economic conditions and changes in regulatory, tax, or economic policy in India could significantly affect the market in India and in surrounding or related countries and could have a negative impact on the Fund. While the Indian government has implemented reforms designed to liberalize many aspects of India's economy, there is not assurance that these policies will be successful or continue. Indian is also subject to religious and social unrest as well as border disputes with neighboring countries such as Pakistan and China.

Investments in Taiwan
The economy of Taiwan is heavily dependent on exports. Currency fluctuations, increasing competition from Asia’s other emerging economies, and conditions that weaken demand for Taiwan’s export products worldwide could have a negative impact on the Taiwanese economy as a whole. Concerns over Taiwan’s history of political contention and its current relationship with China also may have a significant impact on the economy of Taiwan.

WisdomTree Emerging Markets Quality Dividend Growth Fund | Geopolitical Risk [Member]
Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of such countries or regions) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
WisdomTree Emerging Markets Quality Dividend Growth Fund | Issuer-Specific Risk [Member]
Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.
WisdomTree Emerging Markets Quality Dividend Growth Fund | Large-Capitalization Investing Risk [Member]
Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.
WisdomTree Emerging Markets Quality Dividend Growth Fund | Mid-Capitalization Investing Risk [Member]
Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion.
WisdomTree Emerging Markets Quality Dividend Growth Fund | Risk Nondiversified Status [Member]
Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
WisdomTree Emerging Markets Quality Dividend Growth Fund | Dividend Paying Securities Risk [Member]
Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.
WisdomTree Emerging Markets Quality Dividend Growth Fund | Small-Capitalization Investing Risk [Member]
Small-Capitalization Investing Risk. The Fund may invest in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to adverse economic developments as well as changes in interest rates, government regulation, borrowing costs and earnings.
WisdomTree Emerging Markets Quality Dividend Growth Fund | Active Management Risk [Member]
Active Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.
WisdomTree Emerging Markets Quality Dividend Growth Fund | Growth Investing Risk [Member]
Growth Investing Risk. Growth stocks, as a group, may be out of favor with the market and underperform value stocks or the overall equity market. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their prices are based heavily on the future expectations of the economy and the stock’s issuing company.
WisdomTree Emerging Markets Quality Dividend Growth Fund | Models And Data Risk [Member]
Models and Data Risk. While the Fund is actively managed, the Fund’s investment process is expected to be heavily dependent on quantitative models and the models may not perform as intended. Errors in data used in the models may occur from time to time and may not be identified and/or corrected, which may have an adverse impact on the Fund and its shareholders.
WisdomTree Emerging Markets Quality Dividend Growth Fund | Cash Redemption Risk [Member]
Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the Fund redeemed shares in kind.
WisdomTree Emerging Markets Quality Dividend Growth Fund | Capital Controls and Sanctions Risk [Member]
Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to own or transfer currency, securities or other assets, which may potentially include derivative instruments related thereto. Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell, transfer, receive, deliver or otherwise obtain exposure to, foreign securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.
WisdomTree Emerging Markets Quality Dividend Growth Fund | Information Technology Sector Risk [Member]
Information Technology Sector Risk. The Fund currently invests a significant portion of its assets in the information technology sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The information technology sector includes, for example, companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments, and semiconductors and related equipment and materials. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation.
WisdomTree Emerging Markets Quality Dividend Growth Fund | Emerging Markets Risk [Member]
Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.
WisdomTree Emerging Markets Multifactor Fund
WisdomTree Emerging Markets Multifactor Fund
Investment Objective
The WisdomTree Emerging Markets Multifactor Fund (the “Fund”) seeks capital appreciation.
Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	WisdomTree Emerging Markets Multifactor Fund WisdomTree Emerging Markets Multifactor Fund USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	WisdomTree Emerging Markets Multifactor Fund WisdomTree Emerging Markets Multifactor Fund
Management Fees	0.48%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.48%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of their shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
WisdomTree Emerging Markets Multifactor Fund | WisdomTree Emerging Markets Multifactor Fund | USD ($)	49	154	269	604

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 123% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund, an exchange-traded fund (“ETF”), is actively managed using a model-based approach.

The Fund seeks to achieve its investment objective by investing primarily in equity securities of emerging markets that exhibit certain characteristics that the investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree”), believes to be indicative of positive future returns based on a model developed by WisdomTree. WisdomTree seeks to identify equity securities of emerging markets countries that have the highest potential for returns based on proprietary measures of fundamental factors, such as value and quality, and technical factors, such as momentum and correlation. WisdomTree employs a quantitative model to identify which securities the Fund might purchase and sell and opportune times for purchases and sales. At a minimum, the Fund’s portfolio will be rebalanced quarterly according to WisdomTree’s quantitative model, although a more active approach may be taken depending on such factors as market conditions and investment opportunities, and the number of holdings in the Fund may vary.

WisdomTree seeks to manage the Fund’s currency risk by dynamically hedging currency fluctuations in the relative value of the applicable foreign currencies against the U.S. dollar, ranging from a 0% to 100% hedge. The hedge ratios on such foreign currencies are adjusted as frequently as weekly utilizing signals such as momentum, interest rate differentials, volatility, and cross-asset returns. The Fund uses forward currency contracts and/or futures contracts to the extent foreign currencies are hedged.

Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of emerging markets. The Fund generally expects to invest in large- and mid-capitalization companies, but the Fund may also invest in small-capitalization companies.

The Fund currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to define companies within a sector. The following sectors are included in the Fund: communication services, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in the energy equipment and services industry as well as the oil, gas and consumable fuels industry. As of June 30, 2023, companies in the information technology and financials sectors comprised a significant portion (i.e., in excess of 15%) of the Fund’s assets; however, the Fund’s sector exposure may change from time to time.

As of June 30, 2023, the Fund invested a significant portion (i.e., in excess of 15%) of its assets in the equity securities of companies domiciled in or otherwise tied to, and thus had significant investment exposure to, India and Taiwan, although the Fund’s geographic exposure may change from time to time.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Active Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

■	Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to own or transfer currency, securities or other assets, which may potentially include derivative instruments related thereto. Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell, transfer, receive, deliver or otherwise obtain exposure to, foreign securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.

■	Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the Fund redeemed shares in kind.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Derivatives Risk. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a currency or a commodity. Generally, derivatives are sophisticated investments that may pose risks that are different from or greater than those posed by investing directly in the underlying reference asset. For example, the return on a derivative instrument may not correlate with that of its underlying reference asset, and minimal requisite initial investments necessary to purchase derivatives positions may expose the Fund to losses in excess of those amounts. Derivatives also can be volatile and may be less liquid than other investments. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money. The Fund expects to use forward currency contracts and/or currency futures contracts to implement its principal investment strategies. A forward currency contract is an agreement to buy or sell a specific currency on a future date at a set price thereby effectively locking in the exchange rate for the purchase or sale of that currency. Forward currency contracts are traded in the over-the-counter market and generally are not subject to initial or upfront margin requirements. As a result, forward currency contracts are particularly subject to counterparty credit risk, including that a counterparty may be unwilling or unable to meet its contractual obligations. A currency futures contract is an exchange-traded contract that provides for the future purchase of sale of a currency at a specified price of another currency. Currency futures contracts are subject to the risk of imperfect correlation between the movements in the price of the futures contract and the underlying currency.

■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the financials sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The financials sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.

■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries.

■	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Investments in India
Political and economic conditions and changes in regulatory, tax, or economic policy in India could significantly affect the market in India and in surrounding or related countries and could have a negative impact on the Fund. While the Indian government has implemented reforms designed to liberalize many aspects of India's economy, there is not assurance that these policies will be successful or continue. Indian is also subject to religious and social unrest as well as border disputes with neighboring countries such as Pakistan and China.

Investments in Taiwan
The economy of Taiwan is heavily dependent on exports. Currency fluctuations, increasing competition from Asia’s other emerging economies, and conditions that weaken demand for Taiwan’s export products worldwide could have a negative impact on the Taiwanese economy as a whole. Concerns over Taiwan’s history of political contention and its current relationship with China also may have a significant impact on the economy of Taiwan.

■	Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of such countries or regions) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■	Hedging Risk. The Fund seeks to “hedge” or minimize the impact of fluctuations in the relative value of foreign currencies against the U.S. dollar. The Fund seeks to hedge against such fluctuations largely through the use of derivatives. Such derivatives may not perform as intended for a variety of reasons, including a lack of correlation between the derivative and the underlying currency, and there can be no assurance that the Fund’s hedging strategies and transactions will be effective. In addition, to minimize transaction costs, or for other reasons, the Fund’s exposure to foreign currencies may not be fully hedged at all times. Currency exchange rates can be volatile, changing quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money. For example, the value of an investment in the Fund could be significantly and adversely affected if the value of foreign currencies appreciate relative to the U.S. dollar at the same time the value of the Fund’s equity holdings depreciate and the Fund’s derivatives investments are not successful in offsetting a significant portion of the Fund’s exposure to such foreign currencies.

■	Information Technology Sector Risk. The Fund currently invests a significant portion of its assets in the information technology sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The information technology sector includes, for example, companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments, and semiconductors and related equipment and materials. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

■	Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion.

■	Models and Data Risk. While the Fund is actively managed, the Fund’s investment process is expected to be heavily dependent on quantitative models and the models may not perform as intended. Errors in data used in the models may occur from time to time and may not be identified and/or corrected, which may have an adverse impact on the Fund and its shareholders.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

■	Portfolio Turnover Risk. The Fund’s investment strategy may result in a high portfolio turnover rate. Higher portfolio turnover may result in the Fund paying higher transaction costs and the distribution of additional capital gains, which may generate greater tax liabilities for shareholders who hold the shares in taxable accounts. Increased transaction costs and distributions of capital gains may negatively affect the Fund’s performance.

■	Small-Capitalization Investing Risk. The Fund may invest in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to adverse economic developments as well as changes in interest rates, government regulation, borrowing costs and earnings.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations, or the past 10 calendar years, as applicable. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the MSCI Emerging Markets Index, a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

The Fund’s year-to-date total return as of June 30, 2023 was 9.07%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	15.20%	2Q/2020
Lowest Return	(21.41)%	1Q/2020

Average Annual Total Returns for the periods ending December 31, 2022

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns - WisdomTree Emerging Markets Multifactor Fund	1 Year	Since Inception	Inception Date
WisdomTree Emerging Markets Multifactor Fund	(13.40%)	(0.98%)	Aug. 10, 2018
WisdomTree Emerging Markets Multifactor Fund | After Taxes on Distributions	(13.78%)	(1.28%)	Aug. 10, 2018
WisdomTree Emerging Markets Multifactor Fund | After Taxes on Distributions and Sales	(7.12%)	(0.41%)	Aug. 10, 2018
MSCI Emerging Markets Index (Reflects no deduction for fees, expenses or taxes)	(20.09%)	(0.02%)	Aug. 10, 2018

WisdomTree Emerging Markets Multifactor Fund | Risk Lose Money [Member]
You can lose money on your investment in the Fund.
WisdomTree Emerging Markets Multifactor Fund | Foreign Securities Risk [Member]
Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries.
WisdomTree Emerging Markets Multifactor Fund | Investment Risk [Member]
Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
WisdomTree Emerging Markets Multifactor Fund | Market Risk [Member]
Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
WisdomTree Emerging Markets Multifactor Fund | Shares of the Fund May Trade at Prices Other Than NAV [Member]
Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.
WisdomTree Emerging Markets Multifactor Fund | Cybersecurity Risk [Member]
Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.
WisdomTree Emerging Markets Multifactor Fund | Financials Sector Risk [Member]
Financials Sector Risk. The Fund currently invests a significant portion of its assets in the financials sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The financials sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.
WisdomTree Emerging Markets Multifactor Fund | Geographic Investment Risk [Member]
Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Investments in India
Political and economic conditions and changes in regulatory, tax, or economic policy in India could significantly affect the market in India and in surrounding or related countries and could have a negative impact on the Fund. While the Indian government has implemented reforms designed to liberalize many aspects of India's economy, there is not assurance that these policies will be successful or continue. Indian is also subject to religious and social unrest as well as border disputes with neighboring countries such as Pakistan and China.

Investments in Taiwan
The economy of Taiwan is heavily dependent on exports. Currency fluctuations, increasing competition from Asia’s other emerging economies, and conditions that weaken demand for Taiwan’s export products worldwide could have a negative impact on the Taiwanese economy as a whole. Concerns over Taiwan’s history of political contention and its current relationship with China also may have a significant impact on the economy of Taiwan.

WisdomTree Emerging Markets Multifactor Fund | Geopolitical Risk [Member]
Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of such countries or regions) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
WisdomTree Emerging Markets Multifactor Fund | Issuer-Specific Risk [Member]
Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.
WisdomTree Emerging Markets Multifactor Fund | Large-Capitalization Investing Risk [Member]
Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.
WisdomTree Emerging Markets Multifactor Fund | Mid-Capitalization Investing Risk [Member]
Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion.
WisdomTree Emerging Markets Multifactor Fund | Risk Nondiversified Status [Member]
Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
WisdomTree Emerging Markets Multifactor Fund | Small-Capitalization Investing Risk [Member]
Small-Capitalization Investing Risk. The Fund may invest in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to adverse economic developments as well as changes in interest rates, government regulation, borrowing costs and earnings.
WisdomTree Emerging Markets Multifactor Fund | Active Management Risk [Member]
Active Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.
WisdomTree Emerging Markets Multifactor Fund | Portfolio Turnover Risk [Member]
Portfolio Turnover Risk. The Fund’s investment strategy may result in a high portfolio turnover rate. Higher portfolio turnover may result in the Fund paying higher transaction costs and the distribution of additional capital gains, which may generate greater tax liabilities for shareholders who hold the shares in taxable accounts. Increased transaction costs and distributions of capital gains may negatively affect the Fund’s performance.
WisdomTree Emerging Markets Multifactor Fund | Derivatives Risk [Member]
Derivatives Risk. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a currency or a commodity. Generally, derivatives are sophisticated investments that may pose risks that are different from or greater than those posed by investing directly in the underlying reference asset. For example, the return on a derivative instrument may not correlate with that of its underlying reference asset, and minimal requisite initial investments necessary to purchase derivatives positions may expose the Fund to losses in excess of those amounts. Derivatives also can be volatile and may be less liquid than other investments. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money. The Fund expects to use forward currency contracts and/or currency futures contracts to implement its principal investment strategies. A forward currency contract is an agreement to buy or sell a specific currency on a future date at a set price thereby effectively locking in the exchange rate for the purchase or sale of that currency. Forward currency contracts are traded in the over-the-counter market and generally are not subject to initial or upfront margin requirements. As a result, forward currency contracts are particularly subject to counterparty credit risk, including that a counterparty may be unwilling or unable to meet its contractual obligations. A currency futures contract is an exchange-traded contract that provides for the future purchase of sale of a currency at a specified price of another currency. Currency futures contracts are subject to the risk of imperfect correlation between the movements in the price of the futures contract and the underlying currency.
WisdomTree Emerging Markets Multifactor Fund | Hedging Risk [Member]
Hedging Risk. The Fund seeks to “hedge” or minimize the impact of fluctuations in the relative value of foreign currencies against the U.S. dollar. The Fund seeks to hedge against such fluctuations largely through the use of derivatives. Such derivatives may not perform as intended for a variety of reasons, including a lack of correlation between the derivative and the underlying currency, and there can be no assurance that the Fund’s hedging strategies and transactions will be effective. In addition, to minimize transaction costs, or for other reasons, the Fund’s exposure to foreign currencies may not be fully hedged at all times. Currency exchange rates can be volatile, changing quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money. For example, the value of an investment in the Fund could be significantly and adversely affected if the value of foreign currencies appreciate relative to the U.S. dollar at the same time the value of the Fund’s equity holdings depreciate and the Fund’s derivatives investments are not successful in offsetting a significant portion of the Fund’s exposure to such foreign currencies.
WisdomTree Emerging Markets Multifactor Fund | Models And Data Risk [Member]
Models and Data Risk. While the Fund is actively managed, the Fund’s investment process is expected to be heavily dependent on quantitative models and the models may not perform as intended. Errors in data used in the models may occur from time to time and may not be identified and/or corrected, which may have an adverse impact on the Fund and its shareholders.
WisdomTree Emerging Markets Multifactor Fund | Cash Redemption Risk [Member]
Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the Fund redeemed shares in kind.
WisdomTree Emerging Markets Multifactor Fund | Capital Controls and Sanctions Risk [Member]
Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to own or transfer currency, securities or other assets, which may potentially include derivative instruments related thereto. Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell, transfer, receive, deliver or otherwise obtain exposure to, foreign securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.
WisdomTree Emerging Markets Multifactor Fund | Information Technology Sector Risk [Member]
Information Technology Sector Risk. The Fund currently invests a significant portion of its assets in the information technology sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The information technology sector includes, for example, companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments, and semiconductors and related equipment and materials. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation.
WisdomTree Emerging Markets Multifactor Fund | Emerging Markets Risk [Member]
Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund
Investment Objective

The WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets ex-State-Owned Enterprises Index (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	WisdomTree Emerging Markets ex-State-Owned Enterprises Fund WisdomTree Emerging Markets ex-State-Owned Enterprises Fund USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	WisdomTree Emerging Markets ex-State-Owned Enterprises Fund WisdomTree Emerging Markets ex-State-Owned Enterprises Fund
Management Fees	0.32%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.32%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of their shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund | WisdomTree Emerging Markets ex-State-Owned Enterprises Fund | USD ($)	33	103	180	406

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return, and other characteristics of the Index as a whole. Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.

The Index is a modified float-adjusted market cap weighted index that consists of common stocks in emerging markets, excluding common stocks of “state-owned enterprises.” WisdomTree, Inc. (“WisdomTree”), as Index provider, defines state-owned enterprises as companies with over 20% government ownership. The starting universe for the Index (the “pre-screening universe”) includes companies that: (i) are incorporated or domiciled (i.e., maintain their principal place of business) in one of the following emerging market countries: Argentina, Brazil, Chile, China, Czech Republic, Hungary, India, Indonesia, Korea, Malaysia, Mexico, the Philippines, Poland, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, or Turkey; (ii) list shares on a stock exchange in one of the foregoing emerging market countries or the United States (except Chinese companies may have shares listed in Hong Kong); (iii) have a float-adjusted market capitalization of at least $1 billion as of the Index screening date (“float-adjusted” means that the share amounts reflect only shares available to investors); (iv) have a median daily dollar trading volume of at least $100,000 for the three months preceding the Index screening date; and (v) trade at least 250,000 shares per month or $25 million notional for each of the six months preceding the Index screening date. The Index is comprised of the companies in the pre-screening universe that are not state-owned enterprises as of the annual Index screening date.

Securities are weighted in the Index based on a modified market cap weighting scheme that adjusts the weight of Index securities from each country to approximate the weight of securities from that country in the pre-screening universe (excluding any domestic listed Chinese securities). The weight of Index securities from a single country, however, will not be multiplied by a factor greater than three. After applying the foregoing country weight adjustment, should any sector have a weight that is 3% higher or lower than its pre-screening universe sector weight, such sector’s weight will be adjusted by a factor so that the sector’s weight is 3% higher or lower, respectively, than its pre-screening universe weight. Companies that are not state-owned, but are incorporated within countries that have relatively high government ownership among initial screening constituents, could potentially see higher weights than they would under a normal market cap weighting scheme. Companies that are not state-owned, but are incorporated within countries that have relatively low government ownership among initial screening constituents, could potentially see lower weights than they would under a normal market cap weighting scheme. The Index also may adjust the weight of individual components on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a component security, such as its market capitalization and trading volume. To the extent the Index reduces an individual component’s weight, the excess weight will be reallocated pro rata among the other components. Similarly, if the Index increases a component’s weight, the weight of the other components will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector or individual component in the Index may fluctuate above or below specified caps and thresholds, respectively, between screening dates in response to market conditions.

WisdomTree, Inc. (“WisdomTree”), as Index provider, currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to define companies within a sector. The following sectors are included in the Index: communication services, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in the energy equipment and services industry as well as the oil, gas and consumable fuels industry. As of June 30, 2023, companies in the information technology, consumer discretionary, and financials sectors comprised a significant portion (i.e., in excess of 15% of the Index’s total weighting) of the Index; however, the Index's sector exposure may change from time to time.

To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index.

As of June 30, 2023, the equity securities of companies domiciled in or otherwise tied to China, India and Taiwan comprised a significant portion (i.e., in excess of 15% of the Index’s total weighting) of the Index, although the Index’s geographic exposure may change from time to time.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to own or transfer currency, securities or other assets, which may potentially include derivative instruments related thereto. Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell, transfer, receive, deliver or otherwise obtain exposure to, foreign securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.

■	Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the Fund redeemed shares in kind.

■	Consumer Discretionary Sector Risk. The Fund currently invests a significant portion of its assets in the consumer discretionary sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The consumer discretionary sector includes, for example, automobile, textile and retail companies, as well as hotels, restaurants and other leisure facilities. This sector can be significantly affected by, among other things, changes in domestic and international economies, exchange and interest rates, economic growth, worldwide demand, supply chain constraints, social trends, consumers’ disposable income levels, and propensity to spend.

■	Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the financials sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The financials sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.

■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries.

■	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Investments in China
Although the Chinese economy has grown rapidly during recent years and the Chinese government has implemented significant economic reforms to liberalize trade policy, promote foreign investment, and reduce government control of the economy, there can be no guarantee that economic growth or these reforms will continue. The Chinese economy may also experience a decline in its growth rate if global or domestic demand for Chinese goods decreases significantly and/or key trading partners apply trade tariffs or implement other protectionist measures, including measures implemented in connection with ongoing tensions between China and the United States. The Chinese economy is susceptible to rising rates of inflation, economic recession, market inefficiency, volatility, and pricing anomalies that may be connected to governmental influence, a lack of publicly-available information and/or political and social instability. The government of China maintains strict currency controls in order to achieve economic, trade and political objectives and regularly intervenes in the currency market. The Chinese government also plays a major role in the country’s economic policies regarding foreign investments. Foreign investors are subject to the risk of loss from expropriation or nationalization of their investment assets and property and governmental restrictions on foreign investments and the repatriation of capital invested. These risks may be exacerbated by actions by the U.S. government, such as the recent delisting from U.S. national securities exchanges of certain Chinese companies. The Chinese government also may intervene or seek to control the operations, structure, or ownership of Chinese companies, including with respect to foreign investors of such companies. For example, the Fund may invest to a significant extent in variable interest entity (“VIE”) structures. VIE structures can vary, but generally consist of a U.S.-listed company with contractual arrangements, through one or more wholly-owned special purpose vehicles, with a Chinese company that ultimately provides the U.S.-listed company with contractual rights to exercise control over and obtain economic benefits from the Chinese company. The VIE structure enables foreign investors, such as the Fund, to obtain investment exposure similar to that of an equity owner in a Chinese company in situations in which the Chinese government has restricted or prohibited the ownership of such company by foreign investors. As a result, an investment in a VIE structure subjects the Fund to the risks associated with the underlying Chinese company. Intervention by the Chinese government into the operation or ownership of VIE structures could significantly and adversely affect the Chinese company’s performance and thus, the value of the Fund’s investment in the VIE, as well as the enforceability of the VIE contractual arrangements with the underlying Chinese company. In the event of such an occurrence, the Fund, as a foreign investor, may have little or no legal recourse. The Fund’s investment in a VIE structure is also subject to the risk that the underlying Chinese company (or its officers, directors, or Chinese equity owners) may breach its contractual arrangements with the other entities in the VIE structure, or Chinese law changes in a way that adversely affects the enforceability of these arrangements, or those contracts are otherwise not enforceable under Chinese law, in which case the Fund may suffer significant losses on its VIE investments with little or no recourse available. The regulatory requirements applicable to Chinese companies, including accounting standards and auditor oversight, generally are not comparable to those applicable to U.S. companies or companies organized and operating in more developed countries. As a result, information about the Chinese companies in which the Fund invests may be less reliable or incomplete. The lack of available information may be a significant obstacle to pursuing investigations into or litigation against Chinese companies, and as a shareholder, the Fund may have limited legal remedies. The Chinese securities markets are subject to more frequent trading halts and low trading volume, resulting in substantially less liquidity and greater price volatility. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.

Investments in India
Political and economic conditions and changes in regulatory, tax, or economic policy in India could significantly affect the market in India and in surrounding or related countries and could have a negative impact on the Fund. While the Indian government has implemented reforms designed to liberalize many aspects of India's economy, there is not assurance that these policies will be successful or continue. Indian is also subject to religious and social unrest as well as border disputes with neighboring countries such as Pakistan and China.

Investments in Taiwan
The economy of Taiwan is heavily dependent on exports. Currency fluctuations, increasing competition from Asia’s other emerging economies, and conditions that weaken demand for Taiwan’s export products worldwide could have a negative impact on the Taiwanese economy as a whole. Concerns over Taiwan’s history of political contention and its current relationship with China may also have a significant impact on the economy of Taiwan.

■	Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of such countries or regions) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■	Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Information Technology Sector Risk. The Fund currently invests a significant portion of its assets in the information technology sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The information technology sector includes, for example, companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments, and semiconductors and related equipment and materials. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

■	Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by its Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund's use of sampling techniques also may affect its ability to achieve close correlation with its Index.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations, or the past 10 calendar years, as applicable. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the Index and the MSCI Emerging Markets Index, a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

The Fund’s year-to-date total return as of June 30, 2023 was 4.16%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	22.86%	2Q/2020
Lowest Return	(21.32)%	1Q/2020

Average Annual Total Returns for the periods ending December 31, 2022

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns - WisdomTree Emerging Markets ex-State-Owned Enterprises Fund	1 Year	5 Years	Since Inception	Inception Date
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund	(25.63%)	(1.66%)	2.92%	Dec. 10, 2014
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund | After Taxes on Distributions	(25.96%)	(1.96%)	2.61%	Dec. 10, 2014
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund | After Taxes on Distributions and Sales	(14.76%)	(1.13%)	2.39%	Dec. 10, 2014
WisdomTree Emerging Markets ex-State-Owned Enterprises Index (Reflects no deduction for fees, expenses or taxes)	(25.06%)	(1.12%)	3.85%	Dec. 10, 2014
MSCI Emerging Markets Index (Reflects no deduction for fees, expenses or taxes)	(20.09%)	(1.40%)	2.39%	Dec. 10, 2014

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund | Risk Lose Money [Member]
You can lose money on your investment in the Fund.
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund | Foreign Securities Risk [Member]
Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries.
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund | Investment Risk [Member]
Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund | Market Risk [Member]
Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund | Shares of the Fund May Trade at Prices Other Than NAV [Member]
Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund | Currency Exchange Rate Risk [Member]
Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund | Cybersecurity Risk [Member]
Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund | Financials Sector Risk [Member]
Financials Sector Risk. The Fund currently invests a significant portion of its assets in the financials sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The financials sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund | Geographic Investment Risk [Member]
Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Investments in China
Although the Chinese economy has grown rapidly during recent years and the Chinese government has implemented significant economic reforms to liberalize trade policy, promote foreign investment, and reduce government control of the economy, there can be no guarantee that economic growth or these reforms will continue. The Chinese economy may also experience a decline in its growth rate if global or domestic demand for Chinese goods decreases significantly and/or key trading partners apply trade tariffs or implement other protectionist measures, including measures implemented in connection with ongoing tensions between China and the United States. The Chinese economy is susceptible to rising rates of inflation, economic recession, market inefficiency, volatility, and pricing anomalies that may be connected to governmental influence, a lack of publicly-available information and/or political and social instability. The government of China maintains strict currency controls in order to achieve economic, trade and political objectives and regularly intervenes in the currency market. The Chinese government also plays a major role in the country’s economic policies regarding foreign investments. Foreign investors are subject to the risk of loss from expropriation or nationalization of their investment assets and property and governmental restrictions on foreign investments and the repatriation of capital invested. These risks may be exacerbated by actions by the U.S. government, such as the recent delisting from U.S. national securities exchanges of certain Chinese companies. The Chinese government also may intervene or seek to control the operations, structure, or ownership of Chinese companies, including with respect to foreign investors of such companies. For example, the Fund may invest to a significant extent in variable interest entity (“VIE”) structures. VIE structures can vary, but generally consist of a U.S.-listed company with contractual arrangements, through one or more wholly-owned special purpose vehicles, with a Chinese company that ultimately provides the U.S.-listed company with contractual rights to exercise control over and obtain economic benefits from the Chinese company. The VIE structure enables foreign investors, such as the Fund, to obtain investment exposure similar to that of an equity owner in a Chinese company in situations in which the Chinese government has restricted or prohibited the ownership of such company by foreign investors. As a result, an investment in a VIE structure subjects the Fund to the risks associated with the underlying Chinese company. Intervention by the Chinese government into the operation or ownership of VIE structures could significantly and adversely affect the Chinese company’s performance and thus, the value of the Fund’s investment in the VIE, as well as the enforceability of the VIE contractual arrangements with the underlying Chinese company. In the event of such an occurrence, the Fund, as a foreign investor, may have little or no legal recourse. The Fund’s investment in a VIE structure is also subject to the risk that the underlying Chinese company (or its officers, directors, or Chinese equity owners) may breach its contractual arrangements with the other entities in the VIE structure, or Chinese law changes in a way that adversely affects the enforceability of these arrangements, or those contracts are otherwise not enforceable under Chinese law, in which case the Fund may suffer significant losses on its VIE investments with little or no recourse available. The regulatory requirements applicable to Chinese companies, including accounting standards and auditor oversight, generally are not comparable to those applicable to U.S. companies or companies organized and operating in more developed countries. As a result, information about the Chinese companies in which the Fund invests may be less reliable or incomplete. The lack of available information may be a significant obstacle to pursuing investigations into or litigation against Chinese companies, and as a shareholder, the Fund may have limited legal remedies. The Chinese securities markets are subject to more frequent trading halts and low trading volume, resulting in substantially less liquidity and greater price volatility. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.

Investments in India
Political and economic conditions and changes in regulatory, tax, or economic policy in India could significantly affect the market in India and in surrounding or related countries and could have a negative impact on the Fund. While the Indian government has implemented reforms designed to liberalize many aspects of India's economy, there is not assurance that these policies will be successful or continue. Indian is also subject to religious and social unrest as well as border disputes with neighboring countries such as Pakistan and China.

Investments in Taiwan
The economy of Taiwan is heavily dependent on exports. Currency fluctuations, increasing competition from Asia’s other emerging economies, and conditions that weaken demand for Taiwan’s export products worldwide could have a negative impact on the Taiwanese economy as a whole. Concerns over Taiwan’s history of political contention and its current relationship with China may also have a significant impact on the economy of Taiwan.

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund | Geopolitical Risk [Member]
Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of such countries or regions) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund | Index and Data Risk [Member]
Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund | Investment Style Risk [Member]
Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund | Issuer-Specific Risk [Member]
Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund | Large-Capitalization Investing Risk [Member]
Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund | Mid-Capitalization Investing Risk [Member]
Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion.
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund | Non-Correlation Risk [Member]
Non-Correlation Risk. As with all index funds, the performance of the Fund and that of its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by its Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund's use of sampling techniques also may affect its ability to achieve close correlation with its Index.
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund | Risk Nondiversified Status [Member]
Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund | Consumer Discretionary Sector Risk [Member]
Consumer Discretionary Sector Risk. The Fund currently invests a significant portion of its assets in the consumer discretionary sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The consumer discretionary sector includes, for example, automobile, textile and retail companies, as well as hotels, restaurants and other leisure facilities. This sector can be significantly affected by, among other things, changes in domestic and international economies, exchange and interest rates, economic growth, worldwide demand, supply chain constraints, social trends, consumers’ disposable income levels, and propensity to spend.
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund | Cash Redemption Risk [Member]
Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the Fund redeemed shares in kind.
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund | Capital Controls and Sanctions Risk [Member]
Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to own or transfer currency, securities or other assets, which may potentially include derivative instruments related thereto. Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell, transfer, receive, deliver or otherwise obtain exposure to, foreign securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund | Information Technology Sector Risk [Member]
Information Technology Sector Risk. The Fund currently invests a significant portion of its assets in the information technology sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The information technology sector includes, for example, companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments, and semiconductors and related equipment and materials. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation.
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund | Emerging Markets Risk [Member]
Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.
WisdomTree India Earnings Fund
WisdomTree India Earnings Fund
Investment Objective
The WisdomTree India Earnings Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree India Earnings Index (the “Index”).
Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	WisdomTree India Earnings Fund WisdomTree India Earnings Fund USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	WisdomTree India Earnings Fund WisdomTree India Earnings Fund
Management Fees	0.83%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.02%	[1]
Total Annual Fund Operating Expenses	0.85%
[1]	Primarily consists of interest expense associated with a short term loan from a U.S. bank that was incurred in connection with the execution of portfolio rebalancing trades.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of their shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
WisdomTree India Earnings Fund | WisdomTree India Earnings Fund | USD ($)	87	271	471	1,049

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 51% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.

The Index is a fundamentally weighted index that is comprised of companies incorporated and traded in India that are profitable and that are eligible to be purchased by foreign investors as of the annual Index screening date. To be eligible for inclusion in the Index, a company must meet the following criteria as of the annual Index screening date: (i) incorporation within India; (ii) listing on a major Indian stock exchange; (iii) earnings of at least $5 million during the preceding fiscal year; (iv) market capitalization of at least $200 million; (v) trading of at least 250,000 shares per month for each of the preceding six months; (vi) median daily dollar trading volume of at least $200,000 for each of the preceding six months; and (vii) price to earnings ratio of at least 2.

The initial weight of a component in the Index at the annual screening date is based on reported net income in the most recent fiscal year prior to the annual Index screening date. The reported net income number is then multiplied by a second factor developed by Standard & Poor’s called the “Investability Weighting Factor” (“IWF”). The IWF is used to scale the earnings generated by each company by restrictions on shares available to be purchased. The product of the reported net income and IWF is known at the “Earnings Factor.” Companies are weighted by the proportion of each individual earnings factor relative to the sum of all earnings factors within the WisdomTree India Earnings Index. On the Index’s annual screening date, the Index caps the weight of components exposed to any one sector at 25%. The Index also may adjust the weight of individual components on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a component security, such as its trading volume. To the extent the Index reduces an individual component’s weight, the excess weight will be reallocated pro rata among the other components. Similarly, if the Index increases a component’s weight, the weight of the other components will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector or individual component in the Index may fluctuate above or below specified caps and thresholds, respectively, between screening dates in response to market conditions.

WisdomTree, Inc. (“WisdomTree”), as Index provider, currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to define companies within a sector. The following sectors are included in the Index: communication services, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in the energy equipment and services industry as well as the oil, gas and consumable fuels industry. As of June 30, 2023, companies in the materials, energy and financials sectors comprised a significant portion (i.e., in excess of 15% of the Index’s total weighting) of the Index; however, the Index's sector exposure may change from time to time.

To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index.

The Fund seeks to gain exposure to Indian equity securities, in whole or in part, through investments in a subsidiary organized in the Republic of Mauritius, the WisdomTree India Investment Portfolio, Inc. (the “WisdomTree Subsidiary”). The WisdomTree Subsidiary is wholly-owned and controlled by the Fund. Except as noted, references to the investment strategies and risks of the Fund include the investment strategies and risks of the WisdomTree Subsidiary.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	Geographic Concentration in India. Because the Fund invests primarily in the securities of companies in India, it will be impacted by events or conditions affecting India. Political and economic conditions and changes in regulatory, tax, or economic policy in India could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance. The Indian economy may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The Indian government has exercised and continues to exercise significant influence over many aspects of the economy, and the number of public sector enterprises in India is substantial. Accordingly, Indian government actions in the future could have a significant effect on the Indian economy. With the exception of the economic downturn in 2020, over the last several years, the Indian economy has experienced generally sustained growth. There are no guarantees this will continue. While the Indian government has implemented economic structural reforms with the objective of liberalizing India’s exchange and trade policies, reducing the fiscal deficit, controlling inflation, promoting a sound monetary policy, reforming the financials sector, and placing greater reliance on market mechanisms to direct economic activity, there can be no assurance that these policies will continue or that the economic recovery will be sustained. Religious and border disputes persist in India. In addition, India has experienced civil unrest and hostilities with neighboring countries such as Pakistan and China. The Indian government has confronted separatist movements in several Indian states. Investment and repatriation restrictions in India may impact the ability of the Fund to track its Index. Each of the factors described above could have a negative impact on the Fund’s performance and increase the volatility of the Fund.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to own or transfer currency, securities or other assets, which may potentially include derivative instruments related thereto. Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell, transfer, receive, deliver or otherwise obtain exposure to, foreign securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.

■	Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the Fund redeemed shares in kind.

■	Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of Indian rupee will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

■	Energy Sector Risk. The Fund currently invests a significant portion of its assets in the energy sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The energy sector includes, for example, companies engaged in exploration, production, refining, marketing, storage, and transportation of oil, gas, coal, and consumable fuels as well as related equipment and services. This sector can be significantly affected by, among other things, worldwide economic growth, worldwide demand, political instability in the Middle East, eastern Europe or other oil or gas producing regions, and volatile oil prices.

■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the financials sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The financials sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.

■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries.

■	Geopolitical Risk. India has experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of such countries or regions) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■	Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

■	Materials Sector Risk. The Fund currently invests a significant portion of its assets in the basic materials sector. This sector includes, for example, metals and mining, chemicals, construction materials, glass, paper and related packaging products and forest product companies. This sector can be significantly affected by, among other things, commodity price volatility, demand for basic materials, world economic growth, depletion of natural resources, technological progress, and government regulations.

■	Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by its Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund's use of sampling techniques also may affect its ability to achieve close correlation with its Index.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

■	Subsidiary Investment Risk. Changes in the laws of India and/or the Republic of Mauritius could result in the inability of the WisdomTree Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

■	Tax Risk in India. The Double Taxation Avoidance Agreement between India and Mauritius (“tax treaty”) was re-negotiated and amended by way of a protocol (“2016 Protocol”). Under the 2016 Protocol, capital gains on the sale of Indian shares purchased by Mauritius entities on or after April 1, 2017, are subject to capital gains tax in India. The applicability to the WisdomTree Subsidiary or the Fund of the 2016 Protocol or the resident qualification requirements established by Mauritius, could result in the imposition of various taxes on the WisdomTree Subsidiary or the Fund by India, which could reduce the return to the Fund on its investments.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations, or the past 10 calendar years, as applicable. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the Index and the MSCI India Index, a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

The Fund’s year-to-date total return as of June 30, 2023 was 6.33%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	24.79%	4Q/2020
Lowest Return	(34.88)%	1Q/2020

Average Annual Total Returns for the periods ending December 31, 2022

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns - WisdomTree India Earnings Fund	1 Year	5 Years	10 Years
WisdomTree India Earnings Fund	(5.72%)	5.35%	7.15%
WisdomTree India Earnings Fund | After Taxes on Distributions	(6.63%)	5.05%	6.87%
WisdomTree India Earnings Fund | After Taxes on Distributions and Sales	(2.08%)	4.33%	5.84%
WisdomTree India Earnings Index (Reflects no deduction for fees, expenses or taxes)	(3.81%)	7.07%	8.72%
MSCI India Index (Reflects no deduction for fees, expenses or taxes)	(7.95%)	6.01%	7.43%

WisdomTree India Earnings Fund | Risk Lose Money [Member]
You can lose money on your investment in the Fund.
WisdomTree India Earnings Fund | Foreign Securities Risk [Member]
Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries.
WisdomTree India Earnings Fund | Investment Risk [Member]
Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
WisdomTree India Earnings Fund | Market Risk [Member]
Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
WisdomTree India Earnings Fund | Shares of the Fund May Trade at Prices Other Than NAV [Member]
Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.
WisdomTree India Earnings Fund | Currency Exchange Rate Risk [Member]
Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of Indian rupee will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.
WisdomTree India Earnings Fund | Cybersecurity Risk [Member]
Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.
WisdomTree India Earnings Fund | Financials Sector Risk [Member]
Financials Sector Risk. The Fund currently invests a significant portion of its assets in the financials sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The financials sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.
WisdomTree India Earnings Fund | Geopolitical Risk [Member]
Geopolitical Risk. India has experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of such countries or regions) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
WisdomTree India Earnings Fund | Index and Data Risk [Member]
Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.
WisdomTree India Earnings Fund | Investment Style Risk [Member]
Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.
WisdomTree India Earnings Fund | Issuer-Specific Risk [Member]
Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.
WisdomTree India Earnings Fund | Large-Capitalization Investing Risk [Member]
Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.
WisdomTree India Earnings Fund | Mid-Capitalization Investing Risk [Member]
Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion.
WisdomTree India Earnings Fund | Non-Correlation Risk [Member]
Non-Correlation Risk. As with all index funds, the performance of the Fund and that of its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by its Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund's use of sampling techniques also may affect its ability to achieve close correlation with its Index.
WisdomTree India Earnings Fund | Risk Nondiversified Status [Member]
Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
WisdomTree India Earnings Fund | Materials Sector Risk [Member]
Materials Sector Risk. The Fund currently invests a significant portion of its assets in the basic materials sector. This sector includes, for example, metals and mining, chemicals, construction materials, glass, paper and related packaging products and forest product companies. This sector can be significantly affected by, among other things, commodity price volatility, demand for basic materials, world economic growth, depletion of natural resources, technological progress, and government regulations.
WisdomTree India Earnings Fund | Cash Redemption Risk [Member]
Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the Fund redeemed shares in kind.
WisdomTree India Earnings Fund | Capital Controls and Sanctions Risk [Member]
Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to own or transfer currency, securities or other assets, which may potentially include derivative instruments related thereto. Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell, transfer, receive, deliver or otherwise obtain exposure to, foreign securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.
WisdomTree India Earnings Fund | Emerging Markets Risk [Member]
Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.
WisdomTree India Earnings Fund | Energy Sector Risk [Member]
Energy Sector Risk. The Fund currently invests a significant portion of its assets in the energy sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The energy sector includes, for example, companies engaged in exploration, production, refining, marketing, storage, and transportation of oil, gas, coal, and consumable fuels as well as related equipment and services. This sector can be significantly affected by, among other things, worldwide economic growth, worldwide demand, political instability in the Middle East, eastern Europe or other oil or gas producing regions, and volatile oil prices.
WisdomTree India Earnings Fund | Geographic Concentration In India [Member]
Geographic Concentration in India. Because the Fund invests primarily in the securities of companies in India, it will be impacted by events or conditions affecting India. Political and economic conditions and changes in regulatory, tax, or economic policy in India could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance. The Indian economy may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The Indian government has exercised and continues to exercise significant influence over many aspects of the economy, and the number of public sector enterprises in India is substantial. Accordingly, Indian government actions in the future could have a significant effect on the Indian economy. With the exception of the economic downturn in 2020, over the last several years, the Indian economy has experienced generally sustained growth. There are no guarantees this will continue. While the Indian government has implemented economic structural reforms with the objective of liberalizing India’s exchange and trade policies, reducing the fiscal deficit, controlling inflation, promoting a sound monetary policy, reforming the financials sector, and placing greater reliance on market mechanisms to direct economic activity, there can be no assurance that these policies will continue or that the economic recovery will be sustained. Religious and border disputes persist in India. In addition, India has experienced civil unrest and hostilities with neighboring countries such as Pakistan and China. The Indian government has confronted separatist movements in several Indian states. Investment and repatriation restrictions in India may impact the ability of the Fund to track its Index. Each of the factors described above could have a negative impact on the Fund’s performance and increase the volatility of the Fund.
WisdomTree India Earnings Fund | Subsidiary Investment Risk [Member]
Subsidiary Investment Risk. Changes in the laws of India and/or the Republic of Mauritius could result in the inability of the WisdomTree Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.
WisdomTree India Earnings Fund | Tax Riskin India [Member]
Tax Risk in India. The Double Taxation Avoidance Agreement between India and Mauritius (“tax treaty”) was re-negotiated and amended by way of a protocol (“2016 Protocol”). Under the 2016 Protocol, capital gains on the sale of Indian shares purchased by Mauritius entities on or after April 1, 2017, are subject to capital gains tax in India. The applicability to the WisdomTree Subsidiary or the Fund of the 2016 Protocol or the resident qualification requirements established by Mauritius, could result in the imposition of various taxes on the WisdomTree Subsidiary or the Fund by India, which could reduce the return to the Fund on its investments.
WisdomTree China ex-State-Owned Enterprises Fund
WisdomTree China ex-State-Owned Enterprises Fund
Investment Objective

The WisdomTree China ex-State-Owned Enterprises Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree China ex-State-Owned Enterprises Index (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	WisdomTree China ex-State-Owned Enterprises Fund WisdomTree China ex-State-Owned Enterprises Fund USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	WisdomTree China ex-State-Owned Enterprises Fund WisdomTree China ex-State-Owned Enterprises Fund
Management Fees	0.32%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.32%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of their shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
WisdomTree China ex-State-Owned Enterprises Fund | WisdomTree China ex-State-Owned Enterprises Fund | USD ($)	33	103	180	406

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.

The Index is a modified float-adjusted market cap weighted index that consists of common stocks in China, excluding common stocks of “state-owned enterprises.” WisdomTree, Inc. (“WisdomTree”), as index provider, defines state-owned enterprises as companies with over 20% government ownership. The Index consists of companies that: (i) are incorporated or domiciled (i.e., maintain their principal place of business) in China; (ii) list shares on a stock exchange in Hong Kong or the United States; (iii) have a float-adjusted market capitalization of at least $1 billion as of the annual Index screening date (“float-adjusted” means that the share amounts reflect only shares available to investors); (iv) have a median daily dollar trading volume of at least $100,000 for the three months preceding the annual Index screening date; (v) trade at least 250,000 shares per month or $25 million notional for each of the six months preceding the annual Index screening date; and (vi) are not state-owned enterprises as of the annual Index screening date.

The Index also consists of the 100 largest companies by float-adjusted market capitalization that are incorporated in mainland China, listed and traded on the Shanghai Stock Exchange (“SSE”) or Shenzhen Stock Exchange (“SZSE”) via the Shanghai-Hong Kong or Shenzhen-Hong Kong Stock Connect (“Stock Connect”) programs in Chinese renminbi (“A-Shares”) and meet the trading requirements set forth above. Stock Connect is a securities trading and clearing linked program between either SSE or SZSE, and the Stock Exchange of Hong Kong Limited (“SEHK”), Hong Kong Securities Clearing Company Limited (“HKSCC”), and China Securities Depository and Clearing Corporation Limited (“ChinaClear”), with an aim to achieve mutual stock market access between the People’s Republic of China (“PRC”) and Hong Kong. The maximum weight of China A-Shares in the Index, at the time of the Index’s annual screening date, is capped at 33%; however, the weight of China A-Shares in the Index may fluctuate above the cap in response to market conditions and/or the application of volume factor adjustments, as described below.

Securities are weighted in the Index based on float-adjusted market capitalization, as modified pursuant to certain limitations set forth below. On the Index’s annual screening date, the maximum weight of any security in the Index is capped at 10%, and the Index caps the weight of components exposed to any one sector at 30%. The Index also may adjust the weight of individual components on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a component security, such as its trading volume. To the extent the Index reduces an individual component’s weight, the excess weight will be reallocated pro rata among the other components. Similarly, if the Index increases a component’s weight, the weight of the other components will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector or individual component in the Index may fluctuate above or below specified caps and thresholds, respectively, between screening dates in response to market conditions.

WisdomTree, Inc. (“WisdomTree”), as Index provider, currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to define companies within a sector. The following sectors are included in the Index: communication services, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in the energy equipment and services industry as well as the oil, gas and consumable fuels industry. As of March 15, 2024, companies in the communication services and consumer discretionary sectors comprised a significant portion (i.e., in excess of 15% of the Index’s total weighting) of the Index; however, the Index's sector exposure may change from time to time.

To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	Geographic Concentration in China. Because the Fund concentrates its investments in China, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within China and to be more volatile than the performance of more geographically diversified funds. Although the Chinese economy has grown rapidly during recent years and the Chinese government has implemented significant economic reforms to liberalize trade policy, promote foreign investment, and reduce government control of the economy, there can be no guarantee that economic growth or these reforms will continue. The Chinese economy may also experience slower growth if global or domestic demand for Chinese goods decreases significantly and/or key trading partners apply trade tariffs or implement other protectionist measures. The Chinese economy is also susceptible to rising rates of inflation, economic recession, market inefficiency, volatility, and pricing anomalies that may be connected to governmental influence, a lack of publicly-available information and/or political and social instability. The government of China maintains strict currency controls in order to achieve economic, trade and political objectives and regularly intervenes in the currency market. The Chinese government also plays a major role in the country’s economic policies regarding foreign investments. Foreign investors are subject to the risk of loss from expropriation or nationalization of their investment assets and property, governmental restrictions on foreign investments and the repatriation of capital invested. The Chinese government also may intervene or seek to control the operations, structure, or ownership of Chinese companies, including with respect to foreign investors of such companies. For example, the Fund may invest to a significant extent in variable interest entity (“VIE”) structures. VIE structures can vary, but generally consist of a U.S.-listed company with contractual arrangements, through one or more wholly-owned special purpose vehicles, with a Chinese company that ultimately provides the U.S.-listed company with contractual rights to exercise control over and obtain economic benefits from the Chinese company. The VIE structure enables foreign investors, such as the Fund, to obtain investment exposure similar to that of an equity owner in a Chinese company in situations in which the Chinese government has restricted or prohibited the ownership of such company by foreign investors. As a result, an investment in a VIE structure subjects the Fund to the risks associated with the underlying Chinese company. Intervention by the Chinese government into the operation or ownership of VIE structures could significantly and adversely affect the Chinese company’s performance and thus, the value of the Fund’s investment in the VIE, as well as the enforceability of the VIE contractual arrangements with the underlying Chinese company. In the event of such an occurrence, the Fund, as a foreign investor, may have little or no legal recourse. The Fund’s investment in a VIE structure is also subject to the risk that the underlying Chinese company (or its officers, directors, or Chinese equity owners) may breach its contractual arrangements with the other entities in the VIE structure, or Chinese law changes in a way that adversely affects the enforceability of these arrangements, or those contracts are otherwise not enforceable under Chinese law, in which case the Fund may suffer significant losses on its VIE investments with little or no recourse available. The regulatory requirements applicable to Chinese companies, including accounting standards and auditor oversight, generally are not comparable to those applicable to U.S. companies or companies organized and operating in more developed countries. As a result, information about the Chinese companies in which the Fund invests may be less reliable or incomplete. The lack of available information may be a significant obstacle to pursuing investigations into or litigation against Chinese companies, and as a shareholder, the Fund may have limited legal remedies. The Chinese securities markets are subject to more frequent trading halts and low trading volume, resulting in substantially less liquidity and greater price volatility. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to own or transfer currency, securities or other assets, which may potentially include derivative instruments related thereto. Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell, transfer, receive, deliver or otherwise obtain exposure to, foreign securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.

■	Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the Fund redeemed shares in kind.

■	Communication Services Sector Risk. The Fund currently invests a significant portion of its assets in the communication services sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The communication services sector consists of companies that facilitate communication and offer content and information through various types of media. These companies include, for example, telecom companies, such as wireless and fixed-line telecommunications service providers, media companies, such as broadcasters, advertisers, publishers, cable and satellite companies, and companies in the movie industry, and other companies that provide internet software, on-line services, social media platforms, video games, and digital entertainment. This sector can be significantly affected by, among other things, government intervention and regulation, technological innovations that make existing products and services obsolete, and consumer demand.

■	Consumer Discretionary Sector Risk. The Fund currently invests a significant portion of its assets in the consumer discretionary sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The consumer discretionary sector includes, for example, automobile, textile and retail companies, as well as hotels, restaurants and other leisure facilities. This sector can be significantly affected by, among other things, changes in domestic and international economies, exchange and interest rates, economic growth, worldwide demand, supply chain constraints, social trends, consumers’ disposable income levels, and propensity to spend.

■	Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of Hong Kong dollars will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries.

■	Geopolitical Risk. China has experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of such countries or regions) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■	Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

■	Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by its Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund's use of sampling techniques also may affect its ability to achieve close correlation with its Index.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

■	Stock Connect Risk. The Fund’s ability to invest in China A-Shares through Stock Connect, or on such other stock exchanges in China that participate in Stock Connect from time to time or in the future, is subject to trading limits, rules and regulations by the applicable regulatory authority. These restrictions and regulations may adversely affect the Fund’s ability to achieve its investment objective. For example, daily quotas that limit the Fund’s maximum daily net purchases through Stock Connect may restrict the Fund’s ability to invest in A-Shares through Stock Connect on a timely basis. Investments through Stock Connect are also subject to trading, clearance and settlement procedures that are relatively untested in mainland China. Stock Connect only operates on days when both the PRC and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. Accordingly, the Fund may be subject to price fluctuations at times when Stock Connect is not open for trading. SEHK, SSE and SZSE also reserve the right to suspend trading through Stock Connect, if necessary, to ensure an orderly and fair market and manage risks prudently. Halts may adversely affect the Fund’s access to the PRC market. A Fund will not benefit from the China Securities Investor Protection Fund in mainland China. That said, if a Fund suffers losses due to default matters of its securities brokers in Hong Kong in relation to the investment of China A-Shares through Stock Connect, it would be compensated by Hong Kong’s Investor Compensation Fund. Investing through Stock Connect is also premised on the proper functioning of operational systems maintained by each market participant and the connectivity of differing securities regimes and legal systems in the PRC and Hong Kong. Investments through Stock Connect are also governed by departmental regulations that have legal effect in the PRC but have not been tested in the PRC courts. Moreover, the current regulations are subject to change. There can be no assurance that Stock Connect will not be abolished. The Fund, which may invest in the PRC markets through Stock Connect, may be adversely affected as a result of such changes.

■	Tax Risk in China. Uncertainties in PRC tax rules governing taxation of income and gains from investments in A-Shares could result in unexpected tax liabilities for the Fund. The Fund’s investments in securities, including A-Shares, issued by PRC companies may cause the Fund to become subject to withholding and other taxes imposed by the PRC.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations, or the past 10 calendar years, as applicable. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the Index and the MSCI China Index, a relevant broad-based securities index. In addition, performance also is shown for the FTSE China 50 Index, another comparative index that also represents the asset class in which the Fund invests. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

The Fund’s name and objective changed effective July 1, 2015. Fund performance prior to July 1, 2015 reflects the investment objective and style of the Fund when it was the WisdomTree China Dividend ex-Financials Fund, and tracked the performance of the WisdomTree China Dividend ex-Financials Index.

The Fund’s year-to-date total return as of June 30, 2023 was (11.86)%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	26.56%	1Q/2019
Lowest Return	(25.03)%	3Q/2022

Average Annual Total Returns for the periods ending December 31, 2022

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns - WisdomTree China ex-State-Owned Enterprises Fund		1 Year	5 Years	10 Years
WisdomTree China ex-State-Owned Enterprises Fund	[1]	(28.89%)	(3.06%)	4.08%
WisdomTree China ex-State-Owned Enterprises Fund | After Taxes on Distributions	[1]	(29.17%)	(3.32%)	3.64%
WisdomTree China ex-State-Owned Enterprises Fund | After Taxes on Distributions and Sales	[1]	(16.96%)	(2.29%)	3.12%
WisdomTree China Dividend ex-Financials/China ex-State-Owned Enterprises Spliced Index (Reflects no deduction for fees, expenses or taxes)	[1],[2]	(28.56%)	(3.20%)	4.39%
MSCI China Index (Reflects no deduction for fees, expenses or taxes)	[1]	(21.93%)	(4.54%)	2.43%
FTSE China 50 Index (Reflects no deduction for fees, expenses or taxes)	[1],[3]	(19.56%)	(6.32%)	(0.02%)
[1]	The Fund’s objective changed effective July 1, 2015. Prior to that date, the Fund sought to track the price and yield performance, before fees and expenses, of the WisdomTree China Dividend ex-Financials Index. As of July 1, 2015, the Fund’s objective seeks to track the price and yield performance, before fees and expenses, of the WisdomTree China ex-State-Owned Enterprises Index.
[2]	Reflects performance of the WisdomTree China Dividend ex-Financials Index prior to July 1, 2015; and the WisdomTree China ex-State-Owned Enterprises Index thereafter.
[3]	The index was formerly known as the FTSE China 25 Index, changed by FTSE on September 19, 2014.

WisdomTree China ex-State-Owned Enterprises Fund | Risk Lose Money [Member]
You can lose money on your investment in the Fund.
WisdomTree China ex-State-Owned Enterprises Fund | Foreign Securities Risk [Member]
Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries.
WisdomTree China ex-State-Owned Enterprises Fund | Investment Risk [Member]
Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
WisdomTree China ex-State-Owned Enterprises Fund | Market Risk [Member]
Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
WisdomTree China ex-State-Owned Enterprises Fund | Shares of the Fund May Trade at Prices Other Than NAV [Member]
Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.
WisdomTree China ex-State-Owned Enterprises Fund | Currency Exchange Rate Risk [Member]
Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of Hong Kong dollars will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.
WisdomTree China ex-State-Owned Enterprises Fund | Cybersecurity Risk [Member]
Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.
WisdomTree China ex-State-Owned Enterprises Fund | Geopolitical Risk [Member]
Geopolitical Risk. China has experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of such countries or regions) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
WisdomTree China ex-State-Owned Enterprises Fund | Index and Data Risk [Member]
Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.
WisdomTree China ex-State-Owned Enterprises Fund | Investment Style Risk [Member]
Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.
WisdomTree China ex-State-Owned Enterprises Fund | Issuer-Specific Risk [Member]
Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.
WisdomTree China ex-State-Owned Enterprises Fund | Large-Capitalization Investing Risk [Member]
Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.
WisdomTree China ex-State-Owned Enterprises Fund | Mid-Capitalization Investing Risk [Member]
Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion.
WisdomTree China ex-State-Owned Enterprises Fund | Non-Correlation Risk [Member]
Non-Correlation Risk. As with all index funds, the performance of the Fund and that of its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by its Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund's use of sampling techniques also may affect its ability to achieve close correlation with its Index.
WisdomTree China ex-State-Owned Enterprises Fund | Risk Nondiversified Status [Member]
Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.
WisdomTree China ex-State-Owned Enterprises Fund | Consumer Discretionary Sector Risk [Member]
Consumer Discretionary Sector Risk. The Fund currently invests a significant portion of its assets in the consumer discretionary sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The consumer discretionary sector includes, for example, automobile, textile and retail companies, as well as hotels, restaurants and other leisure facilities. This sector can be significantly affected by, among other things, changes in domestic and international economies, exchange and interest rates, economic growth, worldwide demand, supply chain constraints, social trends, consumers’ disposable income levels, and propensity to spend.
WisdomTree China ex-State-Owned Enterprises Fund | Cash Redemption Risk [Member]
Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the Fund redeemed shares in kind.
WisdomTree China ex-State-Owned Enterprises Fund | Capital Controls and Sanctions Risk [Member]
Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to own or transfer currency, securities or other assets, which may potentially include derivative instruments related thereto. Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell, transfer, receive, deliver or otherwise obtain exposure to, foreign securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.
WisdomTree China ex-State-Owned Enterprises Fund | Emerging Markets Risk [Member]
Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.
WisdomTree China ex-State-Owned Enterprises Fund | Geographic Concentrationin China [Member]
Geographic Concentration in China. Because the Fund concentrates its investments in China, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within China and to be more volatile than the performance of more geographically diversified funds. Although the Chinese economy has grown rapidly during recent years and the Chinese government has implemented significant economic reforms to liberalize trade policy, promote foreign investment, and reduce government control of the economy, there can be no guarantee that economic growth or these reforms will continue. The Chinese economy may also experience slower growth if global or domestic demand for Chinese goods decreases significantly and/or key trading partners apply trade tariffs or implement other protectionist measures. The Chinese economy is also susceptible to rising rates of inflation, economic recession, market inefficiency, volatility, and pricing anomalies that may be connected to governmental influence, a lack of publicly-available information and/or political and social instability. The government of China maintains strict currency controls in order to achieve economic, trade and political objectives and regularly intervenes in the currency market. The Chinese government also plays a major role in the country’s economic policies regarding foreign investments. Foreign investors are subject to the risk of loss from expropriation or nationalization of their investment assets and property, governmental restrictions on foreign investments and the repatriation of capital invested. The Chinese government also may intervene or seek to control the operations, structure, or ownership of Chinese companies, including with respect to foreign investors of such companies. For example, the Fund may invest to a significant extent in variable interest entity (“VIE”) structures. VIE structures can vary, but generally consist of a U.S.-listed company with contractual arrangements, through one or more wholly-owned special purpose vehicles, with a Chinese company that ultimately provides the U.S.-listed company with contractual rights to exercise control over and obtain economic benefits from the Chinese company. The VIE structure enables foreign investors, such as the Fund, to obtain investment exposure similar to that of an equity owner in a Chinese company in situations in which the Chinese government has restricted or prohibited the ownership of such company by foreign investors. As a result, an investment in a VIE structure subjects the Fund to the risks associated with the underlying Chinese company. Intervention by the Chinese government into the operation or ownership of VIE structures could significantly and adversely affect the Chinese company’s performance and thus, the value of the Fund’s investment in the VIE, as well as the enforceability of the VIE contractual arrangements with the underlying Chinese company. In the event of such an occurrence, the Fund, as a foreign investor, may have little or no legal recourse. The Fund’s investment in a VIE structure is also subject to the risk that the underlying Chinese company (or its officers, directors, or Chinese equity owners) may breach its contractual arrangements with the other entities in the VIE structure, or Chinese law changes in a way that adversely affects the enforceability of these arrangements, or those contracts are otherwise not enforceable under Chinese law, in which case the Fund may suffer significant losses on its VIE investments with little or no recourse available. The regulatory requirements applicable to Chinese companies, including accounting standards and auditor oversight, generally are not comparable to those applicable to U.S. companies or companies organized and operating in more developed countries. As a result, information about the Chinese companies in which the Fund invests may be less reliable or incomplete. The lack of available information may be a significant obstacle to pursuing investigations into or litigation against Chinese companies, and as a shareholder, the Fund may have limited legal remedies. The Chinese securities markets are subject to more frequent trading halts and low trading volume, resulting in substantially less liquidity and greater price volatility. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.
WisdomTree China ex-State-Owned Enterprises Fund | Communication Services Sector Risk [Member]
Communication Services Sector Risk. The Fund currently invests a significant portion of its assets in the communication services sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The communication services sector consists of companies that facilitate communication and offer content and information through various types of media. These companies include, for example, telecom companies, such as wireless and fixed-line telecommunications service providers, media companies, such as broadcasters, advertisers, publishers, cable and satellite companies, and companies in the movie industry, and other companies that provide internet software, on-line services, social media platforms, video games, and digital entertainment. This sector can be significantly affected by, among other things, government intervention and regulation, technological innovations that make existing products and services obsolete, and consumer demand.
WisdomTree China ex-State-Owned Enterprises Fund | Stock Connect Risk [Member]
Stock Connect Risk. The Fund’s ability to invest in China A-Shares through Stock Connect, or on such other stock exchanges in China that participate in Stock Connect from time to time or in the future, is subject to trading limits, rules and regulations by the applicable regulatory authority. These restrictions and regulations may adversely affect the Fund’s ability to achieve its investment objective. For example, daily quotas that limit the Fund’s maximum daily net purchases through Stock Connect may restrict the Fund’s ability to invest in A-Shares through Stock Connect on a timely basis. Investments through Stock Connect are also subject to trading, clearance and settlement procedures that are relatively untested in mainland China. Stock Connect only operates on days when both the PRC and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. Accordingly, the Fund may be subject to price fluctuations at times when Stock Connect is not open for trading. SEHK, SSE and SZSE also reserve the right to suspend trading through Stock Connect, if necessary, to ensure an orderly and fair market and manage risks prudently. Halts may adversely affect the Fund’s access to the PRC market. A Fund will not benefit from the China Securities Investor Protection Fund in mainland China. That said, if a Fund suffers losses due to default matters of its securities brokers in Hong Kong in relation to the investment of China A-Shares through Stock Connect, it would be compensated by Hong Kong’s Investor Compensation Fund. Investing through Stock Connect is also premised on the proper functioning of operational systems maintained by each market participant and the connectivity of differing securities regimes and legal systems in the PRC and Hong Kong. Investments through Stock Connect are also governed by departmental regulations that have legal effect in the PRC but have not been tested in the PRC courts. Moreover, the current regulations are subject to change. There can be no assurance that Stock Connect will not be abolished. The Fund, which may invest in the PRC markets through Stock Connect, may be adversely affected as a result of such changes.
WisdomTree China ex-State-Owned Enterprises Fund | Tax Riskin China [Member]
Tax Risk in China. Uncertainties in PRC tax rules governing taxation of income and gains from investments in A-Shares could result in unexpected tax liabilities for the Fund. The Fund’s investments in securities, including A-Shares, issued by PRC companies may cause the Fund to become subject to withholding and other taxes imposed by the PRC.